UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6093

Name of Registrant: Vanguard Institutional Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – June 30, 2012

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2012
Vanguard Institutional Index Fund

> For the six months ended June 30, 2012, Vanguard Institutional Index Fund closely tracked the 9.49% return of its benchmark, the Standard & Poor’s 500 Index.

> The fund’s performance mirrored that of the broad U.S. stock market, largely rising and retreating with shifting uncertainties on the global stage.

> The information technology, financial, and consumer discretionary sectors contributed most to returns; energy stocks weighed on performance.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	24
Trustees Approve Advisory Arrangement.	26
Glossary.	27

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2012
Total
Returns
Vanguard Institutional Index Fund
Institutional Shares	9.48%
Institutional Plus Shares	9.48
S&P 500 Index	9.49
Large-Cap Core Funds Average	7.96
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2011, Through June 30, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Index Fund
Institutional Shares	$115.04	$124.74	$1.203	$0.000
Institutional Plus Shares	115.05	124.74	1.215	0.000

1

Chairman’s Letter

Dear Shareholder,

The Standard & Poor’s 500 Index began the six months ended June 30, 2012, with its best first-quarter return since 1998. The second quarter, however, was rockier as investors wrestled with both renewed anxiety about Europe’s debt crisis and fear of a global economic slowdown; in May, U.S. stock markets skidded into negative territory. Vanguard Institutional Index Fund delivered a solid return of about 9% for the half-year, closely tracking the S&P 500 Index and exceeding the average return of its peer group, large-capitalization core funds.

With the exception of energy, each of the ten stock sectors posted positive returns for the period. Information technology, financial, and consumer discretionary stocks contributed most to the overall result of the index.

In case you missed our announcement last month, George U. “Gus” Sauter, managing director and chief investment officer of Vanguard, plans to retire at the end of 2012. It’s hard to overstate the contributions that Gus has made to Vanguard in his 25-year career. He honed the strategy and built the team that have helped make Vanguard a world-class leader in indexing, he developed our active quantitative equity strategies, and he has been our chief investment officer since 2003.

We’re fortunate that Mortimer J. “Tim” Buckley, also a managing director, will succeed Gus. Tim has been a member

2

of Vanguard’s senior staff since 2001 and has directed Vanguard’s Retail Investor Group since 2006. I’ll have more to say about Gus’s retirement at the end of the year.

U.S. stocks delivered strong returns, but Europe remained a trouble spot
U.S. stocks were the standout performers for the six months ended June 30, returning about 9%. Domestic equities seemed to benefit from the perception that they offered some shelter from the storms roiling European markets. International stocks didn’t fare as well, returning about 3%. European stocks were the weakest performers. Returns for emerging markets and the developed markets of the Pacific region were restrained by signs of slowing growth.

Throughout the period, investors were preoccupied with Europe’s debt troubles, and global stock markets moved sharply up and down depending on whether the latest news from the region was positive or negative. Vanguard economists expect Europe to remain a trouble spot. The most likely scenario is that it will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening continues in the face of weak economic growth.

Investors’ appetite for Treasuries drove 10-year yield to a new low
Amid the turmoil in Europe, U.S. Treasury securities continued to benefit from a “flight to quality.” Investor demand nudged bond prices higher, and in early

Market Barometer

			Total Returns
		Periods Ended June 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.38%	4.37%	0.39%
Russell 2000 Index (Small-caps)	8.53	-2.08	0.54
Dow Jones U.S. Total Stock Market Index	9.45	3.78	0.63
MSCI All Country World Index ex USA (International)	2.77	-14.57	-4.62

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.37%	7.47%	6.79%
Barclays Municipal Bond Index (Broad tax-exempt
market)	3.66	9.90	5.95
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.87

CPI
Consumer Price Index	1.69%	1.66%	1.95%

3

June, the yield of the 10-year U.S. Treasury note slipped below 1.5% for the first time. (Bond yields and prices move in opposite directions.) It’s worth remembering that low yields do imply lower future returns: As yields tumble, the scope for further declines—and price increases—diminishes.

The broad U.S. taxable bond market posted a return of about 2% for the half-year. Municipal bonds remained a bright spot, delivering a return of more than 3%.

As it has since December 2008, the Federal Reserve Board held its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns from money market funds and savings accounts.

Second-quarter retreat didn’t fully erase stocks’ strong start
The Institutional Index Fund gained over 12% in the first quarter, then fell about 3% in the second. As I mentioned earlier in this letter, much of the fluctuation was driven by uncertainties about the solvency of European banks and governments. A slowdown in global growth, notably in China, and an uneven U.S. recovery also took a toll.

Still, the Institutional Index Fund delivered a strong performance for the half-year. In addition to the first-quarter gains—when the U.S. recovery appeared stronger and the European crisis seemed to stabilize—the index got a lift on the last trading day of the period as stocks rallied in the wake of an agreement by policymakers to aid European banks.

Information technology, the index’s largest sector and one of the market’s best performers for the period, contributed more than a quarter of the index’s total return for the period. The sector’s star holdings included companies that make tablet computers and smartphones. Other standouts included software manufacturers, IT consulting firms, and data processors. Tech companies as a whole benefited from investor optimism at the beginning of the period that a stronger economy would lead to greater consumer and business demand.

Financials, the second-largest sector in the index, contributed nearly a fifth of the index’s overall return. Although financial companies have struggled since the 2008 credit crisis, they have rebounded over the past six months. Among the best results came from banks whose mortgage-lending businesses improved as they overcame some of the legacies associated with the deep recession and weak housing market.

The consumer discretionary sector was the next-largest contributor to returns. Media companies, including cable and satellite operators and moviemakers, produced the strongest results. Specialty retailers and online shopping outlets also were bright spots. U.S. consumers benefited from lower gas prices, which provided them with some newfound savings to spend on other items. U.S. retail sales were stronger at the start of the period, but turned mixed toward the end as consumer confidence waned.

4

The energy sector was the market’s weakest performer, returning about –2% for the six months. Investors have grown increasingly concerned over softening global demand for oil and its potential effect on the sector’s profitability.

Good news: Investors are smart, and they’re getting smarter
In recent years, I’ve often written in this space about the challenges facing investors, both individuals and institutions, from the 2008–2009 financial crisis to the more recent volatility caused by Europe’s debt troubles. Bad news inevitably seems to grab attention, and it’s our responsibility to speak to you candidly about these difficulties and to offer Vanguard’s perspective.

In the interest of presenting a full picture, I think it’s also our responsibility to point out positive developments that may not have received much attention. On that score, I want to tell you that I’ve been especially heartened to see individual investors become more discerning over time, particularly about the costs of investing. Institutional investors have long paid close attention to their investment costs, and it’s encouraging to see individual investors adopt a similar focus.

As I said in a recent address to financial advisors, “Individual investors are smart and getting smarter. And that’s a good thing. Increasingly, they are bringing a healthy consumer mentality to their investment portfolios. They want to know what they are buying and how much they are paying for it.”

Vanguard research confirms that over the past decade investors have displayed a growing cost consciousness, directing a larger share of their money to low-cost investments. You can read the full report —Costs Matter: Are Fund Investors Voting With Their Feet?— at vanguard.com/ research. In our view, investors are serving their interests by focusing on costs.

And, of course, important regulatory developments within the world of retirement plans have heightened scrutiny on investment fees for plan sponsors and participants. We have been working hard with our institutional clients to implement fee disclosures for both plan sponsors and participants. We consider these regulatory changes, though complex and a challenge for the industry, to be positive developments.

5

As you know, we have been consistent advocates of the benefits of low-cost investing in retirement plans and elsewhere. We continue to believe that holding a balanced and diversified portfolio of low-cost investments can give investors a greater chance of reaching their long-term financial goals. Vanguard Institutional Index Fund, with its broad diversification and low-cost exposure to the large-cap segment of the U.S. stock market, can play an important role in such a portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 19, 2012

6

Institutional Index Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VINIX	VIIIX
Expense Ratio[1]	0.04%	0.02%
30-Day SEC Yield	2.26%	2.28%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Number of Stocks	503	500	3,694
Median Market Cap	$56.8B	$56.8B	$33.1B
Price/Earnings Ratio	15.3x	15.3x	16.1x
Price/Book Ratio	2.2x	2.2x	2.1x
Return on Equity	19.8%	19.7%	18.1%
Earnings Growth Rate	9.7%	9.7%	9.4%
Dividend Yield	2.2%	2.2%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	3%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Consumer Discretionary	10.9%	11.0%	11.9%
Consumer Staples	11.3	11.3	9.8
Energy	10.8	10.8	10.0
Financials	14.4	14.4	15.9
Health Care	12.0	12.0	12.0
Industrials	10.5	10.5	10.8
Information Technology	19.8	19.7	19.1
Materials	3.4	3.4	3.9
Telecommunication
Services	3.2	3.2	2.9
Utilities	3.7	3.7	3.7

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	Index
R-Squared	1.00	0.99
Beta	1.00	0.95

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Hardware	4.4%
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.2
Microsoft Corp.	Systems Software	1.8
International Business	IT Consulting &
Machines Corp.	Other Services	1.8
General Electric Co.	Industrial
	Conglomerates	1.8
AT&T Inc.	Integrated
	Telecommunication
	Services	1.7
Chevron Corp.	Integrated Oil &
	Gas	1.7
Johnson & Johnson	Pharmaceuticals	1.5
Wells Fargo & Co.	Diversified Banks	1.4
Coca-Cola Co.	Soft Drinks	1.4
Top Ten		20.7%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2012. For the six months ended June 30, 2012, the annualized expense ratios were 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares.

7

Institutional Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012

Average Annual Total Returns: Periods Ended June 30, 2012
	Inception	One	Five	Ten
	Date	Year	Years	Years
Institutional Shares	7/31/1990	5.43%	0.25%	5.35%
Institutional Plus Shares	7/7/1997	5.45	0.27	5.38

See Financial Highlights for dividend and capital gains information.

8

Institutional Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (10.9%)
	McDonald’s Corp.	9,015,849	798,173
	Walt Disney Co.	15,856,960	769,063
	Comcast Corp. Class A	23,075,079	737,710
*	Amazon.com Inc.	3,197,551	730,161
	Home Depot Inc.	13,579,565	719,581
	News Corp. Class A	18,690,990	416,622
	Starbucks Corp.	6,729,322	358,808
	Target Corp.	5,866,150	341,351
	Time Warner Inc.	8,516,314	327,878
	Ford Motor Co.	33,858,216	324,700
	Lowe’s Cos. Inc.	10,439,741	296,906
*	priceline.com Inc.	441,761	293,559
	NIKE Inc. Class B	3,253,262	285,571
*	DIRECTV Class A	5,811,152	283,701
	TJX Cos. Inc.	6,573,722	282,210
	Yum! Brands Inc.	4,086,097	263,226
	Time Warner Cable Inc.	2,772,531	227,625
	Viacom Inc. Class B	4,682,910	220,190
	CBS Corp. Class B	5,750,397	188,498
	Johnson Controls Inc.	6,034,844	167,226
	Coach Inc.	2,549,639	149,103
	Carnival Corp.	4,020,591	137,786
*	Bed Bath & Beyond Inc.	2,061,872	127,424
	Macy’s Inc.	3,665,643	125,915
	Ross Stores Inc.	2,000,581	124,976
*	Discovery Communications
	Inc. Class A	2,261,153	122,102
	Omnicom Group Inc.	2,417,846	117,507
	McGraw-Hill Cos. Inc.	2,480,595	111,627
*	Dollar Tree Inc.	2,057,212	110,678
*	Chipotle Mexican Grill Inc.
	Class A	281,164	106,828
	VF Corp.	767,697	102,449
	Mattel Inc.	3,021,870	98,030
	Kohl’s Corp.	2,127,534	96,782
	Harley-Davidson Inc.	2,054,173	93,937
*	O’Reilly Automotive Inc.	1,118,288	93,679

			Market
			Value
		Shares	($000)
	Starwood Hotels &
	Resorts Worldwide Inc.	1,753,733	93,018
	Marriott International Inc.
	Class A	2,349,535	92,102
	Limited Brands Inc.	2,143,887	91,180
*	AutoZone Inc.	236,447	86,816
	Genuine Parts Co.	1,383,357	83,347
	Gap Inc.	2,951,690	80,758
	Ralph Lauren Corp.
	Class A	575,821	80,650
	Staples Inc.	6,112,341	79,766
	Wynn Resorts Ltd.	704,552	73,076
	Nordstrom Inc.	1,420,652	70,592
	Family Dollar Stores Inc.	1,035,348	68,830
	Wyndham
	Worldwide Corp.	1,294,109	68,251
*	BorgWarner Inc.	1,016,595	66,679
	Tiffany & Co.	1,124,563	59,546
	Darden Restaurants Inc.	1,141,122	57,775
*	CarMax Inc.	2,024,924	52,527
	Best Buy Co. Inc.	2,459,544	51,552
	Scripps Networks
	Interactive Inc. Class A	822,586	46,772
	Newell Rubbermaid Inc.	2,572,561	46,666
	DR Horton Inc.	2,486,145	45,695
	Lennar Corp. Class A	1,444,001	44,634
	Interpublic Group of
	Cos. Inc.	3,931,590	42,658
	Whirlpool Corp.	685,581	41,930
	H&R Block Inc.	2,605,094	41,629
	International Game
	Technology	2,617,819	41,231
	Expedia Inc.	800,137	38,463
*	TripAdvisor Inc.	845,023	37,764
*	Fossil Inc.	461,730	35,341
	Hasbro Inc.	1,035,051	35,057
*	Apollo Group Inc. Class A	952,178	34,459
*	Netflix Inc.	492,350	33,711
*	PulteGroup Inc.	2,994,025	32,036
	Gannett Co. Inc.	2,083,554	30,691

9

Institutional Index Fund

			Market
			Value
		Shares	($000)
	JC Penney Co. Inc.	1,298,825	30,276
*	Urban Outfitters Inc.	988,867	27,283
	Comcast Corp.	844,535	26,518
	Leggett & Platt Inc.	1,243,176	26,268
*	Goodyear Tire &
	Rubber Co.	2,170,130	25,629
	Cablevision Systems Corp.
	Class A	1,899,194	25,240
	Abercrombie & Fitch Co.	732,008	24,991
	Harman International
	Industries Inc.	625,053	24,752
*	Big Lots Inc.	564,928	23,043
^	GameStop Corp. Class A	1,155,420	21,214
*,^	Sears Holdings Corp.	339,264	20,254
	DeVry Inc.	522,514	16,182
	Washington Post Co.
	Class B	42,614	15,930
*,^	AutoNation Inc.	368,343	12,995
			11,957,359
Consumer Staples (11.2%)
	Coca-Cola Co.	20,014,011	1,564,896
	Procter & Gamble Co.	24,309,195	1,488,938
	Philip Morris
	International Inc.	15,131,178	1,320,347
	Wal-Mart Stores Inc.	15,309,030	1,067,346
	PepsiCo Inc.	13,875,020	980,409
	Altria Group Inc.	18,052,562	623,716
	Kraft Foods Inc.	15,729,470	607,472
	CVS Caremark Corp.	11,369,211	531,283
	Colgate-Palmolive Co.	4,234,032	440,763
	Costco Wholesale Corp.	3,835,699	364,391
	Kimberly-Clark Corp.	3,478,864	291,424
	Walgreen Co.	7,654,315	226,415
	General Mills Inc.	5,742,969	221,334
	Archer-Daniels-Mid
	and Co.	5,842,558	172,472
	Sysco Corp.	5,197,107	154,926
	HJ Heinz Co.	2,838,176	154,340
	Lorillard Inc.	1,158,020	152,801
	Mead Johnson
	Nutrition Co.	1,809,036	145,645
	Whole Foods Market Inc.	1,448,928	138,112
	Reynolds American Inc.	2,941,050	131,965
	Kroger Co.	4,975,140	115,373
	Estee Lauder Cos. Inc.
	Class A	1,999,673	108,222
	Kellogg Co.	2,187,465	107,908
	Hershey Co.	1,348,852	97,158
*	Monster Beverage Corp.	1,346,950	95,903
	ConAgra Foods Inc.	3,685,385	95,562
	Beam Inc.	1,398,377	87,385
	Brown-Forman Corp.
	Class B	881,674	85,390
	Clorox Co.	1,154,089	83,625

			Market
			Value
		Shares	($000)
	Dr Pepper Snapple
	Group Inc.	1,878,742	82,195
	JM Smucker Co.	1,005,468	75,933
	Coca-Cola Enterprises Inc. 2,661,147		74,619
	McCormick & Co. Inc.	1,176,097	71,330
	Avon Products Inc.	3,829,916	62,083
	Molson Coors Brewing Co.
	Class B	1,394,105	58,009
	Campbell Soup Co.	1,569,577	52,392
	Tyson Foods Inc. Class A	2,562,525	48,252
	Safeway Inc.	2,131,913	38,694
	Hormel Foods Corp.	1,215,490	36,975
*	Constellation Brands Inc.
	Class A	1,353,994	36,639
*	Dean Foods Co.	1,636,227	27,865
			12,320,507
Energy (10.8%)
	Exxon Mobil Corp.	41,485,036	3,549,875
	Chevron Corp.	17,505,329	1,846,812
	Schlumberger Ltd.	11,830,952	767,947
	ConocoPhillips	11,218,784	626,906
	Occidental Petroleum
	Corp.	7,195,647	617,171
	Apache Corp.	3,467,466	304,756
	Anadarko Petroleum Corp. 4,432,197		293,411
	National Oilwell Varco Inc.	3,781,402	243,674
	Halliburton Co.	8,188,973	232,485
	EOG Resources Inc.	2,391,902	215,534
	Devon Energy Corp.	3,587,845	208,059
*	Phillips 66	5,547,477	184,398
	Spectra Energy Corp.	5,791,254	168,294
	Marathon Oil Corp.	6,257,752	160,011
	Williams Cos. Inc.	5,550,941	159,978
	Baker Hughes Inc.	3,890,321	159,892
	Kinder Morgan Inc.	4,480,495	144,362
	Marathon Petroleum Corp. 3,023,029		135,794
	Noble Energy Inc.	1,576,746	133,740
	Valero Energy Corp.	4,903,244	118,413
	Hess Corp.	2,696,463	117,161
	Chesapeake Energy Corp.	5,874,176	109,260
*	Southwestern Energy Co.	3,088,980	98,631
	Pioneer Natural
	Resources Co.	1,091,592	96,289
*	Cameron International
	Corp.	2,185,338	93,336
	Range Resources Corp.	1,439,074	89,035
	Murphy Oil Corp.	1,722,880	86,644
*	FMC Technologies Inc.	2,121,625	83,231
	Cabot Oil & Gas Corp.	1,861,069	73,326
	Noble Corp.	2,238,552	72,820
	EQT Corp.	1,326,621	71,147
	CONSOL Energy Inc.	2,018,302	61,033
	Peabody Energy Corp.	2,417,074	59,267
*	Denbury Resources Inc.	3,466,302	52,376
	QEP Resources Inc.	1,583,034	47,444

10

Institutional Index Fund

			Market
			Value
		Shares	($000)
	Sunoco Inc.	939,012	44,603
	Helmerich & Payne Inc.	953,267	41,448
*	Nabors Industries Ltd.	2,574,569	37,074
	Diamond Offshore
	Drilling Inc.	616,944	36,480
*	Rowan Cos. plc Class A	1,101,316	35,606
*	Newfield Exploration Co.	1,195,538	35,041
*	Tesoro Corp.	1,244,561	31,064
*	WPX Energy Inc.	1,763,689	28,536
*	Alpha Natural
	Resources Inc.	1,955,148	17,029
			11,789,393
Financials (14.3%)
	Wells Fargo & Co.	47,143,067	1,576,464
	JPMorgan Chase & Co.	33,771,406	1,206,652
*	Berkshire Hathaway Inc.
	Class B	14,462,874	1,205,191
	Bank of America Corp.	95,607,442	782,069
	Citigroup Inc.	26,013,255	713,023
	US Bancorp	16,804,786	540,442
	American Express Co.	8,883,319	517,098
	Simon Property Group Inc.	2,689,026	418,574
	Goldman Sachs Group Inc.	4,363,856	418,319
	MetLife Inc.	9,422,306	290,678
	PNC Financial Services
	Group Inc.	4,691,389	286,691
	Capital One
	Financial Corp.	5,148,800	281,433
	American Tower
	Corporation	3,500,773	244,739
	Bank of New York
	Mellon Corp.	10,581,835	232,271
	ACE Ltd.	3,004,960	222,758
	Travelers Cos. Inc.	3,451,551	220,347
	Prudential Financial Inc.	4,161,004	201,517
	Morgan Stanley	13,511,150	197,128
	State Street Corp.	4,334,887	193,509
	BlackRock Inc.	1,137,013	193,088
	BB&T Corp.	6,198,421	191,221
	Public Storage	1,262,909	182,377
*	American International
	Group Inc.	5,673,960	182,077
	Aflac Inc.	4,148,863	176,700
	Chubb Corp.	2,395,093	174,411
	Equity Residential	2,667,204	166,327
	HCP Inc.	3,721,905	164,322
	Discover Financial
	Services	4,705,103	162,703
	Ventas Inc.	2,564,318	161,860
	CME Group Inc.	589,697	158,104
	Marsh & McLennan
	Cos. Inc.	4,840,780	156,018
	Allstate Corp.	4,359,466	152,974
	Boston Properties Inc.	1,329,273	144,053
	T. Rowe Price Group Inc.	2,263,331	142,499

			Market
			Value
		Shares	($000)
	Franklin Resources Inc.	1,259,612	139,804
	Vornado Realty Trust	1,646,463	138,270
	Prologis Inc.	4,083,152	135,683
	Aon plc	2,896,122	135,481
	Charles Schwab Corp.	9,596,545	124,083
	AvalonBay Communities
	Inc.	845,675	119,646
	SunTrust Banks Inc.	4,772,924	115,648
	Progressive Corp.	5,407,260	112,633
	Loews Corp.	2,709,989	110,866
	Health Care REIT Inc.	1,896,353	110,557
	Fifth Third Bancorp	8,159,737	109,341
	Weyerhaeuser Co.	4,768,574	106,625
	Ameriprise Financial Inc.	1,938,928	101,328
	Host Hotels &
	Resorts Inc.	6,374,075	100,838
	Northern Trust Corp.	2,139,678	98,468
*	Berkshire Hathaway Inc.
	Class A	759	94,833
	M&T Bank Corp.	1,122,958	92,723
	Invesco Ltd.	3,976,992	89,880
*	IntercontinentalExchange
	Inc.	645,218	87,737
	Regions Financial Corp.	12,532,081	84,592
	Principal Financial
	Group Inc.	2,662,079	69,826
	Hartford Financial
	Services Group Inc.	3,910,162	68,936
	Kimco Realty Corp.	3,609,217	68,683
	SLM Corp.	4,325,389	67,952
	KeyCorp	8,453,693	65,432
	Moody’s Corp.	1,753,820	64,102
	XL Group plc Class A	2,764,745	58,170
	NYSE Euronext	2,252,952	57,631
	Plum Creek Timber
	Co. Inc.	1,432,450	56,868
	Lincoln National Corp.	2,531,594	55,366
	Cincinnati Financial Corp.	1,439,841	54,815
	Comerica Inc.	1,744,420	53,571
	Huntington Bancshares
	Inc.	7,672,798	49,106
	Unum Group	2,536,522	48,524
*	CBRE Group Inc. Class A	2,910,008	47,608
	Torchmark Corp.	873,667	44,164
	Leucadia National Corp.	1,756,942	37,370
	People’s United
	Financial Inc.	3,156,212	36,644
	Apartment Investment &
	Management Co.
	Class A	1,252,945	33,867
	Zions Bancorporation	1,633,571	31,724
	Hudson City Bancorp Inc.	4,683,553	29,834
	Legg Mason Inc.	1,114,393	29,387
	Assurant Inc.	760,371	26,491

11

Institutional Index Fund

			Market
			Value
		Shares	($000)
*	Genworth Financial Inc.
	Class A	4,358,736	24,670
	NASDAQ OMX Group Inc.	1,085,602	24,611
	First Horizon
	National Corp.	2,240,647	19,382
*	E*TRADE Financial Corp.	2,256,677	18,144
^	Federated Investors Inc.
	Class B	822,304	17,967
			15,727,518
Health Care (11.9%)
	Johnson & Johnson	24,364,764	1,646,083
	Pfizer Inc.	66,431,881	1,527,933
	Merck & Co. Inc.	26,983,720	1,126,570
	Abbott Laboratories	13,958,630	899,913
	Bristol-Myers Squibb Co.	14,985,183	538,717
	UnitedHealth Group Inc.	9,203,963	538,432
	Amgen Inc.	6,899,702	503,954
*	Express Scripts
	Holding Co.	7,146,139	398,969
	Eli Lilly & Co.	9,059,650	388,750
	Medtronic Inc.	9,231,995	357,555
*	Gilead Sciences Inc.	6,718,870	344,544
*	Biogen Idec Inc.	2,125,390	306,864
	Baxter International Inc.	4,884,889	259,632
	Allergan Inc.	2,728,437	252,571
*	Celgene Corp.	3,908,132	250,746
	Covidien plc	4,278,846	228,918
	McKesson Corp.	2,088,529	195,800
*	Intuitive Surgical Inc.	352,240	195,067
	WellPoint Inc.	2,935,149	187,233
*	Alexion Pharmaceuticals
	Inc.	1,704,277	169,235
	Thermo Fisher Scientific
	Inc.	3,258,827	169,166
	Stryker Corp.	2,872,822	158,292
	Becton Dickinson and Co.	1,797,735	134,381
	Cardinal Health Inc.	3,069,266	128,909
	Agilent Technologies Inc.	3,081,902	120,934
	Aetna Inc.	3,080,959	119,449
	Cigna Corp.	2,557,040	112,510
	Humana Inc.	1,447,266	112,076
	St. Jude Medical Inc.	2,783,242	111,079
*	Cerner Corp.	1,300,134	107,469
*	Edwards Lifesciences
	Corp.	1,016,370	104,991
	Zimmer Holdings Inc.	1,562,145	100,540
	Perrigo Co.	828,597	97,716
	AmerisourceBergen Corp.
	Class A	2,224,388	87,530
	Quest Diagnostics Inc.	1,407,688	84,320
*	Watson Pharmaceuticals
	Inc.	1,130,083	83,615
*	Forest Laboratories Inc.	2,357,449	82,487
*	DaVita Inc.	833,914	81,899

			Market
			Value
		Shares	($000)
*	Mylan Inc.	3,803,344	81,277
	CR Bard Inc.	744,755	80,016
*	Laboratory Corp. of
	America Holdings	858,544	79,510
*	Boston Scientific Corp.	12,676,644	71,877
*	Life Technologies Corp.	1,583,881	71,259
*	Waters Corp.	788,617	62,671
*	Varian Medical
	Systems Inc.	989,019	60,103
*	Hospira Inc.	1,465,413	51,260
*	CareFusion Corp.	1,969,258	50,571
	DENTSPLY International
	Inc.	1,257,834	47,559
	Coventry Health Care Inc.	1,267,754	40,302
	Patterson Cos. Inc.	777,495	26,800
	PerkinElmer Inc.	1,010,044	26,059
*	Tenet Healthcare Corp.	3,669,745	19,229
			13,083,342
Industrials (10.4%)
	General Electric Co.	93,997,409	1,958,906
	United Parcel Service Inc.
	Class B	8,512,373	670,435
	United Technologies Corp.	8,085,318	610,684
	3M Co.	6,155,901	551,569
	Union Pacific Corp.	4,224,949	504,079
	Boeing Co.	6,645,406	493,754
	Caterpillar Inc.	5,787,426	491,410
	Honeywell International
	Inc.	6,912,774	386,009
	Emerson Electric Co.	6,508,545	303,168
	Deere & Co.	3,528,700	285,366
	Danaher Corp.	5,101,306	265,676
	FedEx Corp.	2,797,967	256,322
	Illinois Tool Works Inc.	4,235,194	223,999
	Tyco International Ltd.	4,106,559	217,032
	Precision Castparts Corp.	1,289,232	212,066
	General Dynamics Corp.	3,199,356	211,030
	Norfolk Southern Corp.	2,890,260	207,434
	CSX Corp.	9,219,436	206,147
	Lockheed Martin Corp.	2,361,839	205,669
	Raytheon Co.	2,957,478	167,364
	Cummins Inc.	1,705,202	165,251
	Northrop Grumman Corp.	2,231,501	142,347
	Goodrich Corp.	1,117,214	141,774
	Waste Management Inc.	4,105,006	137,107
	PACCAR Inc.	3,163,386	123,973
	Eaton Corp.	2,994,900	118,688
	Ingersoll-Rand plc	2,649,370	111,750
	Fastenal Co.	2,619,151	105,578
	WW Grainger Inc.	541,215	103,502
	Parker Hannifin Corp.	1,339,703	102,996
	Stanley Black & Decker
	Inc.	1,515,629	97,546
	Cooper Industries plc	1,411,418	96,231

12

Institutional Index Fund

			Market
			Value
		Shares	($000)
	Dover Corp.	1,629,401	87,352
	Roper Industries Inc.	864,487	85,221
	CH Robinson Worldwide
	Inc.	1,442,856	84,450
	Rockwell Automation Inc.	1,266,380	83,657
	Fluor Corp.	1,500,033	74,012
	Republic Services Inc.
	Class A	2,791,129	73,853
	Expeditors International
	of Washington Inc.	1,883,856	72,999
*	Stericycle Inc.	755,017	69,212
	L-3 Communications
	Holdings Inc.	864,169	63,957
	Rockwell Collins Inc.	1,286,454	63,487
	Southwest Airlines Co.	6,808,968	62,779
	Textron Inc.	2,485,933	61,825
	Pall Corp.	1,027,162	56,299
	Flowserve Corp.	484,880	55,640
	Joy Global Inc.	939,212	53,282
	Iron Mountain Inc.	1,519,209	50,073
	Equifax Inc.	1,068,292	49,782
*	Quanta Services Inc.	1,890,478	45,504
	Masco Corp.	3,168,854	43,952
*	Jacobs Engineering
	Group Inc.	1,145,021	43,351
	Xylem Inc.	1,645,612	41,420
	Cintas Corp.	978,436	37,777
	Robert Half
	International Inc.	1,267,995	36,227
	Snap-on Inc.	515,216	32,072
	Dun & Bradstreet Corp.	424,516	30,213
^	Pitney Bowes Inc.	1,775,574	26,580
	Avery Dennison Corp.	919,047	25,127
^	RR Donnelley & Sons Co.	1,598,679	18,816
	Ryder System Inc.	454,763	16,376
			11,420,157
Information Technology (19.7%)
*	Apple Inc.	8,295,477	4,844,559
	Microsoft Corp.	66,330,943	2,029,064
	International Business
	Machines Corp.	10,233,337	2,001,436
*	Google Inc. Class A	2,256,059	1,308,672
	Intel Corp.	44,633,283	1,189,477
	Oracle Corp.	34,427,263	1,022,490
	QUALCOMM Inc.	15,208,536	846,811
	Cisco Systems Inc.	47,524,575	815,997
	Visa Inc. Class A	4,417,703	546,161
*	EMC Corp.	18,628,193	477,441
*	eBay Inc.	10,195,428	428,310
	Mastercard Inc. Class A	941,827	405,089
	Hewlett-Packard Co.	17,542,707	352,784
	Accenture plc Class A	5,717,546	343,567
	Texas Instruments Inc.	10,152,636	291,279

			Market
			Value
		Shares	($000)
	Automatic Data
	Processing Inc.	4,339,158	241,517
	Corning Inc.	13,464,288	174,093
*	Yahoo! Inc.	10,812,495	171,162
*	Salesforce.com Inc.	1,224,383	169,283
*	Dell Inc.	13,189,931	165,138
*	Cognizant Technology
	Solutions Corp. Class A	2,701,522	162,091
	Intuit Inc.	2,605,572	154,641
	Broadcom Corp. Class A	4,399,772	148,712
*	Adobe Systems Inc.	4,401,794	142,486
*	Citrix Systems Inc.	1,651,285	138,609
	Applied Materials Inc.	11,371,776	130,321
	Motorola Solutions Inc.	2,590,187	124,614
	TE Connectivity Ltd.	3,792,037	121,004
*	Teradata Corp.	1,496,224	107,743
*	NetApp Inc.	3,219,885	102,457
	Analog Devices Inc.	2,645,945	99,673
	Altera Corp.	2,862,600	96,870
*	Red Hat Inc.	1,710,513	96,610
	Xerox Corp.	11,958,001	94,109
*	Symantec Corp.	6,394,922	93,430
	Western Union Co.	5,438,559	91,585
	Paychex Inc.	2,862,900	89,924
*	Fiserv Inc.	1,211,026	87,460
	CA Inc.	3,138,679	85,027
	Seagate Technology plc	3,293,162	81,440
	Amphenol Corp. Class A	1,436,932	78,916
*	SanDisk Corp.	2,161,114	78,837
	Xilinx Inc.	2,340,585	78,573
*	Juniper Networks Inc.	4,696,617	76,602
*	NVIDIA Corp.	5,488,293	75,848
	KLA-Tencor Corp.	1,484,154	73,095
	Fidelity National
	Information Services Inc.	2,117,956	72,180
*	Autodesk Inc.	2,038,169	71,315
*	F5 Networks Inc.	704,172	70,107
*	Lam Research Corp.	1,786,820	67,435
	Linear Technology Corp.	2,041,870	63,972
*	Western Digital Corp.	2,075,700	63,267
*	VeriSign Inc.	1,401,258	61,053
*	BMC Software Inc.	1,428,718	60,978
	Microchip Technology Inc.	1,717,036	56,800
*	Micron Technology Inc.	8,781,325	55,410
*	Akamai Technologies Inc.	1,590,063	50,484
	Harris Corp.	1,009,694	42,256
*	Electronic Arts Inc.	2,818,759	34,812
	Computer Sciences Corp.	1,376,355	34,161
	Total System Services Inc.	1,425,357	34,109
	Jabil Circuit Inc.	1,612,863	32,789
*	LSI Corp.	5,045,169	32,138
*	Advanced Micro
	Devices Inc.	5,224,497	29,936
	SAIC Inc.	2,453,611	29,738

13

Institutional Index Fund

			Market
			Value
		Shares	($000)
	Molex Inc.	1,219,902	29,204
	FLIR Systems Inc.	1,367,588	26,668
*	Teradyne Inc.	1,655,460	23,276
*	JDS Uniphase Corp.	2,053,227	22,585
	Lexmark International Inc.
	Class A	630,841	16,768
*,^	First Solar Inc.	523,283	7,881
			21,624,329
Materials (3.4%)
	EI du Pont de Nemours
	& Co.	8,313,304	420,404
	Monsanto Co.	4,732,567	391,762
	Dow Chemical Co.	10,605,228	334,065
	Praxair Inc.	2,650,016	288,136
	Freeport-McMoRan
	Copper & Gold Inc.	8,420,489	286,886
	Newmont Mining Corp.	4,396,492	213,274
	Ecolab Inc.	2,592,382	177,656
	Air Products &
	Chemicals Inc.	1,875,917	151,443
	Mosaic Co.	2,642,411	144,698
	PPG Industries Inc.	1,351,178	143,387
	CF Industries Holdings
	Inc.	582,167	112,789
	International Paper Co.	3,876,426	112,068
	Nucor Corp.	2,811,877	106,570
	Sherwin-Williams Co.	760,275	100,622
	Alcoa Inc.	9,464,648	82,816
	Sigma-Aldrich Corp.	1,072,687	79,304
	FMC Corp.	1,216,350	65,050
	Cliffs Natural Resources
	Inc.	1,263,763	62,291
	Eastman Chemical Co.	1,223,514	61,628
	Ball Corp.	1,389,804	57,052
	Airgas Inc.	613,963	51,579
	Vulcan Materials Co.	1,148,224	45,596
	MeadWestvaco Corp.	1,529,464	43,972
	International Flavors &
	Fragrances Inc.	719,406	39,423
	Allegheny Technologies
	Inc.	949,864	30,291
	Bemis Co. Inc.	915,018	28,677
*	Owens-Illinois Inc.	1,462,588	28,038
	Sealed Air Corp.	1,721,332	26,577
	United States Steel Corp.	1,278,121	26,329
	Titanium Metals Corp.	729,452	8,250
			3,720,633
Telecommunication Services (3.2%)
	AT&T Inc.	52,014,254	1,854,828
	Verizon Communications
	Inc.	25,204,696	1,120,097
	CenturyLink Inc.	5,511,688	217,657
*	Crown Castle
	International Corp.	2,287,802	134,203

			Market
			Value
		Shares	($000)
*	Sprint Nextel Corp.	26,607,701	86,741
^	Windstream Corp.	5,220,840	50,433
^	Frontier Communications
	Corp.	8,854,398	33,912
*	MetroPCS
	Communications Inc.	2,608,896	15,784
			3,513,655
Utilities (3.7%)
	Southern Co.	7,706,933	356,831
	Exelon Corp.	7,562,532	284,502
	Dominion Resources Inc.	5,070,343	273,798
	Duke Energy Corp.	11,871,626	273,760
	NextEra Energy Inc.	3,700,300	254,618
	FirstEnergy Corp.	3,710,512	182,520
	American Electric
	Power Co. Inc.	4,296,959	171,449
	PG&E Corp.	3,746,936	169,624
	Consolidated Edison Inc.	2,598,705	161,613
	Progress Energy Inc.	2,626,393	158,030
	Sempra Energy	2,128,581	146,617
	Public Service Enterprise
	Group Inc.	4,488,501	145,876
	PPL Corp.	5,146,111	143,113
	Edison International	2,890,745	133,552
	Xcel Energy Inc.	4,318,590	122,691
	Northeast Utilities	2,781,340	107,944
	Entergy Corp.	1,571,223	106,670
	DTE Energy Co.	1,509,374	89,551
	Wisconsin Energy Corp.	2,043,925	80,878
	CenterPoint Energy Inc.	3,789,796	78,335
	ONEOK Inc.	1,843,462	77,997
*	AES Corp.	5,717,891	73,361
	Ameren Corp.	2,152,057	72,180
	NiSource Inc.	2,519,767	62,364
	CMS Energy Corp.	2,308,794	54,257
	Pinnacle West Capital
	Corp.	971,522	50,267
	SCANA Corp.	1,032,991	49,418
	AGL Resources Inc.	1,041,055	40,341
	Pepco Holdings Inc.	2,025,806	39,645
	Integrys Energy Group Inc. 690,893		39,291
*	NRG Energy Inc.	2,019,457	35,058
	TECO Energy Inc.	1,913,822	34,564
			4,070,715
Total Common Stocks
(Cost $94,764,799)			109,227,608
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.4%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.148%	457,693,054	457,693

14

Institutional Index Fund

	Face	Market
	Amount	Value
	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Freddie Mac
Discount Notes,
0.150%, 8/27/12	43,500	43,489
Total Temporary Cash Investments
(Cost $501,183)		501,182
Total Investments (100.0%)
(Cost $95,265,982)		109,728,790
Other Assets and Liabilities (0.0%)
Other Assets		1,208,219
Liabilities[3]		(1,192,040)
		16,179
Net Assets (100%)		109,744,969

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	96,395,786
Undistributed Net Investment Income	42,698
Accumulated Net Realized Losses	(1,173,297)
Unrealized Appreciation (Depreciation)
Investment Securities	14,462,808
Futures Contracts	16,974
Net Assets	109,744,969

Institutional Shares—Net Assets
Applicable to 518,716,116 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	64,703,585
Net Asset Value Per Share—
Institutional Shares	$124.74

Institutional Plus Shares—Net Assets
Applicable to 361,073,374 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	45,041,384
Net Asset Value Per Share—
Institutional Plus Shares	$124.74

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $48,808,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $50,687,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $34,991,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

15

Institutional Index Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Dividends	1,087,744
Interest[1]	305
Security Lending	3,460
Total Income	1,091,509
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	12,814
Management and Administrative—Institutional Plus Shares	4,032
Total Expenses	16,846
Net Investment Income	1,074,663
Realized Net Gain (Loss)
Investment Securities Sold	1,222,907
Futures Contracts	53,074
Realized Net Gain (Loss)	1,275,981
Change in Unrealized Appreciation (Depreciation)
Investment Securities	6,576,846
Futures Contracts	6,247
Change in Unrealized Appreciation (Depreciation)	6,583,093
Net Increase (Decrease) in Net Assets Resulting from Operations	8,933,737
1 Interest income from an affiliated company of the fund was $283,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Institutional Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,074,663	1,908,940
Realized Net Gain (Loss)	1,275,981	1,166,611
Change in Unrealized Appreciation (Depreciation)	6,583,093	(1,348,925)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,933,737	1,726,626
Distributions
Net Investment Income
Institutional Shares	(632,021)	(1,173,111)
Institutional Plus Shares	(411,376)	(734,615)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,043,397)	(1,907,726)
Capital Share Transactions
Institutional Shares	1,265,224	3,742,810
Institutional Plus Shares	7,049,861	1,649,326
Net Increase (Decrease) from Capital Share Transactions	8,315,085	5,392,136
Total Increase (Decrease)	16,205,425	5,211,036
Net Assets
Beginning of Period	93,539,544	88,328,508
End of Period[1]	109,744,969	93,539,544
1 Net Assets—End of Period includes undistributed net investment income of $42,698,000 and $11,432,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Institutional Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$115.04	$115.01	$101.98	$82.54	$134.14	$129.59
Investment Operations
Net Investment Income	1.237	2.361	2.118	2.207	2.521	2.560
Net Realized and Unrealized Gain (Loss)
on Investments	9.666	.029	13.032	19.441	(51.599)	4.550
Total from Investment Operations	10.903	2.390	15.150	21.648	(49.078)	7.110
Distributions
Dividends from Net Investment Income	(1.203)	(2.360)	(2.120)	(2.208)	(2.522)	(2.560)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.203)	(2.360)	(2.120)	(2.208)	(2.522)	(2.560)
Net Asset Value, End of Period	$124.74	$115.04	$115.01	$101.98	$82.54	$134.14

Total Return	9.48%	2.09%	15.05%	26.63%	-36.95%	5.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$64,704	$58,399	$54,686	$44,401	$31,543	$45,847
Ratio of Total Expenses to
Average Net Assets	0.040%	0.044%	0.050%	0.050%	0.050%	0.050%
Ratio of Net Investment Income to
Average Net Assets	2.05%	2.05%	2.05%	2.56%	2.28%	1.90%
Portfolio Turnover Rate[1]	3%	5%	4%	11%	7%	7%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Institutional Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$115.05	$115.01	$101.98	$82.54	$134.14	$129.59
Investment Operations
Net Investment Income	1.250	2.386	2.144	2.229	2.548	2.597
Net Realized and Unrealized Gain (Loss)
on Investments	9.655	.040	13.031	19.441	(51.598)	4.548
Total from Investment Operations	10.905	2.426	15.175	21.670	(49.050)	7.145
Distributions
Dividends from Net Investment Income	(1.215)	(2.386)	(2.145)	(2.230)	(2.550)	(2.595)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.215)	(2.386)	(2.145)	(2.230)	(2.550)	(2.595)
Net Asset Value, End of Period	$124.74	$115.05	$115.01	$101.98	$82.54	$134.14

Total Return	9.48%	2.12%	15.07%	26.66%	-36.94%	5.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45,041	$35,141	$33,643	$24,767	$17,643	$25,776
Ratio of Total Expenses to
Average Net Assets	0.020%	0.022%	0.025%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	2.07%	2.07%	2.08%	2.59%	2.30%	1.93%
Portfolio Turnover Rate[1]	3%	5%	4%	11%	7%	7%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $5 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

20

Institutional Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. Effective June 2011, the annual fee rate was reduced to 0.04% for the Institutional Shares and 0.02% for the Institutional Plus Shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	109,227,608	—	—
Temporary Cash Investments	457,693	43,489	—
Futures Contracts—Assets[1]	13,286	—	—
Total	109,698,587	43,489	—
1 Represents variation margin on the last day of the reporting period.

21

Institutional Index Fund

D. At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2012	1,423	482,539	15,753
E-mini S&P 500 Index	September 2012	700	47,474	1,221

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2012, the fund realized $232,555,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund had available capital loss carryforwards totaling $1,363,562,000 to offset future net capital gains. Of this amount, $764,352,000 is subject to expiration dates; $53,338,000 may be used to offset future net capital gains through December 31, 2014, $54,429,000 through December 31, 2015, and $656,585,000 through December 31, 2016. Capital losses of $599,210,000 realized beginning in fiscal 2011 may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carry forward balance above.

At June 30, 2012, the cost of investment securities for tax purposes was $95,265,982,000. Net unrealized appreciation of investment securities for tax purposes was $14,462,808,000, consisting of unrealized gains of $25,235,136,000 on securities that had risen in value since their purchase and $10,772,328,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2012, the fund purchased $10,390,876,000 of investment securities and sold $1,883,282,000 of investment securities, other than temporary cash investments.

22

Institutional Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	8,975,442	72,636	15,524,475	133,151
Issued in Lieu of Cash Distributions	588,619	4,715	1,095,297	9,510
Redeemed	(8,298,837)	(66,266)	(12,876,962)	(110,532)
Net Increase (Decrease)—Institutional Shares	1,265,224	11,085	3,742,810	32,129
Institutional Plus Shares
Issued	8,888,313	70,436	10,404,630	89,678
Issued in Lieu of Cash Distributions	395,049	3,169	715,050	6,205
Redeemed	(2,233,501)	(17,981)	(9,470,354)	(82,955)
Net Increase (Decrease)—Institutional Plus Shares	7,049,861	55,624	1,649,326	12,928

H. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

23

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

24

Six Months Ended June 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	12/31/2011	6/30/2012	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,094.79	$0.21
Institutional Plus Shares	1,000.00	1,094.80	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.66	$0.20
Institutional Plus Shares	1,000.00	1,024.76	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

25

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale.

The board will consider whether to renew the advisory arrangement again after a one-year period.

26

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

27

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

28

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
The Conference Board.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U. S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q942 082012

Semiannual Report | June 30, 2012

Vanguard Institutional Total Stock
Market Index Fund

> For the six months ended June 30, 2012, Vanguard Institutional Total Stock Market Index Fund returned about 9%, a strong result that masked market volatility late in the period.

> The fund closely tracked its target index; its return was more than 2 percentage points above the average result for peer funds.

> With the exception of energy, all industry sectors posted gains. Financial and technology stocks were among the best performers.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	53
Trustees Approve Advisory Arrangement.	55
Glossary.	56

Institutional Total Stock Market Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2012
Total
Returns
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares	9.38%
Institutional Plus Shares	9.43
MSCI US Broad Market Index	9.39
Multi-Cap Core Funds Average	7.15
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2011, Through June 30, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Total Stock Market Index
Fund
Institutional Shares	$28.32	$30.68	$0.298	$0.000
Institutional Plus Shares	28.32	30.69	0.301	0.000

Chairman’s Letter

Dear Shareholder,

U.S. stocks opened 2012 with a powerful rally, recording their best first quarter since 1998. The advance faltered in the spring, however, amid a flare-up of concerns about Europe’s debt crisis and the slowing U.S. economy. Still, stocks hung on to much of their gains and finished the first half of the year with a strong result.

In this environment, Vanguard Institutional Total Stock Market Index Fund returned 9.38% for Institutional Shares. Consistent with its objective, the fund closely tracked its target benchmark, the MSCI US Broad Market Index, which returned 9.39%. Peer funds, on average, returned 7.15%.

On a separate note, I want to call your attention to an announcement we made on June 22: George U. “Gus” Sauter, managing director and Vanguard’s chief investment officer, plans to retire at the end of 2012. It’s hard to overstate the contributions Gus has made to Vanguard in his 25-year career. He honed the strategy and built the team that have helped make Vanguard a world leader in indexing, and he developed our active quantitative equity strategies.

We’re fortunate that Mortimer J. “Tim” Buckley, also a managing director, will succeed Gus. Tim has been a member of Vanguard’s senior staff since 2001 and has directed Vanguard’s Retail Investor Group since 2006. I’ll have more to say about Gus’s retirement at the end of the year.

Eurozone woes continued to cast a shadow on stock markets globally
U.S. stocks were the standout performers for the six months ended June 30. Domestic equities seemed to benefit from a perception that they offered some shelter from the storms roiling European markets. International stocks didn’t fare as well, returning about 3%. European stocks were the weakest performers. Returns for emerging markets and the developed markets of the Pacific region were restrained by signs of slowing growth.

Throughout the period, investors were preoccupied with Europe’s debt troubles, and global stock markets moved sharply up and down depending on whether the latest news from the region was positive or negative. Vanguard economists expect Europe to remain a trouble spot. The most likely scenario is that the Eurozone will

“muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening continues in the face of weak economic growth.

Investors’ appetite for Treasuries drove 10-year yield to a new low
Amid the turmoil in Europe, U.S. Treasury securities continued to benefit from a “flight to quality.” Investor demand nudged bond prices higher, and in early

June, the yield of the 10-year U.S. Treasury note slipped below 1.5% for the first time. (Bond yields and prices move in opposite directions.) It’s important to understand that low yields imply lower future returns: As yields tumble, the scope for further declines—and price increases—diminishes.

Market Barometer

			Total Returns
		Periods Ended June 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.38%	4.37%	0.39%
Russell 2000 Index (Small-caps)	8.53	-2.08	0.54
Dow Jones U.S. Total Stock Market Index	9.45	3.78	0.63
MSCI All Country World Index ex USA (International)	2.77	-14.57	-4.62

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.37%	7.47%	6.79%
Barclays Municipal Bond Index (Broad tax-exempt
market)	3.66	9.90	5.95
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.87

CPI
Consumer Price Index	1.69%	1.66%	1.95%

The broad U.S. taxable bond market posted a return of about 2% for the half-year. Municipal bonds remained a bright spot, delivering a return of more than 3%.

As it has since December 2008, the Federal Reserve Board held its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns from money market funds and savings accounts.

Technology and financial stocks helped power the fund’s returns
As I mentioned, stocks surged in the early months of 2012. The technology sector was one of the notable beneficiaries of budding optimism among investors that a stronger economy would foster greater consumer and business demand. The already torrid sales growth of smartphones and tablet computers helped encourage this enthusiasm.

Financial stocks were also standouts, as investors saw signs that banks and other institutions were getting past the lingering effects of mortgage defaults associated with the U.S. housing downturn.

As the first quarter pivoted into the second, however, stocks reversed course in the face of renewed concerns about Europe’s debt crisis and stubbornly high U.S. unemployment. Along with the broader U.S. market, tech and financial stocks surrendered some of their earlier gains, but both sectors still managed to finish the period with double-digit returns.

Energy was the weakest performer for the six months and the only sector to post a negative return. Energy stocks had enjoyed outsized gains, particularly over the last three years, as robust demand from the developing world helped push oil prices higher. But as growth in China and other emerging markets has slowed, investors have grown increasingly concerned about the possibility that weakening demand will affect the energy sector’s profitability.

The ups and downs of the six-month period notwithstanding, your fund continued to meet its goal of tightly tracking its benchmark. (You can see how well it has done that over the past decade in the Performance Summary, later in this report.) This record is a credit to Vanguard Equity Investment Group—the team founded decades back by our retiring

CIO, Gus Sauter—which combines skilled portfolio management with sophisticated risk-control and trading systems. The fund’s low expense ratio is important as well.

The good news: Investors are smart, and they’re getting smarter
In recent years, I’ve often written in this space about the challenges facing investors, from the 2008–2009 financial crisis to the more recent market volatility caused by Europe’s troubles. Bad news inevitably seems to grab attention, and it’s our responsibility to speak to you candidly about these difficulties and to offer Vanguard’s perspective.

In the interest of presenting a full picture, I think it’s also our responsibility to point out positive developments that may have been overlooked. On that score, I’ve been especially heartened to see individual investors become more discerning over time, particularly about costs. Of course, institutional investors have long paid close attention to their investment costs, and it’s encouraging to see individual investors adopt a similar focus.

As I said in a recent address to financial advisors, “Individual investors are smart and getting smarter. And that’s a good thing. Increasingly, they are bringing a healthy consumer mentality to their investment portfolios. They want to know what they are buying and how much they are paying for it.”

Vanguard research confirms that over the past decade, investors have displayed a healthy cost-consciousness, directing a larger share of their money to low-cost investments. You can read the full report (Costs Matter: Are Fund Investors Voting With Their Feet?) at vanguard.com/ research.

In our view, investors are serving their interests by focusing on costs. And, of course, important regulatory developments within the world of retirement plans have heightened scrutiny on investment fees for plan sponsors and participants. We have been working hard with our institutional clients to implement fee disclosures for both plan sponsors and participants. We

A note on expense ratios
The Fund Profile that follows this letter displays fund expense ratios from the most recent prospectus. These figures include the fund’s actual operating expenses. The figures also include “acquired fund fees and expenses,” which result from the fund’s holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index.
A footnote to the Expense Ratio entry in the Fund Profile reports the fund’s actual expenses for the period, a more relevant tally of operating costs incurred by shareholders.

consider these regulatory changes, though complex and a challenge for the industry, to be positive developments.

As you know, we have been consistent advocates of the benefits of low-cost investing in retirement plans and elsewhere. We continue to believe that holding a balanced and diversified portfolio of low-cost investments can give investors a greater chance of reaching their long-term financial goals.

Vanguard Institutional Total Stock Market Index Fund, offering broad, low-cost exposure to the U.S. stock market, can play an important role in such a plan.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer

July 19, 2012

Institutional Total Stock Market Index Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VITNX	VITPX
Expense Ratio[1]	0.047%	0.027%
30-Day SEC Yield	2.11%	2.13%

Portfolio Characteristics
		MSCI US
		Broad Market
	Fund	Index
Number of Stocks	3,235	3,294
Median Market Cap	$33.1B	$33.1B
Price/Earnings Ratio	16.1x	16.1x
Price/Book Ratio	2.1x	2.1x
Return on Equity	18.2%	18.1%
Earnings Growth Rate	9.5%	9.5%
Dividend Yield	2.1%	2.1%
Foreign Holdings	0.0%	0.0%
Turnover Rate
(Annualized)	9%	—
Short-Term Reserves	-0.1%	—

Sector Diversification (% of equity exposure)
		MSCI US
		Broad Market
	Fund	Index
Consumer Discretionary	12.0%	12.0%
Consumer Staples	9.9	9.9
Energy	10.0	10.0
Financials	15.4	15.4
Health Care	12.0	12.0
Industrials	11.0	11.0
Information Technology	19.2	19.2
Materials	3.9	3.9
Telecommunication Services	2.9	2.9
Utilities	3.7	3.7

Volatility Measures
MSCI US
Broad Market
Index
R-Squared	1.00
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Hardware	3.6%
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.7
Microsoft Corp.	Systems Software	1.5
General Electric Co.	Industrial
	Conglomerates	1.5
International Business	IT Consulting &
Machines Corp.	Other Services	1.4
AT&T Inc.	Integrated
	Telecommunication
	Services	1.4
Chevron Corp.	Integrated Oil &
	Gas	1.4
Johnson & Johnson	Pharmaceuticals	1.2
Pfizer Inc.	Pharmaceuticals	1.2
Procter & Gamble Co.	Household
	Products	1.1
Top Ten		17.0%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2012. For the six months ended June 30, 2012, the annualized expense ratios were 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares.

Institutional Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012

For a benchmark description, see the Glossary.
Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

	Inception	One	Five	Ten
	Date	Year	Years	Years
Institutional Shares	8/31/2001	3.96%	0.70%	6.19
Institutional Plus Shares	5/31/2001	3.98	0.72	6.22

See Financial Highlights for dividend and capital gains information.

Institutional Total Stock Market Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (11.9%)
	McDonald’s Corp.	1,398,434	123,803
*	Amazon.com Inc.	499,810	114,132
	Walt Disney Co.	2,337,702	113,379
	Home Depot Inc.	2,116,411	112,149
	Comcast Corp. Class A	3,483,169	111,357
	News Corp. Class A	2,890,006	64,418
	Starbucks Corp.	1,034,408	55,155
	Time Warner Inc.	1,331,425	51,260
	Target Corp.	873,104	50,806
	Lowe’s Cos. Inc.	1,704,067	48,464
	Ford Motor Co.	4,865,101	46,656
*	priceline.com Inc.	68,403	45,455
*	DIRECTV Class A	928,675	45,338
	NIKE Inc. Class B	506,683	44,477
	TJX Cos. Inc.	1,035,823	44,468
	Yum! Brands Inc.	632,449	40,742
	Time Warner Cable Inc.	431,323	35,412
	Viacom Inc. Class B	671,990	31,597
	CBSCorp. Class B	831,478	27,256
	Johnson Controls Inc.	934,658	25,899
	Las Vegas Sands Corp.	554,673	24,123
	Coach Inc.	395,247	23,114
*	General Motors Co.	1,075,836	21,215
	Carnival Corp.	614,034	21,043
*	Bed Bath & Beyond Inc.	331,286	20,473
	Ross Stores Inc.	313,999	19,616
	Macy’s Inc.	569,231	19,553
	Omnicom Group Inc.	374,990	18,225
*	AutoZone Inc.	48,137	17,674
*	Dollar Tree Inc.	327,000	17,593
*	ChipotleMexican Grill Inc.
	Class A	42,977	16,329
	VF Corp.	121,554	16,221
*	Dollar General Corp.	296,715	16,138
	McGraw-Hill Cos. Inc.	344,318	15,494
	Mattel Inc.	465,558	15,103
	Kohl’s Corp.	330,819	15,049
	Limited Brands Inc.	346,002	14,715

			Market
			Value
		Shares	($000)
*	O’ReillyAutomotive Inc.	175,068	14,665
	Harley-Davidson Inc.	316,709	14,483
	Marriott International Inc.
	Class A	367,157	14,393
	Starwood Hotels &
	Resorts Worldwide Inc.	269,233	14,280
*	Liberty Interactive Corp.
	Class A	749,920	13,341
	Genuine Parts Co.	214,109	12,900
*	Liberty Media Corp. -
	Liberty Capital Class A	146,475	12,877
	Staples Inc.	953,897	12,448
	Gap Inc.	436,594	11,945
	Ralph Lauren Corp. Class A	84,637	11,854
	Wynn Resorts Ltd.	110,608	11,472
	Nordstrom Inc.	228,492	11,354
*	Discovery
	Communications Inc.
	Class A	196,916	10,633
	Wyndham Worldwide Corp.	201,419	10,623
	PetSmart Inc.	153,413	10,460
*	BorgWarner Inc.	149,996	9,838
*	Sirius XM Radio Inc.	5,160,741	9,547
*	Liberty Global Inc. Class A	189,781	9,419
	Tiffany & Co.	174,442	9,237
	Family Dollar Stores Inc.	137,931	9,170
	Darden Restaurants Inc.	176,861	8,954
	Virgin Media Inc.	364,442	8,889
	Best Buy Co. Inc.	409,160	8,576
*	Lululemon Athletica Inc.	138,210	8,241
	DISH Network Corp.
	Class A	286,964	8,193
	Tractor Supply Co.	98,574	8,188
*	CarMax Inc.	312,233	8,099
*	Liberty Global Inc.	165,463	7,901
	Ulta Salon Cosmetics &
	Fragrance Inc.	82,023	7,659
*	Discovery
	Communications Inc.	150,582	7,543
	PVH Corp.	94,742	7,370
	DR Horton Inc.	393,099	7,225

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Scripps Networks
	Interactive Inc. Class A	126,788	7,209
	Newell Rubbermaid Inc.	396,702	7,196
	Comcast Corp.	218,803	6,870
	Advance Auto Parts Inc.	100,491	6,855
	Autoliv Inc.	122,943	6,720
	Interpublic Group
	of Cos. Inc.	614,177	6,664
	International Game
	Technology	409,921	6,456
	H&R Block Inc.	403,639	6,450
	Whirlpool Corp.	105,262	6,438
*	LKQ Corp.	192,625	6,434
	Polaris Industries Inc.	89,579	6,403
	Expedia Inc.	133,052	6,396
	Foot Locker Inc.	209,081	6,394
	Dick’s Sporting Goods Inc.	133,108	6,389
*	TripAdvisor Inc.	141,978	6,345
	Garmin Ltd.	160,815	6,158
*	Toll Brothers Inc.	205,890	6,121
	Lennar Corp. Class A	192,095	5,938
*	Sally Beauty Holdings Inc.	222,555	5,729
*	Apollo Group Inc. Class A	155,675	5,634
*	NVR Inc.	6,620	5,627
*	MGM Resorts International	503,568	5,620
*	Mohawk Industries Inc.	80,426	5,616
*	Fossil Inc.	72,291	5,533
*	Panera Bread Co. Class A	38,978	5,435
	Hasbro Inc.	159,849	5,414
*	TRW Automotive
	Holdings Corp.	144,931	5,328
	Signet Jewelers Ltd.	119,775	5,271
	Lear Corp.	138,433	5,223
	JC Penney Co. Inc.	222,823	5,194
*	PulteGroup Inc.	475,211	5,085
	Royal Caribbean
	Cruises Ltd.	194,786	5,070
*	Under Armour Inc. Class A	53,124	5,019
*	Netflix Inc.	72,793	4,984
	Gannett Co. Inc.	327,096	4,818
	American Eagle
	Outfitters Inc.	240,442	4,744
	Williams-Sonoma Inc.	127,204	4,448
*	Urban Outfitters Inc.	159,001	4,387
	Jarden Corp.	103,735	4,359
	Tupperware Brands Corp.	77,149	4,225
	Gentex Corp.	198,612	4,145
	Leggett & Platt Inc.	193,148	4,081
	Abercrombie & Fitch Co.	118,067	4,031
*	Penn National Gaming Inc.	89,446	3,988
*	Goodyear Tire &
	Rubber Co.	337,024	3,980
*	Charter
	Communications Inc.
	Class A	55,472	3,931

			Market
			Value
		Shares	($000)
	Harman International
	Industries Inc.	96,552	3,823
	Service Corp. International	305,586	3,780
	GNCHoldings Inc. Class A	95,794	3,755
*	Hanesbrands Inc.	133,984	3,715
	Dunkin’ Brands Group Inc.	107,652	3,697
*	Big Lots Inc.	90,336	3,685
	Cablevision Systems
	Corp. Class A	273,372	3,633
*	Carter’s Inc.	69,041	3,632
*	Delphi Automotive plc	135,600	3,458
	GameStop Corp. Class A	188,081	3,453
	Brinker International Inc.	108,106	3,445
	Chico’sFAS Inc.	231,016	3,428
*	Ascena Retail Group Inc.	179,809	3,348
	John Wiley & Sons Inc.
	Class A	66,286	3,247
	Cinemark Holdings Inc.	141,937	3,243
	Sotheby’s	93,228	3,110
*	Sears Holdings Corp.	51,790	3,092
	Six Flags
	Entertainment Corp.	56,824	3,079
*	Madison Square
	Garden Co. Class A	81,605	3,055
*	Coinstar Inc.	42,690	2,931
	Guess? Inc.	95,575	2,903
	Aaron’s Inc.	99,480	2,816
*	Bally Technologies Inc.	60,220	2,810
	Rent-A-Center Inc.	81,591	2,753
	Brunswick Corp.	123,189	2,737
	Pool Corp.	65,597	2,654
	Dillard’s Inc. Class A	41,320	2,631
	Dana Holding Corp.	202,567	2,595
*	Life Time Fitness Inc.	55,754	2,593
	DeVry Inc.	83,330	2,581
*	AMC Networks Inc.
	Class A	72,584	2,580
	Wolverine World Wide Inc.	66,392	2,575
	Washington Post Co.
	Class B	6,675	2,495
	Vail Resorts Inc.	49,791	2,494
*	Visteon Corp.	65,844	2,469
*	Lamar Advertising Co.
	Class A	86,275	2,467
*	Warnaco Group Inc.	55,895	2,380
*	Deckers Outdoor Corp.	53,416	2,351
	Domino’s Pizza Inc.	75,736	2,341
*	Cabela’s Inc.	61,877	2,340
*	Hyatt Hotels Corp. Class A	62,786	2,333
*	CheesecakeFactory Inc.	72,241	2,309
	DSW Inc. Class A	41,902	2,279
*	AutoNation Inc.	64,142	2,263
	HSN Inc.	56,014	2,260
*,^	Tesla Motors Inc.	72,053	2,255
	Pier 1 Imports Inc.	136,401	2,241
*	Tenneco Inc.	83,301	2,234

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Buffalo Wild Wings Inc.	25,416	2,202
*	Hibbett Sports Inc.	36,386	2,100
*	Tempur-Pedic
	International Inc.	87,792	2,053
*	Genesco Inc.	33,520	2,016
*	Crocs Inc.	123,867	2,000
	Morningstar Inc.	34,569	1,999
*	Vitamin Shoppe Inc.	36,314	1,995
*	Aeropostale Inc.	111,324	1,985
	Weight Watchers
	International Inc.	37,983	1,958
	Wendy’s Co.	403,722	1,906
*	Express Inc.	104,870	1,905
	Men’s Wearhouse Inc.	67,294	1,894
	MDC Holdings Inc.	56,156	1,835
*	ANN Inc.	71,931	1,834
*	DreamWorks Animation
	SKG Inc. Class A	95,665	1,823
*	Gaylord Entertainment Co.	47,260	1,822
*	Live Nation
	Entertainment Inc.	195,739	1,797
	Strayer Education Inc.	16,467	1,795
	Cracker Barrel Old
	Country Store Inc.	28,484	1,789
*	Collective Brands Inc.	83,264	1,784
*	Iconix Brand Group Inc.	100,914	1,763
	ThorIndustries Inc.	64,254	1,761
*	Steven Madden Ltd.	54,446	1,729
*	Children’sPlace
	Retail Stores Inc.	34,348	1,712
*	Saks Inc.	155,198	1,653
*	Jos A Bank Clothiers Inc.	38,313	1,627
	Regal Entertainment Group
	Class A	117,695	1,619
	Bob Evans Farms Inc.	40,268	1,619
	ChoiceHotels
	International Inc.	40,460	1,616
*	Jack in the Box Inc.	57,788	1,611
^	Meredith Corp.	50,067	1,599
	Texas Roadhouse Inc.
	Class A	86,273	1,590
	Hillenbrand Inc.	86,036	1,581
*	ITT Educational
	Services Inc.	25,861	1,571
	RylandGroup Inc.	61,011	1,561
^	Buckle Inc.	39,067	1,546
*	Select Comfort Corp.	73,704	1,542
*	WMS Industries Inc.	77,003	1,536
*	Fifth & Pacific Cos. Inc.	138,844	1,490
	Finish Line Inc. Class A	70,019	1,464
*	Lions Gate
	Entertainment Corp.	98,749	1,456
	Cooper Tire & Rubber Co.	82,392	1,445
	Regis Corp.	80,110	1,439
*	Valassis
	Communications Inc.	63,989	1,392

			Market
			Value
		Shares	($000)
*	Asbury Automotive
	Group Inc.	57,537	1,363
	Arbitron Inc.	38,754	1,356
	Group 1 Automotive Inc.	29,705	1,355
	Scholastic Corp.	47,869	1,348
	Cato Corp. Class A	44,231	1,347
*	ShutterflyInc.	43,454	1,334
	Monro Muffler Brake Inc.	39,976	1,329
	Penske Automotive
	Group Inc.	62,216	1,321
*	Meritage Homes Corp.	38,867	1,319
*	BJ’s Restaurants Inc.	34,406	1,307
	Matthews International
	Corp. Class A	39,444	1,282
*	New York Times Co.
	Class A	162,160	1,265
*	Orient-Express Hotels Ltd.
	Class A	145,749	1,220
*	Helen of Troy Ltd.	35,511	1,203
	ChurchillDowns Inc.	20,259	1,191
*	Marriott Vacations
	Worldwide Corp.	38,081	1,180
*	Ascent Capital Group Inc.
	Class A	22,775	1,179
*	AFC Enterprises Inc.	50,715	1,174
*	American Axle &
	Manufacturing
	Holdings Inc.	108,420	1,137
*	Papa John’s
	International Inc.	23,831	1,134
	Jones Group Inc.	118,072	1,129
	Brown Shoe Co. Inc.	84,885	1,096
	CEC Entertainment Inc.	30,107	1,095
	KBHome	108,401	1,062
	Ameristar Casinos Inc.	59,623	1,059
	Belo Corp. Class A	160,558	1,034
	Ethan Allen Interiors Inc.	51,673	1,030
^	Sturm Ruger & Co. Inc.	25,392	1,019
*	Arctic Cat Inc.	27,775	1,015
*	Biglari Holdings Inc.	2,615	1,010
	National CineMedia Inc.	64,430	977
*	OfficeDepot Inc.	438,333	947
	International Speedway
	Corp. Class A	35,665	934
*	American Public
	Education Inc.	28,912	925
*	Skechers U.S.A. Inc.
	Class A	43,985	896
*	Francesca’s Holdings Corp.	33,000	891
	Blyth Inc.	25,344	876
*	Zumiez Inc.	22,077	874
*	DineEquity Inc.	19,526	872
	Columbia Sportswear Co.	16,250	871
*	Peet’s Coffee & Tea Inc.	14,441	867
*	Denny’s Corp.	194,003	861
*	Drew Industries Inc.	30,256	843

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	America’s Car-Mart Inc.	21,643	841
	Movado Group Inc.	33,512	838
*,^	Barnes & Noble Inc.	50,298	828
*	Maidenform Brands Inc.	41,557	828
*	Dorman Products Inc.	32,624	819
*	Capella Education Co.	22,864	795
*	Knology Inc.	40,256	792
	Interval Leisure Group Inc.	40,589	772
	Oxford Industries Inc.	17,234	770
*	Cavco Industries Inc.	14,621	750
*	K12 Inc.	31,940	744
	Stewart Enterprises Inc.
	Class A	103,956	742
*	La-Z-Boy Inc.	59,499	731
	True Religion Apparel Inc.	25,211	731
*	Krispy Kreme
	Doughnuts Inc.	111,336	711
	Fred’s Inc. Class A	46,385	709
*	Career Education Corp.	103,376	692
*	ShuffleMaster Inc.	49,882	688
*	Lumber Liquidators
	Holdings Inc.	20,284	685
*	iRobot Corp.	30,663	679
*	Boyd Gaming Corp.	94,151	678
	American Greetings Corp.
	Class A	45,991	672
*	Scientific Games Corp.
	Class A	78,522	671
*	Carmike Cinemas Inc.	45,537	667
*	Grand Canyon Education Inc.	31,839	667
*	G-III Apparel Group Ltd.	28,074	665
*	Standard Pacific Corp.	106,383	659
	Hot Topic Inc.	66,345	643
*	Sonic Corp.	63,976	641
	JAKKSPacific Inc.	39,807	637
*,^	Blue Nile Inc.	21,306	633
*	HomeAway Inc.	29,091	632
	Benihana Inc. Class A	38,657	623
*	LeapFrog Enterprises Inc.	60,147	617
*	Steiner Leisure Ltd.	13,237	614
*	Amerigon Inc.	52,715	606
	PetMed Express Inc.	49,803	606
*	Pinnacle Entertainment Inc.	62,642	603
	bebe stores inc	102,536	602
	Lennar Corp. Class B	24,500	589
*	Red Robin Gourmet
	Burgers Inc.	19,072	582
	Standard Motor
	Products Inc.	40,673	573
	Lithia Motors Inc. Class A	24,676	569
	Callaway Golf Co.	95,338	563
*	Beazer Homes USA Inc.	169,550	551
*	Caribou Coffee Co. Inc.	42,540	549
*	OfficeMaxInc.	107,444	544
	RadioShack Corp.	134,721	517
	Harte-Hanks Inc.	56,112	513

			Market
			Value
		Shares	($000)
*	Pandora Media Inc.	46,500	505
*	Town Sports International
	Holdings Inc.	37,480	498
*	VOXX International Corp.
	Class A	53,037	494
	Stage Stores Inc.	26,937	493
	Clear Channel Outdoor
	Holdings Inc. Class A	81,614	491
	Pep Boys-Manny
	Moe & Jack	49,290	488
	Carriage Services Inc.
	Class A	58,072	483
*	Digital Generation Inc.	39,017	483
	Universal Technical
	Institute Inc.	35,352	478
	Core-Mark Holding Co. Inc.	9,910	477
*	Fuel Systems Solutions Inc.	28,116	469
*	Bridgepoint Education Inc.	21,388	466
*	Citi Trends Inc.	29,912	462
	Nutrisystem Inc.	39,128	452
*	Multimedia Games
	Holding Co. Inc.	31,612	443
	Haverty Furniture Cos. Inc.	39,055	436
	Bassett Furniture
	Industries Inc.	42,218	435
*	Conn’s Inc.	29,173	432
	CSS Industries Inc.	20,419	420
	Sonic Automotive Inc.
	Class A	29,584	404
*	Winnebago Industries Inc.	38,636	394
*	Exide Technologies	115,374	388
*	Unifi Inc.	34,010	385
	Big 5 Sporting Goods Corp.	50,476	382
*	Corinthian Colleges Inc.	130,895	378
	Sinclair Broadcast
	Group Inc. Class A	40,142	364
*	Isle of Capri Casinos Inc.	58,616	362
*	Smith & Wesson
	Holding Corp.	42,465	353
*	Perry Ellis International Inc.	16,892	351
*	MarineMax Inc.	36,780	350
	CherokeeInc.	24,597	343
*	Vera Bradley Inc.	16,129	340
*	Quiksilver Inc.	145,552	339
*	Federal-Mogul Corp.	30,440	335
*	rue21 inc	13,138	332
*	Fisher Communications Inc.	11,073	331
*	Bluegreen Corp.	65,897	327
*	Build-A-Bear Workshop Inc.	65,352	312
*	Hovnanian Enterprises Inc.
	Class A	106,744	310
*	Ruby Tuesday Inc.	45,171	308
*	Cumulus Media Inc.
	Class A	101,095	304
	AH Belo Corp. Class A	75,277	303
	News Corp. Class B	13,337	300

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Modine Manufacturing Co.	42,675	296
*	Journal
	Communications Inc.
	Class A	54,804	283
	Marcus Corp.	20,135	277
	Speedway Motorsports Inc.	16,320	276
*	Talbots Inc.	105,680	266
^	Bon-Ton Stores Inc.	33,900	265
	Superior Industries
	International Inc.	16,009	262
*	Nautilus Inc.	78,451	260
*	EWScripps Co. Class A	26,986	259
*	Steinway Musical
	Instruments Inc.	10,572	259
	Marine Products Corp.	42,454	258
*	Tuesday Morning Corp.	59,578	256
*	1-800-Flowers.com Inc.
	Class A	71,346	249
*	Wet Seal Inc. Class A	74,990	237
*	Casual Male Retail
	Group Inc.	64,168	233
*	Overstock.com Inc.	33,404	231
*	Kenneth Cole
	Productions Inc. Class A	15,309	230
*	Stein Mart Inc.	28,828	229
*	Books-A-Million Inc.	68,883	220
	Destination Maternity Corp.	9,767	211
*	hhgregg Inc.	18,651	211
*	Kirkland’s Inc.	18,643	210
*	Entercom Communications
	Corp. Class A	34,498	208
*	Pacific Sunwear of
	California Inc.	112,958	207
	World Wrestling
	Entertainment Inc.
	Class A	25,346	198
*	SystemaxInc.	16,547	196
	ShoeCarnival Inc.	8,742	188
	Einstein Noah
	Restaurant Group Inc.	10,381	182
*	Cache Inc.	37,957	176
*	Universal Electronics Inc.	13,281	175
*	Luby’s Inc.	26,003	174
*	M/IHomes Inc.	9,948	172
*	Bravo Brio Restaurant
	Group Inc.	9,480	169
	Weyco Group Inc.	7,238	168
	ShilohIndustries Inc.	14,508	167
*	Zagg Inc.	15,001	164
*	K-Swiss Inc. Class A	52,454	162
*	Libbey Inc.	9,970	153
	Lincoln Educational
	Services Corp.	23,474	153
	Spartan Motors Inc.	28,655	150
*	Fiesta Restaurant Group Inc.	11,255	149
	Hooker Furniture Corp.	12,445	147
	Ambassadors Group Inc.	26,865	146

			Market
			Value
		Shares	($000)
*	Morgans Hotel Group Co.	30,577	144
*	Rentrak Corp.	6,565	136
*	McClatchy Co. Class A	59,201	130
*	West Marine Inc.	11,079	130
	Flexsteel Industries Inc.	6,549	130
	Martha Stewart Living
	Omnimedia Class A	36,719	125
*	New York & Co. Inc.	33,806	118
*	Jamba Inc.	59,416	116
	Strattec Security Corp.	5,291	111
	Culp Inc.	10,412	107
*	Stoneridge Inc.	15,383	105
*	Cosi Inc.	137,693	98
*	Gaiam Inc. Class A	24,536	96
*	Harris Interactive Inc.	83,901	95
*	Monarch Casino &
	Resort Inc.	10,199	93
*	Body Central Corp.	10,325	93
*	dELiA*s Inc.	59,804	93
	Christopher& Banks Corp.	73,023	86
	Dover Downs Gaming &
	Entertainment Inc.	28,574	86
	Entravision
	Communications
	Corp. Class A	70,315	85
*	Valuevision Media Inc.
	Class A	40,501	84
*	Heelys Inc.	42,099	80
*	Gray Television Inc.	53,874	79
*	Geeknet Inc.	3,963	79
*	Learning Tree
	International Inc.	17,928	78
*	Johnson Outdoors Inc.
	Class A	3,631	75
*	Zale Corp.	27,104	73
*	ReachLocal Inc.	6,620	73
	Lifetime Brands Inc.	5,762	72
*	MTR Gaming Group Inc.	14,610	69
*	Media General Inc. Class A	15,014	69
*	Motorcar Parts of
	America Inc.	15,140	68
	Escalade Inc.	12,187	68
*	Fiesta Restaurant Group Inc.	11,255	67
*	Orbitz Worldwide Inc.	18,270	67
*	Perfumania Holdings Inc.	7,777	64
*	Delta Apparel Inc.	4,553	62
*	Stanley Furniture Co. Inc.	15,291	61
*	Century Casinos Inc.	21,680	59
*	Furniture Brands
	International Inc.	46,892	58
*	LodgeNet Interactive Corp.	42,201	55
*	Kid Brands Inc.	27,010	54
*	Navarre Corp.	33,043	53
*	Red Lion Hotels Corp.	6,001	52
	Salem Communications
	Corp. Class A	9,336	51
*	Dixie Group Inc.	13,104	50

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Ruth’s Hospitality Group Inc.	7,442	49
*	Daily Journal Corp.	572	49
*	Lee Enterprises Inc.	29,385	48
*	Skullcandy Inc.	3,200	45
*	Saga Communications Inc.
	Class A	1,172	43
*	Coldwater Creek Inc.	78,742	43
*	Famous Dave’s Of
	America Inc.	3,756	42
*	Gordmans Stores Inc.	2,496	41
*	Vitacost.com Inc.	6,923	41
*	Orchard Supply Hardware
	Stores Corp. Class A	2,448	41
*	Entertainment Gaming
	Asia Inc.	13,713	39
	Collectors Universe	2,637	39
*	American Apparel Inc.	44,964	39
*	Emerson Radio Corp.	17,970	36
*	Sealy Corp.	19,540	36
*	US Auto Parts Network Inc.	8,487	35
	Mac-Gray Corp.	2,471	35
*	School Specialty Inc.	10,487	34
	Outdoor Channel
	Holdings Inc.	4,561	33
*	Reading International Inc.
	Class A	6,019	33
*	LIN TV Corp. Class A	9,843	30
	Superior Uniform Group Inc.	2,385	29
*	Nexstar Broadcasting
	Group Inc. Class A	4,178	28
*	Trans World
	Entertainment Corp.	8,958	28
*	TravelCenters of
	America LLC	5,100	26
*	UQM Technologies Inc.	29,271	25
*	Black Diamond Inc.	2,307	22
*	Radio One Inc.	22,730	21
*	Duckwall-ALCO Stores Inc.	2,176	19
*	Dex One Corp.	19,978	19
	Skyline Corp.	3,395	17
*	SuperMedia Inc.	5,398	13
*	Cambium Learning
	Group Inc.	12,034	11
*	Quantum Fuel Systems
	Technologies
	Worldwide Inc.	15,407	11
*	Empire Resorts Inc.	5,900	11
*	Hastings Entertainment Inc.	4,944	10
	Canterbury Park
	Holding Corp.	818	9
*	Hollywood Media Corp.	7,061	8
*	Hallwood Group Inc.	804	8
*	Lakes Entertainment Inc.	2,747	8
*	Dover Motorsports Inc.	4,709	6
	Bowl America Inc. Class A	392	5
	Educational
	Development Corp.	1,122	5

			Market
			Value
		Shares	($000)
	Gaming Partners
	International Corp.	309	2
*	Radio One Inc. Class A	1,680	2
*	Forward Industries Inc.	557	1
*	Premier Exhibitions Inc.	319	1
	Frisch’s Restaurants Inc.	29	1
*	Rick’s Cabaret
	International Inc.	64	1
*	Joe’s Jeans Inc.	398	—
*	Universal Travel Group	118	—
*	Sport Chalet Inc. Class A	37	—
	National American
	University Holdings Inc.	8	—
*	SPARGroup Inc.	29	—
*	Sport Chalet Inc. Class B	5	—
			2,456,510
Consumer Staples (9.9%)
	Procter & Gamble Co.	3,781,504	231,617
	Coca-Cola Co.	2,796,462	218,655
	Philip Morris
	International Inc.	2,364,010	206,284
	Wal-Mart Stores Inc.	2,586,005	180,296
	PepsiCo Inc.	2,156,306	152,365
	Altria Group Inc.	2,808,489	97,033
	Kraft Foods Inc.	2,306,234	89,067
	CVS Caremark Corp.	1,788,066	83,556
	Colgate-Palmolive Co.	658,479	68,548
	Costco Wholesale Corp.	597,228	56,737
	Kimberly-Clark Corp.	540,643	45,290
	Walgreen Co.	1,199,734	35,488
	General Mills Inc.	885,160	34,114
	Archer-Daniels-Midland Co.	908,793	26,828
	Lorillard Inc.	181,416	23,938
	SyscoCorp.	802,888	23,934
	HJ Heinz Co.	439,322	23,890
	Whole Foods Market Inc.	238,042	22,690
	Mead Johnson
	Nutrition Co.	279,733	22,521
	Reynolds American Inc.	474,852	21,307
	Estee Lauder Cos. Inc.
	Class A	324,176	17,544
	Kroger Co.	750,602	17,406
	Kellogg Co.	343,492	16,944
	Hershey Co.	215,319	15,509
	ConAgra Foods Inc.	566,664	14,694
*	Monster Beverage Corp.	203,567	14,494
	Dr Pepper Snapple
	Group Inc.	291,452	12,751
	Bunge Ltd.	200,293	12,566
	Clorox Co.	169,684	12,295
	Beam Inc.	193,829	12,112
	JM Smucker Co.	155,728	11,761
	Coca-Cola Enterprises Inc.	415,883	11,661
	Brown-Forman Corp.
	Class B	112,277	10,874
	Church& Dwight Co. Inc.	195,708	10,856
	McCormick & Co. Inc.	165,753	10,053

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Avon Products Inc.	592,325	9,602
	Campbell Soup Co.	263,381	8,792
	Molson Coors Brewing Co.
	Class B	204,934	8,527
	TysonFoods Inc. Class A	412,198	7,762
	Herbalife Ltd.	160,039	7,735
*	Energizer Holdings Inc.	90,824	6,835
	Safeway Inc.	369,017	6,698
*	Constellation Brands Inc.
	Class A	242,589	6,564
	Hormel Foods Corp.	200,345	6,095
	Ingredion Inc.	105,251	5,212
*	Ralcorp Holdings Inc.	76,131	5,081
	Hillshire Brands Co.	162,513	4,711
*	Smithfield Foods Inc.	210,776	4,559
*	Dean Foods Co.	254,304	4,331
*	Green Mountain Coffee
	Roasters Inc.	180,740	3,937
	Flowers Foods Inc.	168,803	3,921
*	United Natural Foods Inc.	67,030	3,677
	Nu Skin Enterprises Inc.
	Class A	78,352	3,675
	Casey’s General Stores Inc.	52,442	3,094
*	TreeHouse Foods Inc.	49,347	3,074
*	Hain Celestial Group Inc.	52,006	2,862
*	Fresh Market Inc.	52,852	2,834
*	Darling International Inc.	161,186	2,658
	Harris Teeter
	Supermarkets Inc.	64,601	2,648
	Lancaster Colony Corp.	26,400	1,880
	PriceSmart Inc.	26,816	1,810
	B&G Foods Inc. Class A	66,766	1,776
	Snyders-Lance Inc.	65,399	1,650
^	SUPERVALUInc.	296,363	1,535
*	Boston Beer Co. Inc.
	Class A	12,447	1,506
	Universal Corp.	31,999	1,483
	Fresh Del Monte
	Produce Inc.	57,570	1,351
*	Rite Aid Corp.	927,324	1,298
	Andersons Inc.	29,375	1,253
*	Elizabeth Arden Inc.	31,548	1,224
	Sanderson Farms Inc.	25,367	1,162
*	Post Holdings Inc.	37,322	1,148
	J&J Snack Foods Corp.	19,351	1,144
	Cal-Maine Foods Inc.	28,397	1,110
*	Prestige Brands
	Holdings Inc.	65,427	1,034
	Vector Group Ltd.	59,992	1,021
	WD-40 Co.	19,961	994
*	Central Garden and
	Pet Co. Class A	74,524	812
	Coca-Cola Bottling Co.
	Consolidated	11,708	753
*,^	Star Scientific Inc.	163,614	746
*	Susser Holdings Corp.	19,826	737

			Market
			Value
		Shares	($000)
	Tootsie Roll Industries Inc.	29,573	706
*	Smart Balance Inc.	70,540	662
*	Medifast Inc.	33,580	661
*	Spectrum Brands
	Holdings Inc.	20,146	656
	Inter Parfums Inc.	37,942	655
	Weis Markets Inc.	14,677	653
*	Central Garden and Pet Co.	54,405	565
*	Pantry Inc.	37,451	551
^	Diamond Foods Inc.	30,182	538
	Nash Finch Co.	21,416	460
	Alico Inc.	15,023	459
*	Pilgrim’s Pride Corp.	60,612	433
*	USANA Health Sciences Inc.	9,626	396
*	John B Sanfilippo & Son Inc.	22,171	396
	Ingles Markets Inc. Class A	24,587	394
*	Alliance One
	International Inc.	107,565	372
*	ChiquitaBrands
	International Inc.	65,619	328
	Spartan Stores Inc.	15,125	274
*	Schiff Nutrition
	International Inc.	14,214	255
*,^	Central European
	Distribution Corp.	88,049	252
*	Omega Protein Corp.	33,479	246
*	Revlon Inc. Class A	17,235	245
*	Dole Food Co. Inc.	26,653	234
*	National Beverage Corp.	15,595	233
	DE Master Blenders	16,251	183
	Calavo Growers Inc.	6,680	171
*	Physicians Formula
	Holdings Inc.	46,781	163
	Lifeway Foods Inc.	15,345	159
*	Farmer Bros Co.	16,855	134
	Griffin Land & Nurseries Inc.	4,456	125
	Oil-Dri Corp. of America	5,107	112
*	OverhillFarms Inc.	27,356	107
*	Inventure Foods Inc.	15,484	98
	Female Health Co.	11,517	68
*	Nutraceutical
	International Corp.	3,078	47
	Limoneira Co.	2,460	40
*	Seneca Foods Corp. Class A	1,404	38
*	Primo Water Corp.	32,717	36
*	Mannatech Inc.	4,713	33
	MGP Ingredients Inc.	9,902	32
*	Craft Brew Alliance Inc.	3,865	32
	Village Super Market Inc.
	Class A	910	30
*	Jones Soda Co.	85,666	27
*	Chefs’Warehouse Inc.	1,200	22
	Nature’s Sunshine
	Products Inc.	1,400	21
	Reliv International Inc.	10,512	17
	Orchids Paper Products Co.	926	16

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Bridgford Foods Corp.	2,030	16
*	Crystal Rock Holdings Inc.	80	—
			2,030,340
Energy (10.0%)
	Exxon Mobil Corp.	6,470,734	553,701
	ChevronCorp.	2,714,214	286,350
	Schlumberger Ltd.	1,831,906	118,909
	Occidental
	Petroleum Corp.	1,113,497	95,505
	ConocoPhillips	1,669,037	93,266
	Apache Corp.	527,828	46,391
	Anadarko Petroleum Corp.	684,288	45,300
	National Oilwell Varco Inc.	582,787	37,555
	Halliburton Co.	1,263,280	35,864
	EOG Resources Inc.	369,457	33,292
	Devon Energy Corp.	527,199	30,572
*	Phillips 66	866,088	28,789
	Spectra Energy Corp.	894,308	25,989
	Marathon Oil Corp.	966,415	24,711
	Baker Hughes Inc.	600,965	24,700
	Williams Cos. Inc.	813,369	23,441
	Marathon Petroleum Corp.	477,637	21,455
	Kinder Morgan Inc.	658,804	21,227
	Noble Energy Inc.	243,205	20,629
	Valero Energy Corp.	762,691	18,419
	Hess Corp.	420,341	18,264
	ChesapeakeEnergy Corp.	910,364	16,933
*	Southwestern Energy Co.	479,848	15,322
*	Cameron
	International Corp.	338,275	14,448
	Pioneer Natural
	Resources Co.	161,024	14,204
	Range Resources Corp.	222,274	13,752
*	Weatherford
	International Ltd.	1,041,899	13,159
*	FMC Technologies Inc.	328,680	12,894
	Murphy Oil Corp.	253,502	12,749
*	Concho Resources Inc.	135,505	11,534
	Cabot Oil & Gas Corp.	288,497	11,367
	Noble Corp.	346,664	11,277
	EQT Corp.	205,952	11,045
	HollyFrontier Corp.	271,968	9,636
	CONSOL Energy Inc.	312,191	9,441
	Peabody Energy Corp.	373,930	9,169
*	Kinder Morgan
	Management LLC	123,948	9,100
*	Denbury Resources Inc.	538,009	8,129
	Core Laboratories NV	65,573	7,600
	QEP Resources Inc.	244,012	7,313
	Oceaneering
	International Inc.	148,700	7,117
	Sunoco Inc.	147,236	6,994
*	Whiting Petroleum Corp.	161,730	6,650
	Cimarex Energy Co.	117,942	6,501
	Helmerich & Payne Inc.	147,813	6,427
*	Plains Exploration &
	Production Co.	176,605	6,213

			Market
			Value
		Shares	($000)
*	Cobalt International
	Energy Inc.	252,829	5,941
*	Nabors Industries Ltd.	397,988	5,731
	Diamond Offshore
	Drilling Inc.	95,543	5,649
*	Rowan Cos. plc Class A	170,089	5,499
*	Newfield Exploration Co.	185,782	5,445
*	Ultra Petroleum Corp.	210,102	4,847
*	Tesoro Corp.	193,798	4,837
*	Oil States International Inc.	71,024	4,702
*	Dresser-Rand Group Inc.	103,713	4,619
	Energen Corp.	99,476	4,489
*	WPX Energy Inc.	273,417	4,424
*	Superior Energy
	Services Inc.	217,302	4,396
	SM Energy Co.	88,429	4,343
*	Continental Resources Inc.	62,081	4,136
	World Fuel Services Corp.	98,020	3,728
*	McDermott
	International Inc.	323,261	3,601
*	SandRidge Energy Inc.	505,160	3,379
	Tidewater Inc.	70,465	3,267
	Patterson-UTI Energy Inc.	214,888	3,129
*	Dril-Quip Inc.	47,280	3,101
*	Atwood Oceanics Inc.	80,644	3,052
*	CheniereEnergy Inc.	206,879	3,049
*	Kodiak Oil & Gas Corp.	363,666	2,986
	Energy XXI Bermuda Ltd.	90,799	2,841
*	Rosetta Resources Inc.	73,233	2,683
*	Alpha Natural
	Resources Inc.	302,520	2,635
	Berry Petroleum Co.
	Class A	64,494	2,558
	Lufkin Industries Inc.	45,670	2,481
*	SEACOR Holdings Inc.	27,603	2,467
*	Oasis Petroleum Inc.	102,019	2,467
*	Helix Energy
	Solutions Group Inc.	138,309	2,270
*	Unit Corp.	59,646	2,200
^	CARBOCeramics Inc.	28,607	2,195
	Arch Coal Inc.	294,914	2,032
	Bristow Group Inc.	49,116	1,998
*	Gran Tierra Energy Inc.	382,932	1,880
*	Bill Barrett Corp.	86,732	1,858
*,^	McMoRan Exploration Co.	144,643	1,833
	Western Refining Inc.	81,463	1,814
*	Hornbeck Offshore
	Services Inc.	45,778	1,775
	Targa Resources Corp.	40,772	1,741
*	SemGroup Corp. Class A	52,124	1,664
*	Stone Energy Corp.	64,095	1,624
*	Key Energy Services Inc.	196,641	1,494
	Enbridge Energy
	Management LLC	46,280	1,480
*	Exterran Holdings Inc.	115,907	1,478
*	Cloud Peak Energy Inc.	86,404	1,461
*,^	Clean Energy Fuels Corp.	93,897	1,455

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Approach Resources Inc.	53,980	1,379
*	Gulfport Energy Corp.	65,780	1,357
	EXCO Resources Inc.	177,546	1,348
*	Northern Oil and Gas Inc.	82,231	1,311
*	Carrizo Oil & Gas Inc.	53,752	1,264
*	Forest Oil Corp.	160,644	1,178
*	Gulfmark Offshore Inc.	33,815	1,151
*	ION Geophysical Corp.	170,099	1,121
^	RPCInc.	88,221	1,049
*	SwiftEnergy Co.	56,322	1,048
*	Vaalco Energy Inc.	121,397	1,048
*	Energy Partners Ltd.	60,602	1,024
*	Comstock Resources Inc.	61,612	1,012
*	CVR Energy Inc.	36,981	983
*	Contango Oil & Gas Co.	15,979	946
*	Goodrich Petroleum Corp.	60,836	843
*	Endeavour
	International Corp.	99,531	836
*	TETRA Technologies Inc.	109,296	779
*,^	C&J Energy Services Inc.	40,700	753
	Crosstex Energy Inc.	53,685	752
*	Basic Energy Services Inc.	70,604	729
*	Cal Dive International Inc.	250,344	726
*	Clayton Williams Energy Inc.	14,960	724
	W&T Offshore Inc.	46,967	719
	Gulf Island Fabrication Inc.	25,363	715
	Delek US Holdings Inc.	38,639	680
*	Abraxas Petroleum Corp.	212,515	678
*	Newpark Resources Inc.	114,478	675
*,^	Quicksilver Resources Inc.	123,858	671
*	PDC Energy Inc.	27,365	671
*,^	BPZ Resources Inc.	262,239	663
*	FX Energy Inc.	107,628	640
*	GeoResources Inc.	17,377	636
*	Hercules Offshore Inc.	178,122	631
*	Pioneer Drilling Co.	76,978	613
*	Parker Drilling Co.	135,763	612
	Penn Virginia Corp.	75,079	551
*,^	ATP Oil & Gas Corp.	162,306	549
*,^	Halcon Resources Corp.	57,900	547
*	Matrix Service Co.	47,168	535
*	Magnum Hunter
	Resources Corp.	127,510	533
*	Callon Petroleum Co.	123,640	527
*	OYOGeospace Corp.	5,587	503
*	Harvest Natural
	Resources Inc.	58,141	497
	Alon USA Energy Inc.	58,426	494
*	Dawson Geophysical Co.	18,621	444
	OverseasShipholding
	Group Inc.	35,839	398
*	Triangle Petroleum Corp.	69,927	390
*	Resolute Energy Corp.	40,586	388
	Bolt Technology Corp.	24,155	363
*	Laredo Petroleum
	Holdings Inc.	16,238	338

			Market
			Value
		Shares	($000)
	Adams Resources &
	Energy Inc.	7,855	329
*	Venoco Inc.	32,684	327
*	Heckmann Corp.	94,271	319
*	Mitcham Industries Inc.	17,173	291
*	Rex Energy Corp.	25,439	285
*	PHI Inc.	10,145	282
*	CREDO Petroleum Corp.	19,272	279
*	Petroquest Energy Inc.	53,547	268
*	Tesco Corp.	21,985	264
*	Natural Gas Services
	Group Inc.	17,555	260
*	Lone Pine Resources Inc.	83,387	229
*	Rentech Inc.	107,233	221
*	US Energy Corp. Wyoming	93,278	220
*	Willbros Group Inc.	33,378	216
*	Gastar Exploration Ltd.	108,518	209
*	Global Geophysical
	Services Inc.	33,374	204
*	Amyris Inc.	44,690	198
*	Bonanza Creek Energy Inc.	11,200	186
*,^	Solazyme Inc.	13,034	181
*	Vantage Drilling Co.	109,142	164
	Apco Oil and Gas
	International Inc.	9,000	162
*,^	Patriot Coal Corp.	122,221	149
*,^	Hyperdynamics Corp.	157,899	132
*	CAMACEnergy Inc.	201,419	127
*,^	James River Coal Co.	44,326	120
*	USEC Inc.	120,969	120
*	Double Eagle Petroleum Co.	23,947	105
*	Warren Resources Inc.	43,588	105
*,^	GMX Resources Inc.	126,772	103
*	KiOR Inc.	11,000	98
*	Union Drilling Inc.	21,397	96
*	REX American
	Resources Corp.	4,844	95
*	EvolutionPetroleum Corp.	11,030	92
*	ZaZa Energy Corp.	18,622	84
*	TGC Industries Inc.	7,866	76
	Panhandle Oil and
	Gas Inc. Class A	2,516	76
*	Crimson Exploration Inc.	16,392	75
*	Westmoreland Coal Co.	9,078	73
*	ENGlobalCorp.	48,501	73
*	TransAtlantic
	Petroleum Ltd.	65,500	71
*	Green Plains Renewable
	Energy Inc.	11,136	69
*	HKN Inc.	28,657	68
*	Uranium Energy Corp.	20,935	48
*	Oilsands Quest Inc.	831,492	35
*	Gasco Energy Inc.	164,589	29
*	GreenHunter Energy Inc.	9,941	20
*	SyntroleumCorp.	28,793	19
*	Houston American
	Energy Corp.	14,695	16

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Verenium Corp.	2,972	9
*	GeoGlobal Resources Inc.	19,882	8
*	Sanchez Energy Corp.	300	6
*	Geokinetics Inc.	22,198	6
*	Barnwell Industries Inc.	2,036	6
*	Uranium Resources Inc.	8,178	5
*	Uranerz Energy Corp.	681	1
*	Isramco Inc.	8	1
*	PrimeEnergy Corp.	10	—
*	GeoMet Inc.	761	—
*	Cubic Energy Inc.	223	—
			2,058,369
Financials (15.3%)
	Wells Fargo & Co.	6,877,577	229,986
	JPMorganChase & Co.	5,216,659	186,391
	Bank of America Corp.	14,734,340	120,527
	Citigroup Inc.	4,020,761	110,209
*	Berkshire Hathaway Inc.
	Class B	1,194,715	99,556
	US Bancorp	2,623,488	84,371
	American Express Co.	1,441,304	83,898
	Simon Property Group Inc.	408,836	63,639
	Goldman Sachs Group Inc.	645,654	61,892
	PNC Financial Services
	Group Inc.	724,463	44,272
	American Tower
	Corporation	540,646	37,797
	Capital One Financial Corp.	684,187	37,398
	Bank of New York
	Mellon Corp.	1,654,822	36,323
	MetLife Inc.	1,165,631	35,960
	Travelers Cos. Inc.	539,837	34,463
	ACE Ltd.	462,949	34,318
	Prudential Financial Inc.	642,980	31,140
	BlackRock Inc.	181,684	30,854
	State Street Corp.	670,182	29,917
	Morgan Stanley	2,037,865	29,732
	BB&T Corp.	957,311	29,533
	Public Storage	199,957	28,876
	Aflac Inc.	641,275	27,312
	ChubbCorp.	372,230	27,106
*	American International
	Group Inc.	830,784	26,660
	EquityResidential	412,445	25,720
	Discover Financial Services	727,881	25,170
	Ventas Inc.	396,722	25,041
	HCP Inc.	562,550	24,837
	Marsh & McLennan
	Cos. Inc.	746,440	24,058
	Allstate Corp.	684,300	24,012
	CME Group Inc.	86,720	23,250
	Franklin Resources Inc.	207,583	23,040
	Annaly Capital
	Management Inc.	1,333,228	22,372
	Boston Properties Inc.	203,597	22,064
	T. Rowe Price Group Inc.	348,298	21,929

			Market
			Value
		Shares	($000)
	Prologis Inc.	630,876	20,964
	Aon plc	424,550	19,860
	Vornado Realty Trust	228,952	19,227
	CharlesSchwab Corp.	1,485,051	19,202
	AvalonBay
	Communities Inc.	130,813	18,507
	SunTrust Banks Inc.	737,218	17,863
	Loews Corp.	435,834	17,830
	Fifth Third Bancorp	1,264,202	16,940
	Health Care REIT Inc.	288,685	16,830
	Progressive Corp.	797,977	16,622
	Weyerhaeuser Co.	737,640	16,494
	Ameriprise Financial Inc.	305,034	15,941
	Host Hotels & Resorts Inc.	972,216	15,380
	American Capital
	Agency Corp.	412,186	13,854
	Invesco Ltd.	612,714	13,847
	Northern Trust Corp.	298,044	13,716
*	IntercontinentalExchange
	Inc.	99,728	13,561
	Regions Financial Corp.	1,941,569	13,106
	M&T Bank Corp.	156,607	12,931
	Digital Realty Trust Inc.	165,167	12,399
	SLM Corp.	704,103	11,061
	Principal Financial
	Group Inc.	413,961	10,858
	Macerich Co.	181,473	10,716
	Kimco Realty Corp.	559,217	10,642
	General Growth
	Properties Inc.	579,871	10,490
	KeyCorp	1,310,012	10,139
	Hartford Financial
	Services Group Inc.	574,564	10,130
	Moody’s Corp.	275,548	10,071
	SL Green Realty Corp.	118,743	9,528
*	CIT Group Inc.	262,225	9,346
	UDR Inc.	360,446	9,314
	XL Group plc Class A	433,499	9,121
	Federal Realty
	Investment Trust	87,415	9,099
	NYSE Euronext	355,167	9,085
	Plum Creek Timber Co. Inc.	221,844	8,807
	Lincoln National Corp.	400,925	8,768
	Willis Group Holdings plc	239,425	8,737
	Comerica Inc.	272,359	8,364
	Cincinnati Financial Corp.	211,972	8,070
*	Affiliated Managers
	Group Inc.	71,263	7,800
	Unum Group	400,693	7,665
	Realty Income Corp.	183,507	7,665
	EverestRe Group Ltd.	73,970	7,655
	Huntington
	Bancshares Inc.	1,189,351	7,612
	Rayonier Inc.	168,444	7,563
	New York Community
	Bancorp Inc.	601,497	7,537

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Essex Property Trust Inc.	47,989	7,386
	Camden Property Trust	108,508	7,343
*	Arch Capital Group Ltd.	184,915	7,339
*	CBREGroup Inc. Class A	429,011	7,019
	Torchmark Corp.	137,873	6,969
	PartnerRe Ltd.	89,983	6,809
	WR Berkley Corp.	161,416	6,282
	Alexandria Real Estate
	Equities Inc.	85,302	6,203
	Taubman Centers Inc.	80,004	6,173
	Leucadia National Corp.	286,325	6,090
*	Alleghany Corp.	17,459	5,932
	Liberty Property Trust	160,249	5,904
	Regency Centers Corp.	123,895	5,894
	People’s United
	Financial Inc.	495,344	5,751
*	MSCI Inc. Class A	167,296	5,691
	Arthur J Gallagher & Co.	161,562	5,666
*	Markel Corp.	12,592	5,562
	Raymond James
	Financial Inc.	159,400	5,458
	RenaissanceRe
	Holdings Ltd.	70,899	5,389
	Reinsurance Group of
	America Inc. Class A	101,132	5,381
*	Berkshire Hathaway Inc.
	Class A	43	5,373
	Apartment Investment &
	Management Co. Class A	198,378	5,362
	Fidelity National
	Financial Inc. Class A	274,058	5,278
	Axis Capital Holdings Ltd.	161,816	5,267
	Duke Realty Corp.	355,748	5,208
	BRE Properties Inc.	103,554	5,180
	TD Ameritrade
	Holding Corp.	302,304	5,139
	Senior Housing
	Properties Trust	224,156	5,003
	Zions Bancorporation	253,492	4,923
	Ares Capital Corp.	304,185	4,855
	East West Bancorp Inc.	204,131	4,789
*	American Capital Ltd.	463,764	4,670
	American Campus
	Communities Inc.	102,658	4,618
	Legg Mason Inc.	173,835	4,584
	Brown & Brown Inc.	167,561	4,569
	Kilroy Realty Corp.	94,204	4,560
	HCC Insurance
	Holdings Inc.	143,359	4,501
	DDR Corp.	305,400	4,471
	Cullen/Frost Bankers Inc.	75,757	4,355
	Eaton Vance Corp.	158,866	4,281
	Jones Lang LaSalle Inc.	60,158	4,233
	Douglas Emmett Inc.	182,771	4,222
	Hospitality Properties Trust	170,307	4,218
*	First Republic Bank	125,356	4,212

			Market
			Value
		Shares	($000)
	Assurant Inc.	120,683	4,205
	Hudson City Bancorp Inc.	656,749	4,183
	Weingarten Realty
	Investors	158,242	4,168
	Extra Space Storage Inc.	133,629	4,089
	Piedmont Office Realty
	Trust Inc. Class A	237,259	4,083
	Home Properties Inc.	66,530	4,082
	NASDAQ OMX Group Inc.	179,576	4,071
	Allied World Assurance
	Co. Holdings AG	50,826	4,039
	White Mountains
	Insurance Group Ltd.	7,740	4,038
	National Retail
	Properties Inc.	142,315	4,026
	Tanger Factory
	Outlet Centers	124,852	4,001
	BioMed Realty Trust Inc.	212,533	3,970
	American Financial
	Group Inc.	101,046	3,964
	Commerce Bancshares Inc.	104,062	3,944
	MFA Financial Inc.	491,982	3,882
*	Signature Bank	63,580	3,876
	SEI Investments Co.	194,597	3,871
*	Genworth Financial Inc.
	Class A	675,895	3,826
	Mid-America Apartment
	Communities Inc.	55,993	3,821
	CBL& Associates
	Properties Inc.	194,395	3,798
	Hatteras Financial Corp.	130,838	3,742
	EquityLifestyle
	Properties Inc.	53,944	3,721
	First Niagara Financial
	Group Inc.	484,294	3,705
	Post Properties Inc.	73,423	3,594
	Waddell & Reed
	Financial Inc. Class A	118,150	3,578
	ProAssurance Corp.	40,148	3,577
*	SVB Financial Group	60,092	3,529
	Mack-Cali Realty Corp.	121,270	3,525
	LaSalle Hotel Properties	118,298	3,447
	CBOEHoldings Inc.	122,256	3,384
	Highwoods Properties Inc.	100,377	3,378
	Hancock Holding Co.	110,732	3,371
	ChimeraInvestment Corp.	1,417,315	3,345
	Starwood Property
	Trust Inc.	156,444	3,334
	Protective Life Corp.	112,734	3,315
	Omega Healthcare
	Investors Inc.	143,008	3,218
	City National Corp.	66,059	3,209
	Assured Guaranty Ltd.	225,734	3,183
	Associated Banc-Corp	239,728	3,162
	TwoHarbors
	Investment Corp.	295,560	3,062

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	First Horizon National Corp.	351,939	3,044
*	E*TRADE Financial Corp.	373,272	3,001
	Invesco Mortgage
	Capital Inc.	159,270	2,921
	Bank of Hawaii Corp.	63,307	2,909
	Erie Indemnity Co. Class A	39,511	2,829
	Federated Investors Inc.
	Class B	128,795	2,814
	Aspen Insurance
	Holdings Ltd.	97,191	2,809
	Old Republic
	International Corp.	334,635	2,774
	Fulton Financial Corp.	276,333	2,761
	Capitol Federal
	Financial Inc.	231,516	2,750
	Valley National Bancorp	257,599	2,731
*	Ocwen Financial Corp.	142,792	2,682
	Validus Holdings Ltd.	83,296	2,668
	Entertainment
	Properties Trust	64,348	2,645
	Washington REIT	91,202	2,595
	CNOFinancial Group Inc.	332,534	2,594
	Prosperity Bancshares Inc.	61,684	2,593
*	LPLFinancial Holdings Inc.	76,247	2,575
	Healthcare Realty Trust Inc.	107,418	2,561
	Colonial Properties Trust	114,979	2,546
	Susquehanna
	Bancshares Inc.	246,634	2,540
	Washington Federal Inc.	148,078	2,501
	FirstMerit Corp.	150,477	2,486
	DuPont Fabros
	Technology Inc.	86,927	2,483
	Hanover Insurance
	Group Inc.	62,338	2,439
	Brandywine Realty Trust	197,486	2,437
*	Howard Hughes Corp.	39,461	2,432
	TCF Financial Corp.	211,803	2,431
*	Forest City Enterprises Inc.
	Class A	165,775	2,420
	Jefferies Group Inc.	183,817	2,388
	RLJ Lodging Trust	131,677	2,387
	DiamondRock
	Hospitality Co.	231,920	2,366
*	Popular Inc.	141,457	2,350
	First American
	Financial Corp.	137,938	2,339
	Corporate Office
	Properties Trust	99,136	2,331
	UMB Financial Corp.	44,591	2,284
	Alterra Capital Holdings Ltd.	97,738	2,282
	Endurance Specialty
	Holdings Ltd.	59,425	2,277
	StanCorp Financial
	Group Inc.	61,260	2,276
	BOK Financial Corp.	38,386	2,234
	Webster Financial Corp.	103,075	2,233

			Market
			Value
		Shares	($000)
	CommonWealth REIT	115,202	2,203
*	Stifel Financial Corp.	70,339	2,173
	Kemper Corp.	70,457	2,167
	CapitalSource Inc.	321,906	2,163
*	MBIAInc.	199,702	2,159
	DCT Industrial Trust Inc.	341,205	2,150
	CYSInvestments Inc.	154,014	2,121
*	Texas Capital
	Bancshares Inc.	52,351	2,114
	FNBCorp.	192,664	2,094
	Apollo Investment Corp.	271,023	2,081
	SynovusFinancial Corp.	1,043,351	2,066
	IberiabankCorp.	40,825	2,060
	Trustmark Corp.	83,767	2,051
*	Sunstone Hotel
	Investors Inc.	186,395	2,048
	EastGroup Properties Inc.	38,359	2,045
	Umpqua Holdings Corp.	155,205	2,042
	Janus Capital Group Inc.	260,986	2,041
	Sovran Self Storage Inc.	39,847	1,996
	Glimcher Realty Trust	188,571	1,927
^	Prospect Capital Corp.	168,321	1,917
	Platinum Underwriters
	Holdings Ltd.	49,070	1,870
	CubeSmart	159,692	1,864
	Westamerica
	Bancorporation	38,781	1,830
*	First Industrial Realty
	Trust Inc.	144,343	1,822
	Pebblebrook Hotel Trust	78,053	1,819
	PS Business Parks Inc.	26,825	1,817
	Community Bank
	System Inc.	66,599	1,806
	Medical Properties
	Trust Inc.	187,374	1,803
	United Bankshares Inc.	69,312	1,794
	Primerica Inc.	67,062	1,793
	RLI Corp.	26,231	1,789
	Potlatch Corp.	55,800	1,782
	Cash America
	International Inc.	40,365	1,778
	Wintrust Financial Corp.	49,413	1,754
	Acadia Realty Trust	74,914	1,736
	Capstead Mortgage Corp.	124,188	1,727
*	Strategic Hotels &
	Resorts Inc.	265,817	1,717
	Cathay General Bancorp	103,460	1,708
	BancorpSouth Inc.	117,501	1,706
	National Penn
	Bancshares Inc.	178,252	1,706
	ARMOUR Residential
	REIT Inc.	238,654	1,697
	Anworth Mortgage
	Asset Corp.	239,623	1,689
	CVB Financial Corp.	144,022	1,678
	EquityOne Inc.	79,091	1,677

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	National Health
	Investors Inc.	32,688	1,664
*	Altisource Portfolio
	Solutions SA	22,660	1,659
	Lexington Realty Trust	194,264	1,645
*	Knight Capital Group Inc.
	Class A	136,307	1,627
	Montpelier Re Holdings Ltd.	76,087	1,620
	First Financial Bancorp	100,548	1,607
	Astoria Financial Corp.	162,744	1,595
	Northwest
	Bancshares Inc.	135,249	1,584
	Mercury General Corp.	37,985	1,583
	PrivateBancorp Inc. Class A	107,235	1,583
	First Midwest Bancorp Inc.	142,920	1,569
	Old National Bancorp	130,222	1,564
*	First Cash Financial
	Services Inc.	38,711	1,555
	MBFinancial Inc.	72,146	1,554
	Sun Communities Inc.	34,909	1,544
	Glacier Bancorp Inc.	99,069	1,535
*	BBCN Bancorp Inc.	140,425	1,529
	LTC Properties Inc.	41,977	1,523
*	St. Joe Co.	95,071	1,503
	Alexander’s Inc.	3,409	1,470
	Bank of the Ozarks Inc.	48,848	1,469
*	Ezcorp Inc. Class A	62,396	1,464
	Columbia Banking
	System Inc.	77,318	1,455
	International
	Bancshares Corp.	74,275	1,450
	Fifth Street Finance Corp.	144,753	1,445
	MarketAxess Holdings Inc.	53,639	1,429
	PacWest Bancorp	59,535	1,409
	BlackRock Kelso
	Capital Corp.	144,003	1,405
*	Citizens Republic
	Bancorp Inc.	80,874	1,385
	Home BancShares Inc.	45,188	1,382
	SymetraFinancial Corp.	109,013	1,376
*	PHH Corp.	78,294	1,369
	First Commonwealth
	Financial Corp.	203,212	1,368
*	World Acceptance Corp.	20,513	1,350
	NBT Bancorp Inc.	62,503	1,349
	Cousins Properties Inc.	173,892	1,348
*	Financial Engines Inc.	62,435	1,339
	Boston Private Financial
	Holdings Inc.	147,374	1,316
*	Pinnacle Financial
	Partners Inc.	66,383	1,295
	Argo Group International
	Holdings Ltd.	43,512	1,274
	Amtrust Financial
	Services Inc.	42,769	1,271
	Brookline Bancorp Inc.	142,697	1,263

			Market
			Value
		Shares	($000)
	Greenhill & Co. Inc.	35,381	1,261
	Selective Insurance
	Group Inc.	72,256	1,258
	Redwood Trust Inc.	99,382	1,240
	ChemicalFinancial Corp.	57,631	1,239
	Associated Estates
	Realty Corp.	82,706	1,236
	EvercorePartners Inc.
	Class A	52,423	1,226
	First Citizens
	BancShares Inc. Class A	7,330	1,222
	Independent Bank Corp.	41,463	1,211
*	Enstar Group Ltd.	12,146	1,202
	First Financial
	Bankshares Inc.	34,770	1,202
	Oritani Financial Corp.	82,996	1,194
	Cohen & Steers Inc.	33,982	1,173
*	TFS Financial Corp.	121,726	1,162
*	DFC Global Corp.	61,824	1,139
	Provident Financial
	Services Inc.	73,409	1,127
	BGC Partners Inc. Class A	191,581	1,125
	Government Properties
	Income Trust	49,694	1,124
	American Equity
	Investment Life
	Holding Co.	101,430	1,117
	Franklin Street
	Properties Corp.	105,445	1,116
	ChesapeakeLodging Trust	64,748	1,115
	Tower Group Inc.	53,079	1,108
	Education Realty Trust Inc.	99,861	1,106
	Saul Centers Inc.	25,242	1,082
	Ashford Hospitality
	Trust Inc.	128,335	1,082
*	Investors Bancorp Inc.	70,959	1,071
	City Holding Co.	31,780	1,071
	Employers Holdings Inc.	58,710	1,059
	Banner Corp.	46,330	1,015
*	AMERISAFE Inc.	38,671	1,004
^	Park National Corp.	14,353	1,001
	Community Trust
	Bancorp Inc.	29,331	982
*	Hilltop Holdings Inc.	94,220	971
	First Busey Corp.	200,945	971
	Berkshire Hills Bancorp Inc.	43,896	966
	S&T Bancorp Inc.	52,108	962
*	MGIC Investment Corp.	332,372	957
	Newcastle
	Investment Corp.	141,891	951
	Hersha Hospitality
	Trust Class A	179,661	949
*	Western Alliance Bancorp	99,223	929
	Colony Financial Inc.	53,648	928
	First Merchants Corp.	74,340	926
*	Credit Acceptance Corp.	10,917	922

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Dime Community
	Bancshares Inc.	68,965	917
	Oriental Financial Group Inc.	82,278	912
	Cardinal Financial Corp.	72,847	895
	Duff & Phelps Corp. Class A	60,384	876
	Infinity Property &
	Casualty Corp.	14,996	865
	American Assets Trust Inc.	35,382	858
*	Ameris Bancorp	67,893	855
	Hercules Technology
	Growth Capital Inc.	74,689	847
*	Beneficial Mutual
	Bancorp Inc.	97,734	843
	Flushing Financial Corp.	61,552	839
*	Navigators Group Inc.	16,694	836
	Capital Southwest Corp.	8,096	833
	Pennsylvania REIT	54,081	810
	FBLFinancial Group Inc.
	Class A	28,862	808
	Arrow Financial Corp.	33,411	808
	Great Southern Bancorp Inc.	29,197	805
*	iStar Financial Inc.	124,609	804
	NorthStar Realty
	Finance Corp.	153,372	801
	ViewPoint Financial
	Group Inc.	50,845	795
	Camden National Corp.	21,529	788
	Bancfirst Corp.	18,465	774
	Lakeland Financial Corp.	28,839	774
	Bryn Mawr Bank Corp.	36,406	767
	Horace Mann
	Educators Corp.	43,866	767
	American National
	Insurance Co.	10,735	765
	Federal Agricultural
	Mortgage Corp.	28,588	750
	Calamos Asset
	Management Inc.
	Class A	65,410	749
	First Potomac Realty Trust	62,877	740
*	Central Pacific
	Financial Corp.	51,926	733
	Inland Real Estate Corp.	87,190	731
	Interactive Brokers
	Group Inc.	49,405	727
	BankUnited Inc.	30,750	725
*	Greenlight Capital Re Ltd.
	Class A	28,310	720
	Cedar Realty Trust Inc.	142,237	718
	Nelnet Inc. Class A	31,206	718
	PennyMac Mortgage
	Investment Trust	36,210	714
	Northfield Bancorp Inc.	49,885	709
	CoBiz Financial Inc.	112,877	707
	Hudson Valley Holding Corp.	38,688	700
*	ICG Group Inc.	75,111	695
	Radian Group Inc.	210,265	692

			Market
			Value
		Shares	($000)
	Bank Mutual Corp.	156,801	691
	Walter Investment
	Management Corp.	29,431	690
	KBWInc.	41,914	689
	Solar Capital Ltd.	30,728	684
*	Citizens Inc.	69,749	680
	Campus Crest
	Communities Inc.	64,172	667
	Agree Realty Corp.	29,894	662
	American Capital Mortgage
	Investment Corp.	27,700	661
	CreXus Investment Corp.	64,479	656
*	Eagle Bancorp Inc.	41,470	653
	Getty Realty Corp.	33,889	649
	Arlington Asset
	Investment Corp. Class A	29,667	644
	TrustCo Bank Corp. NY	115,773	632
	Flagstone Reinsurance
	Holdings SA	78,913	632
*	HFF Inc. Class A	45,217	630
	Apollo Commercial
	Real Estate Finance Inc.	39,196	630
	WesBanco Inc.	28,693	610
	Alliance Financial Corp.	17,543	602
	Southside Bancshares Inc.	26,503	596
	Safety Insurance Group Inc.	14,544	591
*	Green Dot Corp. Class A	26,359	583
	GAMCOInvestors Inc.	13,016	578
	Provident New York
	Bancorp	74,247	564
*	Cowen Group Inc. Class A	210,146	559
	Excel Trust Inc.	46,154	552
	BankFinancial Corp.	72,276	544
*	Forestar Group Inc.	41,198	528
*	AV Homes Inc.	35,930	524
*	Piper Jaffray Cos.	22,173	520
	Heartland Financial USA Inc.	21,643	519
	Investors Real Estate Trust	65,073	514
	Arbor Realty Trust Inc.	96,008	514
	Ames National Corp.	21,938	504
^	Main Street Capital Corp.	20,688	501
	Bank of Marin Bancorp	13,503	500
	SCBT Financial Corp.	14,080	496
*	PICO Holdings Inc.	21,902	491
	1st Source Corp.	21,614	488
*	Investment Technology
	Group Inc.	52,661	484
	ChathamLodging Trust	33,912	484
	GFI Group Inc.	134,693	479
*	Global Indemnity plc	23,364	473
*	INTL.FCStone Inc.	24,370	472
	Epoch Holding Corp.	20,470	466
	First Financial Holdings Inc.	43,405	465
	Sabra Health Care REIT Inc.	27,077	463
*	National Financial
	Partners Corp.	34,259	459
*	Netspend Holdings Inc.	49,825	458

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	United Fire Group Inc.	21,347	455
*	FelCor Lodging Trust Inc.	95,582	449
	Republic Bancorp Inc.
	Class A	19,506	434
	Centerstate Banks Inc.	60,378	432
	PennantPark
	Investment Corp.	41,454	429
*	Sterling Financial Corp.	22,686	429
	Triangle Capital Corp.	18,802	428
	Simmons First National Corp.
	Class A	18,418	428
	Renasant Corp.	27,230	428
	Edelman Financial Group Inc.	47,894	417
	Retail Opportunity
	Investments Corp.	34,406	415
	Hudson Pacific
	Properties Inc.	23,154	403
	Meadowbrook Insurance
	Group Inc.	45,580	401
	Presidential Life Corp.	40,566	399
	Sandy Spring Bancorp Inc.	21,646	390
	Artio Global Investors Inc.
	Class A	110,567	387
	Marlin Business
	Services Corp.	23,447	384
	Baldwin & Lyons Inc.	16,532	384
	MCG Capital Corp.	83,010	382
	Consolidated-Tomoka
	Land Co.	12,803	368
	Ramco-Gershenson
	Properties Trust	29,245	368
*	Virtus Investment
	Partners Inc.	4,521	366
*	eHealthInc.	22,572	364
	Gladstone Capital Corp.	45,782	361
	Enterprise Financial
	Services Corp.	32,911	361
	Maiden Holdings Ltd.	40,302	350
*	Capital Trust Inc. Class A	121,148	349
	Lakeland Bancorp Inc.	32,970	347
*	BRT Realty Trust	52,794	343
	Gladstone Investment Corp.	46,087	341
	American National
	Bankshares Inc.	14,067	331
	DynexCapital Inc.	31,783	330
	Coresite Realty Corp.	12,637	326
*	Gramercy Capital Corp.	130,290	326
*	Phoenix Cos. Inc.	175,967	326
*	Rouse Properties Inc.	23,845	323
*	NewStar Financial Inc.	24,590	319
*	Doral Financial Corp.	208,027	312
	First Defiance
	Financial Corp.	18,074	309
	Donegal Group Inc.
	Class A	22,475	298
*	Ladenburg Thalmann
	Financial Services Inc.	188,647	291

			Market
			Value
		Shares	($000)
	Stewart Information
	Services Corp.	18,521	284
	Universal Health Realty
	Income Trust	6,744	280
*	Safeguard Scientifics Inc.	17,087	264
*	American Safety Insurance
	Holdings Ltd.	14,083	264
*	FBR& Co.	94,049	261
	StellarOne Corp.	20,857	260
	Medallion Financial Corp.	24,457	260
	SYBancorp Inc.	10,771	258
	National Western Life
	Insurance Co. Class A	1,815	258
*	Flagstar Bancorp Inc.	306,392	257
*	AmeriServ Financial Inc.	91,246	257
*	Bridge Capital Holdings	15,925	257
*	State Bank Financial Corp.	16,723	254
*	BankAtlantic Bancorp Inc.
	Class A	45,604	252
*	Zillow Inc. Class A	6,500	251
	First Pactrust Bancorp Inc.	20,769	246
	ESSA Bancorp Inc.	22,091	239
*	CIFC Corp.	32,366	239
*	Tejon Ranch Co.	8,297	237
	Parkway Properties Inc.	20,713	237
	First of Long Island Corp.	7,987	231
	Apollo Residential
	Mortgage Inc.	11,814	228
	Capital City Bank Group Inc.	29,455	217
*	MPGOffice Trust Inc.	106,619	214
	Bridge Bancorp Inc.	8,989	212
	Center Bancorp Inc.	18,481	208
	First Community
	Bancshares Inc.	14,396	208
	Sierra Bancorp	20,100	199
	EMC Insurance Group Inc.	9,778	198
	Urstadt Biddle
	Properties Inc. Class A	9,981	197
	Washington Trust
	Bancorp Inc.	8,065	197
	Diamond Hill Investment
	Group Inc.	2,451	192
	Bar Harbor Bankshares	5,322	192
	TowneBank	13,488	189
*	First Marblehead Corp.	159,153	186
	MVC Capital Inc.	14,312	185
	US Global Investors Inc.
	Class A	42,305	185
	Westfield Financial Inc.	24,409	178
	First Financial Corp.	6,108	177
	Tompkins Financial Corp.	4,653	175
	Crawford & Co. Class B	42,732	175
	OneBeacon Insurance
	Group Ltd. Class A	13,245	172
	Resource America Inc.
	Class A	27,022	172
	Resource Capital Corp.	31,868	170

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Investors Title Co.	2,968	169
*	Hanmi Financial Corp.	15,951	167
*	WisdomTree
	Investments Inc.	25,074	165
	Trico Bancshares	10,697	165
	Kennedy-Wilson
	Holdings Inc.	11,736	164
	German American
	Bancorp Inc.	7,886	162
	WSFS Financial Corp.	3,949	160
*	Guaranty Bancorp	73,755	156
*	CompuCredit Holdings Corp.	41,821	151
	OceanFirst Financial Corp.	10,355	149
	Clifton Savings Bancorp Inc.	14,108	147
	FXCM Inc. Class A	12,083	142
*	American Independence
	Corp.	24,191	137
	State Auto Financial Corp.	9,657	136
	Financial Institutions Inc.	7,971	135
*	SWSGroup Inc.	25,127	134
	Crawford & Co. Class A	34,505	133
*	United Community
	Banks Inc.	15,440	132
	Golub Capital BDC Inc.	8,756	132
*	Gleacher & Co. Inc.	164,410	132
*	West Coast Bancorp	6,687	131
	Mission West Properties Inc.	15,193	131
	Univest Corp. of
	Pennsylvania	7,755	128
	Kite Realty Group Trust	25,520	127
	Merchants Bancshares Inc.	4,593	127
	RAITFinancial Trust	27,057	125
	Century Bancorp Inc.
	Class A	4,130	123
	First Bancorp	13,764	122
	National Interstate Corp.	4,505	120
	CapLease Inc.	28,661	119
	SeaBright Holdings Inc.	12,256	109
	Monmouth Real Estate
	Investment Corp. Class A	9,168	107
	Union First Market
	Bankshares Corp.	7,385	107
*	BofI Holding Inc.	5,300	105
	Nicholas Financial Inc.	8,016	103
	MainSource Financial
	Group Inc.	8,507	101
	Sterling Bancorp	10,065	100
	Kohlberg Capital Corp.	13,744	100
	ThomasProperties
	Group Inc.	18,002	98
	One Liberty Properties Inc.	5,034	95
*	BancTrust Financial
	Group Inc.	31,127	93
	TICC Capital Corp.	9,259	90
	Citizens & Northern Corp.	4,704	90
	Kaiser Federal
	Financial Group Inc.	5,900	87

			Market
			Value
		Shares	($000)
	Peoples Bancorp Inc.	3,924	86
	CFS Bancorp Inc.	19,042	85
	Winthrop Realty Trust	6,882	84
*	First Financial Northwest Inc.	10,288	84
	CNBFinancial Corp.	5,116	83
*	Mercantile Bank Corp.	4,071	75
	VIST Financial Corp.	6,454	75
	Life Partners Holdings Inc.	35,038	75
*	Wilshire Bancorp Inc.	13,464	74
*	Metro Bancorp Inc.	6,058	73
*	Cape Bancorp Inc.	8,730	73
	ESB Financial Corp.	5,426	72
	Oppenheimer Holdings Inc.
	Class A	4,171	66
	AG Mortgage Investment
	Trust Inc.	3,000	64
	STAG Industrial Inc.	4,400	64
	Central Bancorp Inc.	2,000	62
	Gain Capital Holdings Inc.	12,395	62
	Ameriana Bancorp	11,164	61
*	Suffolk Bancorp	4,640	60
	Bank of Kentucky
	Financial Corp.	2,227	59
	Pzena Investment
	Management Inc.
	Class A	12,816	57
	Rockville Financial Inc.	4,873	56
*	Firstcity Financial Corp.	6,268	54
*	Virginia Commerce
	Bancorp Inc.	6,417	54
	Westwood Holdings
	Group Inc.	1,437	54
*	Consumer Portfolio
	Services Inc.	27,554	53
*	Tree.com Inc.	4,506	52
	West Bancorporation Inc.	5,282	50
*	First Acceptance Corp.	36,967	50
	Kansas City Life
	Insurance Co.	1,335	47
	Gladstone Commercial Corp.	2,735	46
*	Bancorp Inc.	4,624	44
	Heritage Financial Corp.	2,981	44
*	Hallmark Financial Services	5,462	43
*	Colony Bankcorp Inc.	8,747	41
*	Southwest Bancorp Inc.	4,391	41
*	Republic First Bancorp Inc.	19,317	40
	NGP Capital Resources Co.	5,652	40
	Eastern Insurance
	Holdings Inc.	2,351	40
	United Financial Bancorp Inc.	2,777	40
*	NewBridge Bancorp	8,541	37
	QC Holdings Inc.	8,515	36
	UMH Properties Inc.	3,150	34
	Institutional Financial
	Markets Inc.	39,632	34
*	Heritage Commerce Corp.	5,119	33
*	Macatawa Bank Corp.	9,356	32

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	American River Bankshares	4,369	32
	Pulaski Financial Corp.	4,255	32
	PMC Commercial Trust	3,945	30
*	FNBUnited Corp.	2,200	29
*	Eastern Virginia
	Bankshares Inc.	7,531	28
	Citizens South Banking Corp.	4,075	28
	Peapack Gladstone
	Financial Corp.	1,781	28
*	Waterstone Financial Inc.	7,258	28
	Provident Financial
	Holdings Inc.	2,366	27
*	21st Century Holding Co.	6,330	25
	Alliance Bancorp Inc.
	of Pennsylvania	1,999	25
	Home Federal Bancorp Inc.	2,343	25
	First M&F Corp.	4,721	24
*	United Community
	Financial Corp.	7,740	23
*	Pacific Mercantile Bancorp	3,311	23
	National Bankshares Inc.	758	23
	Territorial Bancorp Inc.	952	22
	Meta Financial Group Inc.	1,065	21
	First Interstate
	Bancsystem Inc.	1,458	21
	Washington Banking Co.	1,457	20
	Federal Agricultural
	Mortgage Corp. Class A	1,021	20
*	Maui Land &
	Pineapple Co. Inc.	4,926	18
	Independence Holding Co.	1,816	18
*	North Valley Bancorp	1,335	18
	Universal Insurance
	Holdings Inc.	5,131	17
	Summit Hotel Properties Inc.	2,077	17
*	BCSB Bancorp Inc.	1,216	17
	TF Financial Corp.	662	16
	Codorus Valley Bancorp Inc.	1,213	16
*	1st United Bancorp Inc.	2,581	16
	Greene County Bancorp Inc.	800	15
*	Stratus Properties Inc.	1,643	15
	Pacific Continental Corp.	1,661	15
	ShoreBancshares Inc.	2,438	14
	Penns Woods Bancorp Inc.	363	14
	First Bancorp Inc.	791	13
	California First
	National Bancorp	849	13
*	Sun Bancorp Inc.	4,829	13
*	First South Bancorp Inc.	3,190	13
	Terreno Realty Corp.	801	12
*	Preferred Bank	793	11
	Indiana Community Bancorp	461	10
	HopFed Bancorp Inc.	1,411	10
	Middleburg Financial Corp.	539	9
*	Hampton Roads
	Bankshares Inc. Rights	5,951	9

			Market
			Value
		Shares	($000)
	Firstbank Corp.	878	9
*	Farmers Capital Bank Corp.	1,229	8
*	Unity Bancorp Inc.	1,345	8
*	First United Corp.	1,861	8
*	Seacoast Banking
	Corp. of Florida	4,924	7
	Northrim BanCorp Inc.	303	6
*	Hampton Roads
	Bankshares Inc.	5,951	6
*	Berkshire Bancorp Inc.	701	6
	Wayne Savings
	Bancshares Inc.	693	6
	MutualFirst Financial Inc.	544	6
*	Old Second Bancorp Inc.	4,290	6
	HF Financial Corp.	396	5
*	Premierwest Bancorp	2,834	4
*	Jefferson Bancshares Inc.	1,639	4
*	Timberland Bancorp Inc.	706	3
*	Royal Bancshares
	of Pennsylvania Inc.	1,796	3
*	Independent Bank Corp.	1,015	3
	JMP Group Inc.	411	3
*	Penson Worldwide Inc.	13,212	2
	CharterFinancial Corp.	200	2
*	ZipRealty Inc.	1,295	2
	Peoples Financial Corp.	187	2
	New Hampshire Thrift
	Bancshares Inc.	141	2
*	MetroCorp Bancshares Inc.	159	2
	THLCredit Inc.	117	2
*	Community Bankers
	Trust Corp.	851	1
*	Taylor Capital Group Inc.	87	1
	Encore Bancshares Inc.	51	1
	C&F Financial Corp.	23	1
*	Home Bancorp Inc.	53	1
*	Harris & Harris Group Inc.	229	1
	MidSouth Bancorp Inc.	54	1
	Horizon Bancorp	27	1
*	United Security Bancshares	128	1
	Fox Chase Bancorp Inc.	43	1
	OhioValley Banc Corp.	28	1
	Citizens Holding Co.	29	1
	Hingham Institution for Savings	9	1
	Oneida Financial Corp.	52	1
	Norwood Financial Corp.	18	1
*	Intervest Bancshares Corp.
	Class A	131	1
	Union Bankshares Inc.	25	—
	Orrstown Financial
	Services Inc.	53	—
	Auburn National
	Bancorporation Inc.	18	—
*	Southern Community
	Financial Corp.	118	—
	SI Financial Group Inc.	31	—

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	First Citizens Banc Corp.	54	—
	Landmark Bancorp Inc.	16	—
*	MBTFinancial Corp.	114	—
	LNBBancorp Inc.	46	—
*	Yadkin Valley Financial Corp.	114	—
*	1st Constitution Bancorp	32	—
	Old Point Financial Corp.	27	—
	Community Bank Shares
	of Indiana Inc.	22	—
	Salisbury Bancorp Inc.	11	—
	Hawthorn Bancshares Inc.	29	—
*	Valley National Bancorp
	Warrants Exp. 6/30/2015	240	—
	Mid Penn Bancorp Inc.	24	—
*	Tower Financial Corp.	24	—
*	Summit Financial Group Inc.	44	—
*	United Bancshares Inc.	23	—
	CheviotFinancial Corp.	19	—
	ECB Bancorp Inc.	16	—
*	United Security Bancshares	57	—
*	Severn Bancorp Inc.	41	—
	Heritage Financial Group Inc.	9	—
*	Vestin Realty Mortgage II Inc.	90	—
*	Prudential Bancorp Inc.
	of Pennsylvania	19	—
*	WSB Holdings Inc.	35	—
	National Security Group Inc.	11	—
*	Park Sterling Corp.	19	—
	WVS Financial Corp.	11	—
*	Direct Markets Holdings Corp.	129	—
	Commercial National
	Financial Corp.	2	—
*	Porter Bancorp Inc.	25	—
*	Transcontinental Realty
	Investors Inc.	12	—
			3,160,647
Health Care (11.9%)
	Johnson & Johnson	3,768,709	254,614
	Pfizer Inc.	10,349,570	238,040
	Merck & Co. Inc.	4,179,087	174,477
	Abbott Laboratories	2,158,736	139,174
	UnitedHealth Group Inc.	1,434,653	83,927
	Bristol-Myers Squibb Co.	2,317,574	83,317
	Amgen Inc.	1,086,559	79,362
	Eli Lilly & Co.	1,433,889	61,528
*	Express Scripts
	Holding Co.	1,097,133	61,253
	Medtronic Inc.	1,449,066	56,122
*	Gilead Sciences Inc.	1,039,802	53,321
*	Biogen Idec Inc.	311,479	44,971
	Baxter International Inc.	769,472	40,897
	Allergan Inc.	418,148	38,708
*	Celgene Corp.	602,678	38,668
	Covidien plc	663,890	35,518
	McKesson Corp.	338,141	31,701
*	Intuitive Surgical Inc.	53,988	29,898

			Market
			Value
		Shares	($000)
	WellPoint Inc.	459,695	29,324
	ThermoFisher
	Scientific Inc.	502,341	26,077
*	Alexion
	Pharmaceuticals Inc.	255,466	25,368
	Stryker Corp.	418,576	23,064
	Becton Dickinson and Co.	288,625	21,575
	Cardinal Health Inc.	474,966	19,949
	Agilent Technologies Inc.	477,378	18,732
	Aetna Inc.	481,436	18,665
	St. Jude Medical Inc.	438,025	17,482
	Humana Inc.	225,256	17,444
	Cigna Corp.	393,753	17,325
*	Cerner Corp.	198,167	16,380
*	Edwards Lifesciences Corp.	157,961	16,317
*	Vertex Pharmaceuticals Inc.	288,941	16,158
	Zimmer Holdings Inc.	244,887	15,761
	Perrigo Co.	121,959	14,383
	AmerisourceBergen Corp.
	Class A	354,213	13,938
	Quest Diagnostics Inc.	217,577	13,033
*	Watson
	Pharmaceuticals Inc.	174,748	12,930
*	Forest Laboratories Inc.	364,999	12,771
*	DaVita Inc.	128,667	12,636
*	MylanInc.	586,523	12,534
*	Laboratory Corp. of
	America Holdings	133,664	12,379
	CR Bard Inc.	109,951	11,813
*	Regeneron
	Pharmaceuticals Inc.	100,927	11,528
*	Boston Scientific Corp.	1,995,440	11,314
*	Life Technologies Corp.	245,010	11,023
*	Waters Corp.	122,301	9,719
*	Henry Schein Inc.	123,422	9,687
*	Varian Medical
	Systems Inc.	155,453	9,447
*	CareFusion Corp.	309,160	7,939
*	Hospira Inc.	226,523	7,924
	DENTSPLY
	International Inc.	195,328	7,385
	HCA Holdings Inc.	240,472	7,318
*	IDEXX Laboratories Inc.	75,872	7,294
*	Illumina Inc.	168,440	6,803
*	Mettler-Toledo
	International Inc.	43,253	6,741
*	BioMarin
	Pharmaceutical Inc.	168,178	6,656
*	Hologic Inc.	362,961	6,548
*	ResMed Inc.	198,474	6,192
	Coventry Health Care Inc.	194,483	6,183
*	Amylin Pharmaceuticals Inc.	210,318	5,937
*	Onyx Pharmaceuticals Inc.	88,305	5,868
*	Catalyst Health Solutions Inc.	58,840	5,498
	Universal Health
	Services Inc. Class B	123,193	5,317

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Cooper Cos. Inc.	65,290	5,208
*	Gen-Probe Inc.	62,348	5,125
*	Endo Health Solutions Inc.	160,253	4,965
	Omnicare Inc.	156,157	4,877
*	Questcor
	Pharmaceuticals Inc.	87,329	4,649
*	MEDNAX Inc.	67,578	4,632
*	Salix Pharmaceuticals Ltd.	81,813	4,454
*	AMERIGROUP Corp.	66,268	4,368
*	Medivation Inc.	47,118	4,307
*	Warner Chilcott plc Class A	240,010	4,301
	Patterson Cos. Inc.	122,508	4,223
*	Arena Pharmaceuticals Inc.	421,229	4,204
*	Pharmacyclics Inc.	75,681	4,133
	Lincare Holdings Inc.	119,002	4,048
	PerkinElmer Inc.	156,434	4,036
*	Cepheid Inc.	89,946	4,025
*	HMS Holdings Corp.	118,111	3,934
*	Covance Inc.	80,801	3,866
*	athenahealth Inc.	48,792	3,863
*	Vivus Inc.	134,766	3,846
*	Ariad Pharmaceuticals Inc.	219,351	3,775
*	Human Genome
	Sciences Inc.	274,649	3,606
*	Incyte Corp. Ltd.	157,688	3,580
	Techne Corp.	48,175	3,575
*	Community Health
	Systems Inc.	125,690	3,523
*	Sirona Dental Systems Inc.	76,937	3,463
*	Seattle Genetics Inc.	136,213	3,458
	Teleflex Inc.	56,322	3,431
*	United Therapeutics Corp.	66,645	3,291
*	Cubist Pharmaceuticals Inc.	86,485	3,279
*	WellCare Health Plans Inc.	58,951	3,124
*	HealthSouth Corp.	130,495	3,035
*	Tenet Healthcare Corp.	564,344	2,957
*	Align Technology Inc.	87,270	2,920
*	Alkermes plc	170,126	2,887
	Medicis Pharmaceutical
	Corp. Class A	81,479	2,782
*	Health Net Inc.	114,615	2,782
*	MyriadGenetics Inc.	116,446	2,768
*	Health Management
	Associates Inc. Class A	350,953	2,755
*	Allscripts Healthcare
	Solutions Inc.	248,486	2,716
*	LifePoint Hospitals Inc.	66,251	2,715
*	ThoratecCorp.	80,510	2,704
*	Bio-Rad Laboratories Inc.
	Class A	27,031	2,703
	Owens& Minor Inc.	87,816	2,690
	Hill-Rom Holdings Inc.	85,208	2,629
*	Haemonetics Corp.	34,726	2,574
*	VCA Antech Inc.	113,741	2,500
*	Brookdale Senior Living Inc.
	Class A	133,532	2,369
	STERIS Corp.	75,454	2,367

			Market
			Value
		Shares	($000)
	West Pharmaceutical
	Services Inc.	46,727	2,359
*	PAREXEL International Corp.	82,204	2,321
*	ViroPharma Inc.	97,166	2,303
*	CharlesRiver Laboratories
	International Inc.	67,314	2,205
*	Centene Corp.	70,164	2,116
*	TheravanceInc.	95,147	2,114
*	Jazz Pharmaceuticals plc	46,556	2,095
*	Volcano Corp.	72,817	2,086
*	Alere Inc.	104,977	2,041
*	Akorn Inc.	117,740	1,857
*	Par Pharmaceutical
	Cos. Inc.	50,784	1,835
*	Auxilium
	Pharmaceuticals Inc.	66,770	1,795
*	Immunogen Inc.	105,966	1,778
*	Impax Laboratories Inc.	87,345	1,770
*	MWIVeterinary Supply Inc.	16,831	1,730
*	Masimo Corp.	76,818	1,719
*	Nektar Therapeutics	212,946	1,718
*	Medicines Co.	74,797	1,716
*	CyberonicsInc.	38,147	1,714
*	Acorda Therapeutics Inc.	72,095	1,699
*	Magellan Health
	Services Inc.	37,442	1,697
*	Bruker Corp.	125,895	1,676
*	Amsurg Corp. Class A	54,504	1,634
	ChemedCorp.	26,563	1,605
*	Exelixis Inc.	288,437	1,595
*	Dendreon Corp.	212,000	1,569
	Quality Systems Inc.	56,951	1,567
*	Isis Pharmaceuticals Inc.	130,554	1,567
*	ABIOMED Inc.	67,244	1,534
*	Air Methods Corp.	15,614	1,534
*	Abaxis Inc.	41,156	1,523
*	NuVasive Inc.	58,728	1,489
*	PSS World Medical Inc.	70,769	1,485
	Analogic Corp.	23,552	1,460
	CONMED Corp.	52,356	1,449
*	Ironwood Pharmaceuticals
	Inc. Class A	103,692	1,429
*	Neogen Corp.	30,714	1,419
*	Bio-Reference Labs Inc.	50,892	1,337
*	Team Health Holdings Inc.	55,132	1,328
*	Optimer
	Pharmaceuticals Inc.	84,209	1,307
*	Idenix Pharmaceuticals Inc.	125,720	1,295
	Cantel Medical Corp.	47,170	1,285
*	ArthroCare Corp.	41,358	1,211
	Computer Programs &
	Systems Inc.	20,732	1,186
*	AVANIR
	Pharmaceuticals Inc.	299,513	1,174
*	Integra LifeSciences
	Holdings Corp.	31,526	1,172
*	Opko Health Inc.	253,333	1,165

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Wright Medical Group Inc.	54,577	1,165
*	Alnylam
	Pharmaceuticals Inc.	99,507	1,161
*	Halozyme Therapeutics Inc.	129,827	1,150
*	DexCom Inc.	88,145	1,142
	PDL BioPharma Inc.	170,348	1,129
*	Genomic Health Inc.	33,093	1,105
	Meridian Bioscience Inc.	51,974	1,063
*	Curis Inc.	192,675	1,040
*	Luminex Corp.	42,376	1,038
*	Conceptus Inc.	52,317	1,037
*	NxStage Medical Inc.	59,638	1,000
*	MAKOSurgical Corp.	38,716	992
*	DynavaxTechnologies Corp.	228,695	988
*	Hanger Inc.	38,428	985
*	Momenta
	Pharmaceuticals Inc.	72,481	980
*	Insulet Corp.	45,826	979
*	ICU Medical Inc.	18,223	973
*	Amedisys Inc.	77,482	965
*	HeartWare International Inc.	10,805	959
*	Endologix Inc.	61,667	952
*	Affymax Inc.	73,317	944
*	Molina Healthcare Inc.	40,245	944
*	Greatbatch Inc.	40,137	911
*	InterMune Inc.	75,982	908
*	Arqule Inc.	148,063	878
*	BioScrip Inc.	117,851	876
*	Corvel Corp.	16,736	820
*	Spectrum
	Pharmaceuticals Inc.	52,682	820
*	Capital Senior Living Corp.	76,759	814
*	Array BioPharma Inc.	229,158	795
*	Lexicon
	Pharmaceuticals Inc.	353,288	795
*	Accuray Inc.	113,266	775
*	OraSure Technologies Inc.	68,013	764
*	AMAG Pharmaceuticals Inc.	49,214	758
*	Emergent Biosolutions Inc.	49,951	757
*	Acadia Healthcare Co. Inc.	43,100	756
*	Enzon Pharmaceuticals Inc.	109,298	751
*	Affymetrix Inc.	157,929	741
*	NPS Pharmaceuticals Inc.	86,023	741
*	Natus Medical Inc.	61,453	714
*	Infinity Pharmaceuticals Inc.	52,632	714
*	MedAssets Inc.	52,641	708
*	Orthofix International NV	17,018	702
*	Allos Therapeutics Inc.	390,384	699
*	Emeritus Corp.	41,100	692
*	AngioDynamics Inc.	57,393	689
*	Achillion
	Pharmaceuticals Inc.	110,430	685
*	Depomed Inc.	117,377	668
	Invacare Corp.	42,029	648
*	Almost Family Inc.	28,809	644
*	Cadence
	Pharmaceuticals Inc.	179,113	639

			Market
			Value
		Shares	($000)
*	IPCThe Hospitalist Co. Inc.	14,067	637
	Assisted Living Concepts
	Inc. Class A	44,792	637
*	Kindred Healthcare Inc.	64,189	631
*	Medidata Solutions Inc.	19,060	623
*	Anika Therapeutics Inc.	45,701	621
	Landauer Inc.	10,564	606
*	Accretive Health Inc.	53,571	587
*	Cerus Corp.	173,653	577
	Atrion Corp.	2,751	564
	Ensign Group Inc.	19,278	545
*	AVEO Pharmaceuticals Inc.	43,183	525
*	ACADIA
	Pharmaceuticals Inc.	297,514	524
*	Cambrex Corp.	55,205	519
*	Rigel Pharmaceuticals Inc.	55,581	517
*	Corcept Therapeutics Inc.	114,418	514
*	Agenus Inc.	98,028	514
*	Exactech Inc.	30,584	513
*	Merit Medical Systems Inc.	36,772	508
*	AMN Healthcare
	Services Inc.	83,808	497
*	Hi-Tech Pharmacal Co. Inc.	14,716	477
*	Select Medical
	Holdings Corp.	46,859	474
*	CynosureInc. Class A	21,518	455
*	Exact Sciences Corp.	42,067	451
*	Sciclone
	Pharmaceuticals Inc.	63,215	443
*	BioCryst
	Pharmaceuticals Inc.	107,475	428
*	Alphatec Holdings Inc.	230,936	425
*	Geron Corp.	245,058	421
*	Healthways Inc.	52,526	419
*	Universal American Corp.	39,761	419
*	Orexigen Therapeutics Inc.	75,463	418
*	Quidel Corp.	26,584	417
*	Biotime Inc.	89,714	413
*	MannKind Corp.	177,534	407
*	SynagevaBioPharma Corp.	9,902	402
	eResearchTechnology Inc.	48,592	388
*	Antares Pharma Inc.	103,553	377
*	NewLink Genetics Corp.	24,643	369
*	Cutera Inc.	51,303	369
*	Neurocrine Biosciences Inc.	44,697	354
*	Celldex Therapeutics Inc.	67,126	348
*	PharMerica Corp.	31,861	348
*	Albany Molecular
	Research Inc.	136,035	347
*	Omnicell Inc.	23,390	342
*	CryoLife Inc.	65,326	342
*,^	Aastrom Biosciences Inc.	158,863	342
*	Gentiva Health Services Inc.	48,764	338
*	Furiex Pharmaceuticals Inc.	15,164	318
*	SymmetryMedical Inc.	37,011	318
*	Triple-S Management Corp.
	Class B	17,218	315

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Cross Country
	Healthcare Inc.	71,896	314
*	Sequenom Inc.	77,247	314
*	Anacor Pharmaceuticals Inc.	46,492	302
*	Immunomedics Inc.	79,767	285
*	Sunrise Senior Living Inc.	38,956	284
*	Biolase Inc.	144,119	281
*	Metropolitan Health
	Networks Inc.	28,618	274
*	HealthStream Inc.	10,272	267
*	SurModics Inc.	15,195	263
*	ExamWorks Group Inc.	19,477	258
*	LHCGroup Inc.	14,844	252
*	Ligand Pharmaceuticals Inc.
	Class B	14,817	251
*	Aegerion
	Pharmaceuticals Inc.	16,687	248
*	CytoriTherapeutics Inc.	91,608	247
*	Five Star Quality Care Inc.	80,021	246
	US Physical Therapy Inc.	9,334	237
	National Healthcare Corp.	5,137	232
*	Pain Therapeutics Inc.	48,537	228
*	AVI BioPharma Inc.	349,426	219
*	ZIOPHARM Oncology Inc.	34,782	207
*,^	Biosante
	Pharmaceuticals Inc.	80,991	207
*	ChelseaTherapeutics
	International Ltd.	138,203	205
*	Alliance HealthCare
	Services Inc.	204,539	204
*	Navidea
	Biopharmaceuticals Inc.	53,926	201
*	DyaxCorp.	94,090	200
*	IRIS International Inc.	17,181	194
*	Progenics
	Pharmaceuticals Inc.	19,226	188
*	Codexis Inc.	49,208	184
*	Spectranetics Corp.	16,088	184
*	Oncothyreon Inc.	39,256	184
*	Novavax Inc.	116,882	182
*	AtriCure Inc.	18,702	180
*	XenoPort Inc.	29,526	178
*	MAPPharmaceuticals Inc.	11,598	174
*	BioClinica Inc.	34,347	166
*	Endocyte Inc.	19,600	161
*	GTx Inc.	44,872	158
*	Pozen Inc.	25,338	158
*	Protalix BioTherapeutics Inc.	26,905	154
*	Columbia Laboratories Inc.	210,081	143
*	Mediware Information
	Systems	9,699	142
*	MModal Inc.	10,895	141
*	Sun Healthcare Group Inc.	16,003	134
*	BioMimetic
	Therapeutics Inc.	50,806	134
*	Staar Surgical Co.	17,120	133

			Market
			Value
		Shares	($000)
*	Cell Therapeutics Inc.	229,189	133
*	Palomar Medical
	Technologies Inc.	14,943	127
*	Durect Corp.	138,205	126
*	PDI Inc.	14,959	123
*	Harvard Bioscience Inc.	32,527	123
*	Merge Healthcare Inc.	42,689	122
*	Ampio Pharmaceuticals Inc.	23,867	121
*	Alexza Pharmaceuticals Inc.	28,152	119
*	CytokineticsInc.	183,998	118
*	Astex Pharmaceuticals	55,965	117
*	Vascular Solutions Inc.	8,957	112
*	Hooper Holmes Inc.	194,540	111
*	Omeros Corp.	11,103	111
*	Sangamo Biosciences Inc.	19,311	107
*	Apricus Biosciences Inc.	30,853	106
*	LCA-Vision Inc.	23,998	103
*	Alimera Sciences Inc.	34,359	103
*	Delcath Systems Inc.	62,073	102
*	Santarus Inc.	14,048	100
*	Arrowhead Research Corp.	25,542	98
*	Rochester Medical Corp.	8,804	95
*	RTI Biologics Inc.	25,082	94
*	CardioNet Inc.	45,835	93
*	Targacept Inc.	21,528	93
*	Digirad Corp.	40,423	89
*	ObagiMedical Products Inc.	5,664	86
*	Vical Inc.	23,842	86
*	Maxygen Inc.	14,258	85
*,^	Osiris Therapeutics Inc.	7,222	79
*	Providence Service Corp.	5,764	79
*	Authentidate Holding Corp.	119,942	78
*	Hansen Medical Inc.	32,538	74
*	Icad Inc.	156,093	72
*	Adolor Corp. Rights Exp.
	07/01/2019	126,930	66
*	Vanguard Health
	Systems Inc.	7,375	66
*	PROLOR Biotech Inc.	12,986	65
*	Biodel Inc.	23,858	62
*,^	BSD Medical Corp.	37,207	61
*	CytRxCorp.	13,198	60
*	Medical Action
	Industries Inc.	17,304	60
*	Bovie Medical Corp.	25,571	59
*	SIGA Technologies Inc.	20,268	58
*	Pacira Pharmaceuticals Inc.	3,600	58
*	MyrexisInc.	21,693	57
*,^	KV Pharmaceutical Co.
	Class A	104,427	56
*	Solta Medical Inc.	19,114	56
*	Acura Pharmaceuticals Inc.	17,554	55
*	Unilife Corp.	16,001	54
*	Cardiovascular Systems Inc.	5,493	54
*	Nabi Biopharmaceuticals	32,813	52
*	RadNet Inc.	18,952	50

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Medtox Scientific Inc.	1,858	50
	Psychemedics Corp.	4,661	48
*	Anthera
	Pharmaceuticals Inc.	67,992	46
*,^	Savient
	Pharmaceuticals Inc.	80,765	44
*	Cumberland
	Pharmaceuticals Inc.	6,675	43
*	Insmed Inc.	12,761	42
*	Zalicus Inc.	34,526	41
*	Discovery Laboratories Inc.	17,399	40
*	Tornier NV	1,800	40
*	TheragenicsCorp.	18,481	37
*	ChindexInternational Inc.	3,762	37
*	Transcept
	Pharmaceuticals Inc.	5,840	36
	Young Innovations Inc.	962	33
*	Celsion Corp.	10,211	31
*	Repligen Corp.	7,281	31
*,^	MELA Sciences Inc.	9,482	31
*	Vanda Pharmaceuticals Inc.	6,866	30
*	Keryx Biopharmaceuticals Inc.	15,988	29
*	Sagent Pharmaceuticals Inc.	1,572	28
*	Forest Laboratories Inc.
	Contingent Value Rights
	Exp. 04/14/2018	29,879	28
*	Metabolix Inc.	14,335	27
*	Enzo Biochem Inc.	14,966	25
*	Raptor Pharmaceutical Corp.	4,470	25
*	Threshold
	Pharmaceuticals Inc.	3,300	24
*	Hemispherx Biopharma Inc.	85,879	24
*,^	Complete Genomics Inc.	12,245	23
*	GenVec Inc.	8,765	21
*	Cel-Sci Corp.	51,767	20
*	Skilled Healthcare Group Inc.	3,154	20
*	ADVENTRX
	Pharmaceuticals Inc.	32,620	17
*	EnteroMedics Inc.	4,462	15
*	SyntaPharmaceuticals Corp.	2,778	15
*	Amicus Therapeutics Inc.	2,502	14
*	ThermoGenesisCorp.	14,114	13
*	Strategic Diagnostics Inc.	9,571	11
*	Idera Pharmaceuticals Inc.	10,479	11
*	SynergeticsUSA Inc.	2,112	9
*	Epocrates Inc.	1,113	9
*	Cardica Inc.	4,675	9
*	Biospecifics
	Technologies Corp.	412	8
*	ERBA Diagnostics Inc.	11,606	8
*	Dusa Pharmaceuticals Inc.	1,194	6
*	XOMA Corp.	2,060	6
*	Lannett Co. Inc.	1,384	6
*	Peregrine
	Pharmaceuticals Inc.	9,884	5
	National Research Corp.	82	4

			Market
			Value
		Shares	($000)
*	DynaVoxInc. Class A	3,582	4
*	Entremed Inc.	2,162	4
*	SharpsCompliance Corp.	1,172	4
	Heska Corp.	291	3
*	Galena Biopharma Inc.	1,714	3
*	Cornerstone
	Therapeutics Inc.	400	3
*	CombiMatrix Corp.	2,351	2
*	ARCA Biopharma Inc.	4,167	2
*	Stereotaxis Inc.	8,643	2
*	StemCells Inc.	1,892	1
	Daxor Corp.	161	1
*	OncoGenex
	Pharmaceutical Inc.	64	1
	Utah Medical Products Inc.	24	1
*	Repros Therapeutics Inc.	66	1
*	ProPhase Labs Inc.	465	1
*	Sucampo
	Pharmaceuticals Inc.
	Class A	58	—
*	Inovio Pharmaceuticals Inc.	648	—
*	Nanosphere Inc.	116	—
*	Vision Sciences Inc.	140	—
*	TranS1 Inc.	84	—
*	PURE Bioscience Inc.	236	—
*	Somaxon Pharmaceuticals Inc.	279	—
*	Retractable Technologies Inc.	71	—
			2,457,521
Industrials (11.0%)
	General Electric Co.	14,526,888	302,740
	United Technologies Corp.	1,187,122	89,663
	3M Co.	905,885	81,167
	Union Pacific Corp.	659,092	78,636
	United Parcel Service Inc.
	Class B	993,480	78,246
	Caterpillar Inc.	889,034	75,488
	Boeing Co.	972,654	72,268
	Honeywell
	International Inc.	1,011,381	56,476
	Emerson Electric Co.	1,008,484	46,975
	Deere & Co.	526,245	42,557
	Danaher Corp.	804,852	41,917
	FedEx Corp.	410,177	37,576
	TycoInternational Ltd.	632,938	33,451
	Lockheed Martin Corp.	379,528	33,049
	Precision Castparts Corp.	199,440	32,806
	Norfolk Southern Corp.	453,458	32,545
	CSX Corp.	1,445,210	32,315
	Illinois Tool Works Inc.	597,968	31,627
	General Dynamics Corp.	416,792	27,492
	Raytheon Co.	466,730	26,412
	Cummins Inc.	250,467	24,273
	Goodrich Corp.	172,855	21,935
	Northrop Grumman Corp.	329,629	21,027
	Waste Management Inc.	601,881	20,103
	PACCAR Inc.	465,474	18,242

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Eaton Corp.	436,689	17,306
	Ingersoll-Rand plc	408,698	17,239
	Parker Hannifin Corp.	207,211	15,930
	WW Grainger Inc.	81,992	15,680
	Fastenal Co.	385,640	15,545
	Cooper Industries plc	217,827	14,851
	Stanley Black &
	Decker Inc.	221,473	14,254
	Dover Corp.	252,182	13,519
	CHRobinson
	Worldwide Inc.	224,577	13,144
	Roper Industries Inc.	133,280	13,139
	Rockwell Automation Inc.	195,779	12,933
*	Delta Air Lines Inc.	1,161,394	12,717
	Fluor Corp.	232,032	11,448
	Republic Services Inc.
	Class A	432,276	11,438
	Expeditors International
	of Washington Inc.	291,565	11,298
*	United Continental
	Holdings Inc.	456,291	11,102
	AMETEK Inc.	220,629	11,012
*	Stericycle Inc.	116,666	10,695
	Kansas City Southern	151,157	10,514
	L-3 Communications
	Holdings Inc.	136,009	10,066
	Southwest Airlines Co.	1,061,294	9,785
	Rockwell Collins Inc.	194,386	9,593
	Textron Inc.	384,967	9,574
*	Verisk Analytics Inc.
	Class A	192,622	9,489
*	TransDigm Group Inc.	66,210	8,892
	Pall Corp.	158,735	8,700
	Flowserve Corp.	74,822	8,586
	Joy Global Inc.	147,121	8,346
*	IHSInc. Class A	76,922	8,287
	JBHunt Transport
	Services Inc.	128,883	7,681
	EquifaxInc.	164,777	7,679
*	Quanta Services Inc.	285,436	6,870
	Masco Corp.	495,098	6,867
*	Jacobs Engineering
	Group Inc.	176,834	6,695
	Donaldson Co. Inc.	194,353	6,486
	XylemInc.	254,609	6,409
*	BE Aerospace Inc.	143,051	6,246
	Cintas Corp.	161,105	6,220
*	AGCO Corp.	133,822	6,120
	Iron Mountain Inc.	177,109	5,838
	Hubbell Inc. Class B	71,333	5,560
	Robert Half
	International Inc.	185,772	5,308
	Timken Co.	114,294	5,234
	Pentair Inc.	135,996	5,206
	Wabtec Corp.	66,010	5,149
	KBRInc.	203,605	5,031

			Market
			Value
		Shares	($000)
	Snap-on Inc.	80,333	5,001
	Towers Watson & Co.
	Class A	80,558	4,825
	Waste Connections Inc.	160,746	4,810
	Lincoln Electric
	Holdings Inc.	109,366	4,789
*	Hertz Global Holdings Inc.	372,834	4,772
*	WABCO Holdings Inc.	88,677	4,694
	Dun & Bradstreet Corp.	65,756	4,680
	SPXCorp.	70,518	4,606
*	Nielsen Holdings NV	173,613	4,552
*	OwensCorning	158,381	4,520
	Carlisle Cos. Inc.	84,912	4,502
	IDEX Corp.	115,219	4,491
*	Fortune Brands Home &
	Security Inc.	195,911	4,363
	MSC Industrial Direct
	Co. Inc. Class A	64,533	4,230
	Pitney Bowes Inc.	274,461	4,109
	Corrections Corp.
	of America	137,247	4,042
	Manpower Inc.	110,130	4,036
	Avery Dennison Corp.	146,966	4,018
	Valmont Industries Inc.	32,923	3,983
*	Spirit Aerosystems
	Holdings Inc. Class A	163,574	3,898
	Nordson Corp.	75,927	3,894
	Triumph Group Inc.	68,410	3,849
	URS Corp.	109,495	3,819
	Graco Inc.	82,406	3,797
*	United Rentals Inc.	109,316	3,721
*	Clean Harbors Inc.	65,713	3,708
	Gardner Denver Inc.	69,704	3,688
	Kennametal Inc.	109,870	3,642
*	Copart Inc.	152,451	3,612
*	Babcock & Wilcox Co.	146,741	3,595
*	Hexcel Corp.	137,266	3,540
*	Alaska Air Group Inc.	97,811	3,511
*	WESCO International Inc.	59,928	3,449
	Regal-Beloit Corp.	54,327	3,382
	Woodward Inc.	85,352	3,366
	CLARCOR Inc.	69,095	3,328
	Landstar System Inc.	64,233	3,322
*	Sensata Technologies
	Holding NV	121,849	3,263
*	Kirby Corp.	69,295	3,262
*	Dollar Thrifty Automotive
	Group Inc.	38,923	3,151
*	Alexander & Baldwin Inc.	57,546	3,064
	Toro Co.	41,336	3,030
*	Teledyne Technologies Inc.	48,597	2,996
*	US Airways Group Inc.	222,988	2,972
	Acuity Brands Inc.	58,060	2,956
*	Genesee & Wyoming Inc.
	Class A	55,646	2,940
	Covanta Holding Corp.	168,730	2,894

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
^	RR Donnelley & Sons Co.	245,252	2,887
*	ChartIndustries Inc.	40,777	2,804
	Lennox International Inc.	59,690	2,783
	Con-way Inc.	76,675	2,769
	Trinity Industries Inc.	110,124	2,751
*	Huntington Ingalls
	Industries Inc.	67,565	2,719
*	Terex Corp.	151,751	2,706
	AO Smith Corp.	54,269	2,653
*	Esterline Technologies Corp.	42,224	2,633
	Watsco Inc.	35,132	2,593
*	Polypore International Inc.	63,880	2,580
*	Old Dominion Freight
	Line Inc.	59,423	2,572
*	Foster Wheeler AG	148,346	2,571
*	Middleby Corp.	25,760	2,566
	EMCOR Group Inc.	91,753	2,553
	RyderSystem Inc.	70,848	2,551
	Exelis Inc.	253,918	2,504
*	ShawGroup Inc.	90,007	2,458
*	Navistar International Corp.	85,576	2,428
	Actuant Corp. Class A	88,902	2,415
*	AECOM Technology Corp.	145,921	2,400
*	Oshkosh Corp.	113,186	2,371
	GATXCorp.	61,192	2,356
	Robbins & Myers Inc.	56,329	2,356
	Crane Co.	63,768	2,320
*	EnerSys	65,970	2,314
	Alliant Techsystems Inc.	45,439	2,298
*	Advisory Board Co.	45,972	2,280
	Harsco Corp.	111,505	2,272
*	Tetra Tech Inc.	86,822	2,264
*	Moog Inc. Class A	53,834	2,226
*	Avis Budget Group Inc.	144,990	2,204
*	Acacia Research Corp.	59,109	2,201
	ITT Corp.	124,732	2,195
*	Portfolio Recovery
	Associates Inc.	23,559	2,150
*	Colfax Corp.	77,200	2,128
	Belden Inc.	63,314	2,112
	UTi Worldwide Inc.	141,854	2,072
	Rollins Inc.	90,800	2,031
	Manitowoc Co. Inc.	172,258	2,015
*	Air Lease Corp.	102,463	1,987
*	Geo Group Inc.	86,467	1,965
*	USG Corp.	101,731	1,938
	Applied Industrial
	Technologies Inc.	52,461	1,933
	HEICO Corp. Class A	58,357	1,883
	Corporate Executive
	Board Co.	45,808	1,873
	Brady Corp. Class A	67,873	1,867
*	Hub Group Inc. Class A	51,289	1,857
	Macquarie
	Infrastructure Co. LLC	54,736	1,822
	Curtiss-Wright Corp.	58,084	1,804

			Market
			Value
		Shares	($000)
*	General Cable Corp.	68,747	1,783
	Franklin Electric Co. Inc.	34,431	1,760
	Deluxe Corp.	70,210	1,751
*	JetBlue Airways Corp.	329,521	1,746
	Mine Safety Appliances Co.	43,115	1,735
	Healthcare Services
	Group Inc.	87,259	1,691
	Mueller Industries Inc.	39,658	1,689
	Raven Industries Inc.	23,934	1,666
*	FTI Consulting Inc.	57,389	1,650
*	GrafTech International Ltd.	168,622	1,627
*	Beacon Roofing Supply Inc.	64,420	1,625
	HNI Corp.	62,472	1,609
*	ACCO Brands Corp.	155,208	1,605
*	Interface Inc. Class A	117,000	1,595
	Armstrong World
	Industries Inc.	32,421	1,594
*	Atlas Air Worldwide
	Holdings Inc.	36,581	1,592
	Brink’s Co.	68,386	1,585
	Simpson Manufacturing
	Co. Inc.	53,293	1,573
	Briggs & Stratton Corp.	89,562	1,566
	Barnes Group Inc.	63,853	1,551
	United Stationers Inc.	55,545	1,497
	Herman Miller Inc.	80,633	1,493
	Granite Construction Inc.	56,751	1,482
	AZZ Inc.	24,181	1,481
*	Allegiant Travel Co. Class A	21,121	1,472
	Werner Enterprises Inc.	60,408	1,443
	ABM Industries Inc.	73,778	1,443
*	RBCBearings Inc.	30,031	1,420
	TALInternational Group Inc.	41,953	1,405
	Forward Air Corp.	40,934	1,321
	Knight Transportation Inc.	82,382	1,317
	ESCO Technologies Inc.	36,070	1,314
	Titan International Inc.	53,392	1,310
*	MasTec Inc.	86,672	1,304
	Aircastle Ltd.	105,679	1,273
*	Spirit Airlines Inc.	63,683	1,239
	Watts Water Technologies
	Inc. Class A	36,939	1,232
*	II-VI Inc.	71,819	1,197
*	On Assignment Inc.	73,012	1,165
	Knoll Inc.	86,588	1,162
*	DycomIndustries Inc.	62,340	1,160
*	Encore Capital Group Inc.	38,812	1,150
*	Astec Industries Inc.	36,568	1,122
*	Interline Brands Inc.	43,922	1,101
*	SwiftTransportation Co.	115,615	1,093
	G&K Services Inc. Class A	34,706	1,082
	CIRCOR International Inc.	31,363	1,069
	Albany International Corp.	55,269	1,034
*	Orbital Sciences Corp.	79,031	1,021
	Insperity Inc.	36,974	1,000
	UniFirst Corp.	15,338	978

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Steelcase Inc. Class A	106,180	959
*	Blount International Inc.	65,277	956
	Standex International Corp.	22,461	956
	Heartland Express Inc.	66,214	948
	Cubic Corp.	19,623	943
	Kaydon Corp.	43,843	938
	Kaman Corp.	29,911	925
*	Aegion Corp. Class A	50,839	910
	Cascade Corp.	19,206	904
	Universal Forest
	Products Inc.	22,909	893
	Celadon Group Inc.	54,338	890
	Amerco Inc.	9,645	868
*	Generac Holdings Inc.	35,981	866
	Lindsay Corp.	13,317	864
	American Science &
	Engineering Inc.	15,254	861
	Altra Holdings Inc.	54,373	858
	Ceradyne Inc.	33,329	855
*	Korn/Ferry International	59,551	855
	Marten Transport Ltd.	40,125	853
	Ennis Inc.	55,036	846
*	Exponent Inc.	16,009	846
*	Seaboard Corp.	373	796
	AAON Inc.	42,133	794
*	American Railcar
	Industries Inc.	28,586	775
*	Builders FirstSource Inc.	163,199	774
	Mueller Water Products Inc.
	Class A	223,399	773
*	SykesEnterprises Inc.	48,243	770
*	Huron Consulting Group Inc.	23,930	757
*	Mobile Mini Inc.	51,713	745
	Comfort Systems USA Inc.	74,195	743
*	GenCorp Inc.	114,078	743
	Apogee Enterprises Inc.	46,121	741
*	DigitalGlobe Inc.	47,860	726
	AAR Corp.	53,575	722
*	EnPro Industries Inc.	18,983	709
	Alamo Group Inc.	22,366	702
*	American Reprographics Co.	138,698	698
	CDI Corp.	41,412	679
*	Navigant Consulting Inc.	53,402	675
	Aceto Corp.	74,739	675
*	Meritor Inc.	126,971	663
*	Layne Christensen Co.	31,497	652
	Quanex Building
	Products Corp.	36,418	651
	US Ecology Inc.	36,256	643
*	Hawaiian Holdings Inc.	98,768	643
	Gorman-Rupp Co.	21,552	642
*	Greenbrier Cos. Inc.	35,814	630
*	Powell Industries Inc.	16,849	629
*	CBIZInc.	105,257	625
*	Franklin Covey Co.	60,617	621
*	KARAuction Services Inc.	36,056	620

			Market
			Value
		Shares	($000)
*	H&E Equipment
	Services Inc.	41,161	619
	Barrett Business
	Services Inc.	29,139	616
	DynamicMaterials Corp.	35,155	609
*	Consolidated Graphics Inc.	20,615	599
*	Trex Co. Inc.	19,859	598
*	Rush Enterprises Inc.
	Class A	36,424	596
	Tennant Co.	14,751	589
	Sauer-Danfoss Inc.	16,774	586
	NACCO Industries Inc.
	Class A	5,018	583
	Resources Connection Inc.	47,279	582
*	Trimas Corp.	28,279	568
	SkyWest Inc.	84,977	555
	Griffon Corp.	63,306	543
*	TrueBlue Inc.	35,086	543
*	Michael Baker Corp.	20,580	537
	Arkansas Best Corp.	41,656	525
	McGrath RentCorp	19,754	523
*	RailAmerica Inc.	21,562	522
	Ampco-Pittsburgh Corp.	28,294	519
*,^	American Superconductor
	Corp.	109,662	515
*	GPStrategies Corp.	27,036	499
*	Aerovironment Inc.	18,593	489
*	DXP Enterprises Inc.	11,519	478
*	Air Transport Services
	Group Inc.	90,931	473
	Great Lakes Dredge &
	Dock Corp.	65,624	467
	Intersections Inc.	29,272	464
*	GeoEye Inc.	28,839	446
*	Asset Acceptance
	Capital Corp.	63,692	433
*	Federal Signal Corp.	73,560	430
*	Astronics Corp.	15,048	425
*	ICF International Inc.	16,929	404
*	InnerWorkings Inc.	29,142	394
*	Team Inc.	12,636	394
*	KforceInc.	29,162	393
	Houston Wire & Cable Co.	35,716	390
*	NN Inc.	38,108	389
	Encore Wire Corp.	14,523	389
*	Park-Ohio Holdings Corp.	20,341	387
	Miller Industries Inc.	24,232	386
*	Wesco Aircraft
	Holdings Inc.	29,800	379
	Sun Hydraulics Corp.	15,431	375
*	LydallInc.	27,446	371
*	Northwest Pipe Co.	15,277	371
*	Pacer International Inc.	67,217	364
*	Wabash National Corp.	54,565	361
*	CRA International Inc.	24,097	354
*	Titan Machinery Inc.	11,588	352
*	Dolan Co.	52,213	351

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	American Woodmark Corp.	20,271	347
*	Casella Waste Systems Inc.
	Class A	58,695	343
*	Tutor Perini Corp.	27,018	342
*	Columbus McKinnon Corp.	22,094	333
*	Ducommun Inc.	33,973	333
*	Republic Airways
	Holdings Inc.	60,015	333
	Graham Corp.	17,539	327
*	Commercial Vehicle
	Group Inc.	37,191	321
*	Accuride Corp.	52,495	315
	National Presto
	Industries Inc.	4,329	302
*	Capstone Turbine Corp.	298,252	301
*	Furmanite Corp.	61,905	301
	Kelly Services Inc. Class A	23,203	300
	Kimball International Inc.
	Class B	38,129	294
*	Quality Distribution Inc.	26,070	289
*	Kratos Defense & Security
	Solutions Inc.	48,611	284
	Global Power Equipment
	Group Inc.	12,940	283
	Heidrick & Struggles
	International Inc.	16,080	281
*	Active Power Inc.	347,481	280
*	Flow International Corp.	87,939	277
	John Bean
	Technologies Corp.	20,371	276
*	BlueLinx Holdings Inc.	112,411	264
*	Ameresco Inc. Class A	22,022	263
*	Saia Inc.	11,857	260
	International
	Shipholding Corp.	13,746	259
*	Taser International Inc.	49,467	259
*	Kadant Inc.	10,869	255
	LBFoster Co. Class A	8,893	254
	Courier Corp.	19,111	253
*	Gibraltar Industries Inc.	24,208	251
	Multi-Color Corp.	11,120	247
	Hardinge Inc.	26,370	240
*,^	Cenveo Inc.	121,157	234
	Viad Corp.	11,586	232
*	EnerNOC Inc.	31,802	230
*	Orion Marine Group Inc.	32,973	229
*	MYRGroup Inc.	13,105	224
*	Covenant Transportation
	Group Inc. Class A	54,468	203
	PAM Transportation
	Services Inc.	20,294	196
	Asta Funding Inc.	20,359	191
*	EnergySolutions Inc.	111,326	188
*	Mistras Group Inc.	6,900	181
*,^	SwisherHygiene Inc.	71,136	180
	LSI Industries Inc.	25,138	179
	Quad/Graphics Inc.	12,326	177

			Market
			Value
		Shares	($000)
	Insteel Industries Inc.	15,789	176
*	Odyssey Marine
	Exploration Inc.	46,783	175
*	Pendrell Corp.	155,134	174
	Primoris Services Corp.	14,432	173
*	FuelCell Energy Inc.	152,123	154
	Ceco Environmental Corp.	19,322	153
*	Hudson Global Inc.	35,653	149
*	Heritage-Crystal Clean Inc.	8,623	141
	Acorn Energy Inc.	16,900	141
*	PowerSecure
	International Inc.	26,134	130
	Coleman Cable Inc.	14,904	130
	LS Starrett Co. Class A	11,175	129
*	Pike Electric Corp.	16,616	128
	HEICO Corp.	3,168	125
*	Standard Parking Corp.	5,794	125
*	CAIInternational Inc.	6,152	122
*	Genco Shipping &
	Trading Ltd.	39,914	122
*	Fuel Tech Inc.	24,849	121
	Preformed Line Products Co.	2,048	119
*	AT Cross Co. Class A	11,894	117
	Met-Pro Corp.	12,563	116
*	Hurco Cos. Inc.	5,580	114
*	KEYW Holding Corp.	11,269	113
*,^	A123 Systems Inc.	88,754	112
	SyprisSolutions Inc.	15,958	111
	FreightCar America Inc.	4,776	110
*	Sterling Construction Co. Inc.	10,485	107
	Vicor Corp.	14,805	103
*	NCI Building Systems Inc.	9,426	102
	Eastern Co.	6,310	102
*	LMI Aerospace Inc.	5,705	99
	SeaCube Container
	Leasing Ltd.	5,470	93
	Argan Inc.	6,279	88
*	Magnetek Inc.	5,279	82
*	Echo Global Logistics Inc.	4,250	81
*	Energy Recovery Inc.	33,226	80
*	Willis Lease Finance Corp.	6,194	76
*	TRC Cos. Inc.	12,065	73
	Lawson Products Inc.	7,689	71
*	Metalico Inc.	30,954	68
	Schawk Inc. Class A	5,261	67
	TwinDisc Inc.	3,407	63
*	Broadwind Energy Inc.	220,132	59
*	Perma-Fix Environmental
	Services	49,757	58
*	Innovative Solutions &
	Support Inc.	17,618	58
*	Integrated Electrical
	Services Inc.	19,898	55
	US Home Systems Inc.	5,121	52
*	Eagle Bulk Shipping Inc.	16,139	51
*	Roadrunner Transportation
	Systems Inc.	2,647	45

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Douglas Dynamics Inc.	3,125	45
*	Tecumseh Products Co.
	Class A	8,631	44
*	Altair Nanotechnologies Inc.	81,682	42
*	Innotrac Corp.	28,467	41
*	Ultralife Corp.	9,678	37
*	PMFG Inc.	4,339	34
*	Key Technology Inc.	3,273	33
*	Hill International Inc.	10,176	33
*	Patriot Transportation
	Holding Inc.	1,334	31
*	Zipcar Inc.	2,667	31
*	Frozen Food Express
	Industries	27,702	30
*	Valence Technology Inc.	47,866	30
*	Astronics Corp. Class B	1,003	27
*	Innovaro Inc.	35,674	26
*	USA Truck Inc.	5,558	26
	Standard Register Co.	42,047	25
*	Ascent Solar
	Technologies Inc.	30,091	24
*	Arotech Corp.	23,576	24
	VSE Corp.	817	19
*	Ocean Power
	Technologies Inc.	7,673	16
	Baltic Trading Ltd.	4,324	15
*	Plug Power Inc.	12,727	15
*	Satcon Technology Corp.	51,461	12
*	Orion Energy Systems Inc.	4,514	10
*	Virco Manufacturing Corp.	5,576	9
*	PGT Inc.	2,968	9
*	Omega Flex Inc.	626	7
*	Sparton Corp.	700	7
*	Ampal American
	Israel Class A	43,513	6
*,^	Hoku Corp.	16,297	2
*	Supreme Industries Inc.
	Class A	435	2
	SL Industries Inc.	28	—
*	Xerium Technologies Inc.	89	—
*	Lime Energy Co.	96	—
			2,257,483
Information Technology (19.1%)
*	Apple Inc.	1,280,039	747,543
	Microsoft Corp.	10,367,665	317,147
	International Business
	Machines Corp.	1,511,173	295,555
*	Google Inc. Class A	354,152	205,433
	Intel Corp.	6,858,997	182,792
	Oracle Corp.	5,519,940	163,942
	QUALCOMMInc.	2,322,180	129,299
	Cisco Systems Inc.	7,394,259	126,959
	Visa Inc. Class A	721,182	89,160
*	EMC Corp.	2,818,694	72,243
*	eBayInc.	1,590,189	66,804
	Mastercard Inc. Class A	149,929	64,486
	Hewlett-Packard Co.	2,713,482	54,568

			Market
			Value
		Shares	($000)
	Accenture plc Class A	888,716	53,403
	Texas Instruments Inc.	1,572,281	45,109
	Automatic Data
	Processing Inc.	673,796	37,503
	Corning Inc.	2,089,497	27,017
*	Dell Inc.	2,096,475	26,248
*	Yahoo! Inc.	1,583,094	25,060
*	Cognizant Technology
	Solutions Corp. Class A	416,655	24,999
*	Salesforce.com Inc.	177,417	24,530
	Broadcom Corp. Class A	675,664	22,837
	Intuit Inc.	384,754	22,835
*	Adobe Systems Inc.	678,561	21,965
*	Citrix Systems Inc.	255,025	21,407
	Applied Materials Inc.	1,773,726	20,327
*	Facebook Inc. Class A	611,214	19,021
	TE Connectivity Ltd.	585,745	18,691
	Motorola Solutions Inc.	371,446	17,870
*	Teradata Corp.	229,953	16,559
*	NetApp Inc.	492,954	15,686
	Analog Devices Inc.	409,359	15,421
*	Red Hat Inc.	265,485	14,995
	Altera Corp.	442,637	14,979
*	SymantecCorp.	1,002,710	14,650
	Xerox Corp.	1,830,805	14,408
	Western Union Co.	852,887	14,363
	Paychex Inc.	448,209	14,078
*	Fiserv Inc.	190,468	13,756
	Seagate Technology plc	554,805	13,720
	CAInc.	467,619	12,668
	Amphenol Corp. Class A	224,608	12,335
*	SanDisk Corp.	333,251	12,157
	Xilinx Inc.	360,210	12,092
*	Juniper Networks Inc.	723,151	11,795
*	NVIDIA Corp.	839,032	11,595
	Avago Technologies Ltd.	318,364	11,429
*	EquinixInc.	64,210	11,278
	KLA-Tencor Corp.	228,967	11,277
*	Autodesk Inc.	310,657	10,870
*	F5 Networks Inc.	108,969	10,849
	Fidelity National Information
	Services Inc.	318,320	10,848
*	Lam Research Corp.	277,080	10,457
	Maxim Integrated
	Products Inc.	401,033	10,282
*	VMware Inc. Class A	111,868	10,184
*	Western Digital Corp.	323,492	9,860
	Linear Technology Corp.	314,423	9,851
*	BMC Software Inc.	225,850	9,639
*	VeriSign Inc.	219,537	9,565
*	Alliance Data
	Systems Corp.	68,888	9,300
	Microchip Technology Inc.	264,162	8,738
*	Micron Technology Inc.	1,359,657	8,579
*	ANSYS Inc.	128,082	8,083
*	Nuance
	Communications Inc.	339,041	8,076

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Trimble Navigation Ltd.	171,589	7,895
*	Akamai Technologies Inc.	244,205	7,754
	Marvell Technology
	Group Ltd.	682,154	7,695
	Activision Blizzard Inc.	617,759	7,407
*	Skyworks Solutions Inc.	259,249	7,096
*	TIBCO Software Inc.	229,374	6,863
	Harris Corp.	156,725	6,559
*	Rackspace Hosting Inc.	148,212	6,512
*	Informatica Corp.	147,814	6,261
*	LinkedIn Corp. Class A	58,588	6,226
*	Avnet Inc.	199,659	6,161
*	Ariba Inc.	137,036	6,134
*	Flextronics
	International Ltd.	945,533	5,862
*	SynopsysInc.	198,392	5,839
*	MICROS Systems Inc.	110,131	5,639
*	Electronic Arts Inc.	455,351	5,624
*	Gartner Inc.	128,227	5,520
	FactSet Research
	Systems Inc.	59,111	5,494
	Computer Sciences Corp.	213,961	5,311
	Total System Services Inc.	221,611	5,303
	Jabil Circuit Inc.	259,606	5,278
*	Arrow Electronics Inc.	153,780	5,046
*	LSI Corp.	779,440	4,965
*	NCR Corp.	217,485	4,943
*	VeriFone Systems Inc.	146,634	4,852
	IAC/InterActiveCorp	104,084	4,746
*	Advanced Micro
	Devices Inc.	817,127	4,682
	Global Payments Inc.	107,677	4,655
	SAICInc.	377,041	4,570
*	ONSemiconductor Corp.	623,534	4,427
*	Concur Technologies Inc.	64,008	4,359
*	Atmel Corp.	621,631	4,165
*	Cadence Design
	Systems Inc.	377,885	4,153
	FLIR Systems Inc.	212,350	4,141
	Solera Holdings Inc.	96,631	4,038
*	Fortinet Inc.	172,040	3,995
	Jack Henry &
	Associates Inc.	113,634	3,923
*	Cree Inc.	152,162	3,906
*	AOL Inc.	130,872	3,675
	Broadridge Financial
	Solutions Inc.	171,213	3,642
*	Ingram Micro Inc.	206,988	3,616
*	Teradyne Inc.	256,795	3,611
	National Instruments Corp.	132,601	3,562
*	JDS Uniphase Corp.	321,373	3,535
	MercadoLibre Inc.	45,729	3,466
*	Parametric
	Technology Corp.	164,279	3,443
*	Riverbed Technology Inc.	206,042	3,328
*	SolarWinds Inc.	74,597	3,249

			Market
			Value
		Shares	($000)
	Molex Inc. Class A	160,165	3,240
	Diebold Inc.	85,973	3,173
*	Wright Express Corp.	50,561	3,121
*	NeuStar Inc. Class A	92,675	3,095
*	Ultimate Software
	Group Inc.	34,557	3,080
*	Aspen Technology Inc.	128,970	2,986
*	Rovi Corp.	151,558	2,974
*	Brocade Communications
	Systems Inc.	598,757	2,952
*	Dolby Laboratories Inc.
	Class A	71,000	2,932
	Lender Processing
	Services Inc.	115,942	2,931
*	CommVault Systems Inc.	58,095	2,880
*	CoStar Group Inc.	35,379	2,873
*	Compuware Corp.	300,106	2,788
*	Tech Data Corp.	56,829	2,737
	CypressSemiconductor
	Corp.	202,613	2,679
*	Cirrus Logic Inc.	88,170	2,635
	Lexmark International Inc.
	Class A	97,634	2,595
*	Polycom Inc.	245,161	2,579
	ADTRAN Inc.	83,491	2,521
	DST Systems Inc.	45,538	2,473
*	Zebra Technologies Corp.	71,777	2,466
*	Fairchild Semiconductor
	International Inc. Class A	174,416	2,459
	MAXIMUSInc.	46,640	2,414
*	ACI Worldwide Inc.	54,146	2,394
*	CymerInc.	40,512	2,388
*	FEI Co.	49,841	2,384
	Convergys Corp.	159,482	2,356
*	3D Systems Corp.	68,469	2,338
*	QLIK Technologies Inc.	105,109	2,325
*	Itron Inc.	55,131	2,274
*	Aruba Networks Inc.	149,986	2,257
*	Quest Software Inc.	80,564	2,244
*	Microsemi Corp.	120,867	2,235
*	Ciena Corp.	135,507	2,218
*	FleetCor Technologies Inc.	63,066	2,210
*	Arris Group Inc.	158,498	2,205
*	Semtech Corp.	89,921	2,187
*	CoreLogic Inc.	117,115	2,144
*	ViaSat Inc.	56,150	2,121
	Fair Isaac Corp.	49,815	2,106
*	Silicon Laboratories Inc.	55,406	2,100
	MKS Instruments Inc.	72,367	2,094
*	Sourcefire Inc.	40,036	2,058
	Anixter International Inc.	38,780	2,057
*	Universal Display Corp.	57,079	2,051
*	Hittite Microwave Corp.	39,340	2,011
	Plantronics Inc.	59,258	1,979
*	IPGPhotonics Corp.	45,068	1,965
*,^	VirnetX Holding Corp.	55,648	1,962

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	PMC - Sierra Inc.	318,484	1,955
*	Mentor Graphics Corp.	128,299	1,924
*	CACIInternational Inc.
	Class A	34,888	1,920
*	Cavium Inc.	68,252	1,911
*	International Rectifier Corp.	95,145	1,902
*	Finisar Corp.	125,842	1,883
*	Vishay Intertechnology Inc.	198,953	1,876
*	QLogic Corp.	136,342	1,867
	Intersil Corp. Class A	174,022	1,853
*	NetSuite Inc.	33,676	1,844
*	Veeco Instruments Inc.	53,421	1,836
	InterDigital Inc.	62,048	1,831
	Littelfuse Inc.	32,000	1,820
*	NETGEAR Inc.	52,360	1,807
*	Progress Software Corp.	85,330	1,781
*	Comverse Technology Inc.	301,767	1,756
*	JDA Software Group Inc.	59,017	1,752
	Cognex Corp.	55,052	1,742
*	Cardtronics Inc.	57,676	1,742
*	DealerTrack Holdings Inc.	57,695	1,737
*	ValueClick Inc.	105,197	1,724
*	Manhattan Associates Inc.	36,758	1,680
	j2 Global Inc.	62,989	1,664
*	OSI Systems Inc.	26,015	1,648
*	Acxiom Corp.	108,023	1,632
*	RF Micro Devices Inc.	383,838	1,631
	Heartland Payment
	Systems Inc.	54,003	1,624
*	Liquidity Services Inc.	31,635	1,619
*	Entegris Inc.	189,337	1,617
	Tellabs Inc.	480,785	1,601
	Blackbaud Inc.	62,177	1,596
	Sapient Corp.	155,848	1,569
	SyntelInc.	25,410	1,542
*	MicroStrategy Inc. Class A	11,733	1,524
*	TylerTechnologies Inc.	37,489	1,513
*	Acme Packet Inc.	79,762	1,488
	Power Integrations Inc.	39,361	1,468
*	TiVo Inc.	177,213	1,466
*	Ancestry.com Inc.	52,805	1,454
*	Monster Worldwide Inc.	169,675	1,442
*	Advent Software Inc.	53,111	1,440
*	WebMD Health Corp.	70,160	1,439
*	Fusion-io Inc.	68,639	1,434
	NIC Inc.	112,748	1,432
*	Coherent Inc.	32,774	1,419
*,^	VistaPrint NV	43,779	1,414
*	Plexus Corp.	48,800	1,376
*	Stratasys Inc.	27,159	1,346
*	Websense Inc.	71,702	1,343
*	TriQuint
	Semiconductor Inc.	243,205	1,338
*	EchoStar Corp. Class A	50,430	1,332
*	BroadSoft Inc.	45,829	1,327
*	Benchmark Electronics Inc.	94,135	1,313

			Market
			Value
		Shares	($000)
*	FAROTechnologies Inc.	31,135	1,310
*	Euronet Worldwide Inc.	75,636	1,295
*	SynapticsInc.	43,850	1,255
*	Insight Enterprises Inc.	73,960	1,245
*	ATMI Inc.	59,923	1,233
*	SYNNEXCorp.	34,715	1,197
*	CSG Systems
	International Inc.	69,221	1,196
*	Bottomline
	Technologies Inc.	66,046	1,192
*	Advanced Energy
	Industries Inc.	88,321	1,185
	EarthLink Inc.	156,240	1,162
*,^	First Solar Inc.	76,624	1,154
	Badger Meter Inc.	29,949	1,125
*	Kenexa Corp.	38,649	1,122
*	ScanSource Inc.	36,506	1,119
	Brooks Automation Inc.	116,803	1,103
*	ZyngaInc. Class A	201,522	1,096
*	Integrated Device
	Technology Inc.	194,636	1,094
*	OmniVision
	Technologies Inc.	81,736	1,092
*	Electronics for Imaging Inc.	65,984	1,072
	Black Box Corp.	37,009	1,062
	EbixInc.	53,088	1,059
*	Dice Holdings Inc.	111,087	1,043
*	Kulicke & Soffa
	Industries Inc.	116,901	1,043
*	Amkor Technology Inc.	212,599	1,037
*	Accelrys Inc.	126,329	1,022
*	Blucora Inc.	82,873	1,021
*	Unisys Corp.	51,557	1,008
*	Digital River Inc.	60,571	1,007
*	Netscout Systems Inc.	46,246	998
*	Ceva Inc.	56,306	992
	Tessera Technologies Inc.	64,306	988
	Pegasystems Inc.	29,520	974
	Forrester Research Inc.	28,458	964
	Cabot Microelectronics Corp.	32,760	957
*	OpenTable Inc.	21,175	953
	Comtech
	Telecommunications Corp.	33,264	951
*	GT Advanced
	Technologies Inc.	179,793	949
*	Cray Inc.	78,396	947
*	Constant Contact Inc.	52,795	944
*	Take-Two Interactive
	Software Inc.	97,723	924
*	RealPage Inc.	39,646	918
*	Applied Micro Circuits Corp.	158,216	905
*	Diodes Inc.	47,250	887
	EPIQSystems Inc.	69,651	853
*	Ellie Mae Inc.	46,700	841
*	LivePerson Inc.	44,073	840
*	Emulex Corp.	115,024	828

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Internap Network
	Services Corp.	126,075	821
*	RealD Inc.	54,807	820
*	Bankrate Inc.	43,933	808
*	Sanmina-SCI Corp.	97,543	799
*	Interactive Intelligence
	Group Inc.	28,267	797
*	Rofin-Sinar
	Technologies Inc.	42,087	797
	Loral Space &
	Communications Inc.	11,811	795
*	Actuate Corp.	114,398	793
*	CIBER Inc.	181,653	783
*	Lattice Semiconductor
	Corp.	206,155	777
*	SS&C Technologies
	Holdings Inc.	30,955	774
*	Spansion Inc. Class A	69,608	764
	MTS Systems Corp.	19,791	763
	Molex Inc.	31,536	755
*	Infinera Corp.	108,981	745
	Electro Scientific
	Industries Inc.	62,883	743
*	Rambus Inc.	129,130	741
*	Harmonic Inc.	173,986	741
*	Active Network Inc.	48,130	741
*	Brightpoint Inc.	136,142	737
*	Rogers Corp.	18,532	734
*	Standard Microsystems
	Corp.	19,881	733
*	Anaren Inc.	37,185	729
*	PROS Holdings Inc.	43,066	724
*	FormFactor Inc.	111,842	724
	CTS Corp.	76,292	719
*	Ultratech Inc.	22,584	711
*	iGATE Corp.	41,342	704
*	DTS Inc.	26,658	695
*	Computer Task Group Inc.	45,531	683
*	MEMC Electronic
	Materials Inc.	312,076	677
*	Integrated Silicon
	Solution Inc.	67,016	676
*	CalAmp Corp.	89,204	654
*	TNSInc.	36,359	652
*	TTM Technologies Inc.	69,285	652
*	Agilysys Inc.	74,761	648
*	MIPS Technologies Inc.
	Class A	96,336	643
*	ExlService Holdings Inc.	25,837	637
*	TeleTech Holdings Inc.	39,140	626
	Keynote Systems Inc.	41,773	620
	Unwired Planet Inc.	268,854	618
*	IXYS Corp.	55,052	615
*	Monolithic Power
	Systems Inc.	30,822	612
	Methode Electronics Inc.	70,899	603

			Market
			Value
		Shares	($000)
*	XO Group Inc.	67,574	599
	Mantech International
	Corp.Class A	25,341	595
*	Web.com Group Inc.	32,450	594
*	Move Inc.	64,967	592
*	Avid Technology Inc.	75,908	564
	AVX Corp.	52,578	562
*	Entropic
	Communications Inc.	99,481	561
	Cohu Inc.	55,061	559
	Park Electrochemical Corp.	21,537	557
*	Verint Systems Inc.	18,043	532
*	Power-One Inc.	116,170	525
*	Multi-Fineline Electronix Inc.	21,291	525
*	Sonus Networks Inc.	242,672	522
*	Limelight Networks Inc.	176,577	517
*	Axcelis Technologies Inc.	429,729	516
*	CheckpointSystems Inc.	58,689	511
	Daktronics Inc.	73,434	507
*	Extreme Networks	147,297	507
*	LogMeIn Inc.	16,317	498
*	Imation Corp.	84,008	496
*	Digi International Inc.	48,319	495
*	Volterra
	Semiconductor Corp.	21,049	494
*	Exar Corp.	59,498	486
*	Freescale
	Semiconductor Ltd.	47,085	483
*	Callidus Software Inc.	96,646	481
*	LTX-Credence Corp.	69,610	466
*	Synchronoss
	Technologies Inc.	24,899	460
*	Intermec Inc.	73,857	458
	Electro Rent Corp.	28,130	457
*	Quantum Corp.	223,325	453
*	Cornerstone OnDemand Inc.	19,021	453
*	Monotype Imaging
	Holdings Inc.	26,825	450
	Micrel Inc.	46,569	444
*	Hackett Group Inc.	78,778	439
	American Software Inc.
	Class A	54,908	437
*	Measurement
	Specialties Inc.	13,131	427
*	Tangoe Inc.	19,900	424
*	Ipass Inc.	175,326	417
*	Saba Software Inc.	44,797	416
*	Stamps.com Inc.	16,846	416
*	ServiceSource
	International Inc.	29,908	414
*	comScore Inc.	24,836	409
*	Oplink Communications Inc.	29,804	403
*	Fabrinet	32,085	403
*	KVH Industries Inc.	32,125	402
	OPNET	14,936	397
*	FalconStor Software Inc.	150,119	392

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Global Cash Access
	Holdings Inc.	54,297	391
	Cass Information
	Systems Inc.	9,255	373
*	ModusLink Global
	Solutions Inc.	119,675	358
	RealNetworks Inc.	41,299	357
*	NVE Corp.	6,628	356
*	Aviat Networks Inc.	124,830	350
*	Envestnet Inc.	29,041	348
*	SycamoreNetworks Inc.	23,787	345
	United Online Inc.	81,653	345
*	Higher One Holdings Inc.	27,738	339
*	Kopin Corp.	98,250	338
*	Newport Corp.	28,032	337
*	Net 1 UEPS
	Technologies Inc.	40,139	336
*	ANADIGICS Inc.	184,001	333
*	SunPower Corp. Class A	68,850	331
*	Mercury Computer
	Systems Inc.	25,556	330
*	Ixia	26,351	317
*	STEC Inc.	40,298	314
	Aware Inc.	48,420	312
*	Immersion Corp.	55,249	311
	Booz Allen Hamilton
	Holding Corp.	20,051	306
*	Globecomm Systems Inc.	28,930	293
	Bel Fuse Inc. Class B	16,516	291
*	Calix Inc.	35,375	291
*	Kemet Corp.	47,588	286
*,^	KIT Digital Inc.	66,595	286
*	FSI International Inc.	79,347	285
*	Silicon Graphics
	International Corp.	43,262	278
*	DSP Group Inc.	43,784	278
*	Lionbridge Technologies Inc.	87,265	275
*	AuthenTec Inc.	62,540	271
*	Super Micro Computer Inc.	16,702	265
*	Perficient Inc.	23,019	259
*	Emcore Corp.	57,367	254
	Marchex Inc. Class B	70,034	253
*	Echelon Corp.	72,562	253
*	Vocus Inc.	13,005	242
*	Angie’s List Inc.	15,200	241
*	Silicon Image Inc.	56,547	234
*	IntraLinks Holdings Inc.	52,673	231
*	MoneyGram
	International Inc.	15,355	224
*	Vishay Precision Group Inc.	15,985	223
*	OCZ Technology Group Inc.	41,752	221
*	Datalink Corp.	22,855	218
*	ZygoCorp.	11,953	213
*	Procera Networks Inc.	8,524	207
*	Sigma Designs Inc.	32,175	205
*	Nanometrics Inc.	13,307	204

			Market
			Value
		Shares	($000)
*	Oclaro Inc.	64,900	197
*	LeCroy Corp.	13,659	195
*	Novatel Wireless Inc.	78,198	195
*	Demand Media Inc.	16,600	186
*	AXT Inc.	47,038	186
*	DynamicsResearch Corp.	31,852	185
*	VASCOData Security
	International Inc.	22,548	184
*	Virtusa Corp.	13,814	184
*	Edgewater Technology Inc.	46,266	180
*	QuinStreet Inc.	19,202	178
*	Intevac Inc.	22,587	170
*	Autobytel Inc.	224,073	169
*	Photronics Inc.	27,458	167
*	Carbonite Inc.	18,635	167
*	Information Services
	Group Inc.	128,428	166
*	Dot Hill Systems Corp.	145,296	166
*	Supertex Inc.	7,784	147
*	Maxwell Technologies Inc.	21,636	142
*	Alpha & Omega
	Semiconductor Ltd.	15,316	140
*	Aeroflex Holding Corp.	22,771	138
*	Jive Software Inc.	6,522	137
	PC-Tel Inc.	20,954	136
*	Reis Inc.	13,713	132
*	Amtech Systems Inc.	34,538	130
*	STR Holdings Inc.	27,740	126
*	Concurrent Computer Corp.	29,783	124
*	ShoreTelInc.	28,187	123
*	Rubicon Technology Inc.	11,949	122
*	CyberOpticsCorp.	14,065	119
*	Seachange International Inc.	14,436	119
*	Responsys Inc.	9,767	118
*	Pericom Semiconductor
	Corp.	12,912	116
	PC Connection Inc.	10,505	112
*	Mindspeed
	Technologies Inc.	44,954	111
*	Innodata Inc.	15,170	104
*	Rudolph Technologies Inc.	11,852	103
*	Cinedigm Digital Cinema
	Corp. Class A	67,677	102
*	Network Engines Inc.	71,984	101
*	SymmetricomInc.	16,944	101
*	LRAD Corp.	82,645	98
*	Inphi Corp.	10,284	97
*	Guidance Software Inc.	10,250	97
*	Radisys Corp.	15,433	97
	Crexendo Inc.	25,382	94
*	LoJack Corp.	30,922	93
*	support.com Inc.	29,004	93
	Richardson Electronics Ltd.	7,239	89
*	PLX Technology Inc.	13,702	87
*	SPSCommerce Inc.	2,824	86
*	Travelzoo Inc.	3,696	84

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Deltek Inc.	7,244	84
*	Mattson Technology Inc.	45,776	80
	TheStreetInc.	53,147	80
*	MaxLinear Inc.	15,986	79
*	PDF Solutions Inc.	8,005	79
*	Zix Corp.	29,453	77
	EvolvingSystems Inc.	13,528	74
*	SRS Labs Inc.	8,051	72
*	Identive Group Inc.	75,453	71
*	QuickLogic Corp.	27,004	68
*	Document Security
	Systems Inc.	16,521	66
	Telular Corp.	7,116	66
*	MoSys Inc.	19,222	62
*	TeleNav Inc.	9,993	61
*	PRGX Global Inc.	7,236	58
*	Smith Micro Software Inc.	31,088	57
*	Hutchinson Technology Inc.	36,408	53
*	Frequency Electronics Inc.	6,498	53
*	SciQuest Inc.	2,900	52
*	Motricity Inc.	83,249	52
	QADInc. Class A	3,629	52
	Pulse Electronics Corp.	26,190	52
	Rimage Corp.	6,050	48
*	GSI Technology Inc.	10,119	48
*	Glu Mobile Inc.	8,452	47
*	Network Equipment
	Technologies Inc.	35,089	46
*	Bsquare Corp.	15,441	45
*	StarTek Inc.	15,375	45
*,^	Wave Systems Corp.
	Class A	62,907	43
*	Looksmart Ltd.	54,701	43
*	Westell Technologies Inc.
	Class A	17,678	42
*	THQInc.	64,284	40
*	GSI Group Inc.	3,461	40
*	PAR Technology Corp.	7,772	38
*	Spark Networks Inc.	7,405	38
*	Pixelworks Inc.	15,645	38
*	TeleCommunication
	Systems Inc. Class A	27,184	33
*	Ikanos Communications Inc.	36,361	31
*	Online Resources Corp.	12,713	31
*	GSE Systems Inc.	13,415	31
*	ID Systems Inc.	6,809	30
*	Ditech Networks Inc.	34,438	30
*	Intellicheck Mobilisa Inc.	16,110	28
	Bel Fuse Inc. Class A	1,477	27
*	Rosetta Stone Inc.	1,884	26
*	Viasystems Group Inc.	1,531	26
*	BTU International Inc.	9,344	25
*	Powerwave
	Technologies Inc.	32,363	23
	Digimarc Corp.	904	23
*	WebMediaBrands Inc.	36,233	23

			Market
			Value
		Shares	($000)
*	Planar Systems Inc.	13,735	23
*	Numerex Corp. Class A	2,362	22
*	Cascade Microtech Inc.	4,600	21
*	MEMSIC Inc.	8,040	21
*	Ramtron International Corp.	6,551	20
*	Presstek Inc.	46,306	20
*	Mitek Systems Inc.	4,800	19
*	Transwitch Corp.	16,462	18
*	Parkervision Inc.	7,548	18
*	Mattersight Corp.	2,159	17
*	Opnext Inc.	13,481	17
*	Rainmaker Systems Inc.	19,115	16
*	NCI Inc. Class A	3,856	16
*	Lantronix Inc.	6,995	14
*	Ultra Clean Holdings	2,159	14
*	TechTarget Inc.	2,379	12
*	Transact Technologies Inc.	1,540	12
*	Microvision Inc.	7,110	11
*	Remark Media Inc.	3,300	11
*	Research Frontiers Inc.	2,555	8
	QADInc. Class B	573	8
*	Pervasive Software Inc.	1,008	8
*	ZhoneTechnologies Inc.	10,572	7
*	iGO Inc.	11,872	5
*	Superconductor
	Technologies Inc.	7,872	5
*	Digital Ally Inc.	9,500	4
*	Selectica Inc.	829	3
*	Mitel Networks Corp.	700	3
*	Market Leader Inc.	464	2
*	Wireless Telecom Group Inc.	1,403	2
*	Management Network
	Group Inc.	626	1
*	Spire Corp.	1,179	1
*	OfficialPayments
	Holdings Inc. Class B	121	—
*	PC Mall Inc.	63	—
*	Newtek Business Services Inc.	204	—
*	Performance Technologies Inc.	70	—
*	Video Display Corp.	19	—
			3,936,617
Materials (3.9%)
	EI du Pont de
	Nemours & Co.	1,280,020	64,731
	Monsanto Co.	735,045	60,847
	Dow Chemical Co.	1,627,574	51,269
	Praxair Inc.	409,840	44,562
	Freeport-McMoRan
	Copper & Gold Inc.	1,302,309	44,370
	Newmont Mining Corp.	679,822	32,978
	Ecolab Inc.	399,978	27,410
	Air Products &
	Chemicals Inc.	289,264	23,352
	Mosaic Co.	407,561	22,318
	PPG Industries Inc.	208,840	22,162

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	LyondellBasellIndustries
	NV Class A	433,414	17,454
	CF Industries Holdings Inc.	90,001	17,437
	International Paper Co.	570,825	16,503
	Nucor Corp.	435,288	16,497
	Sherwin-WilliamsCo.	121,705	16,108
	Alcoa Inc.	1,465,508	12,823
	Sigma-Aldrich Corp.	166,000	12,272
	FMC Corp.	191,792	10,257
	Cliffs Natural
	Resources Inc.	195,102	9,617
	Eastman Chemical Co.	188,682	9,504
	Ball Corp.	204,347	8,388
	Airgas Inc.	89,491	7,518
	Ashland Inc.	107,716	7,466
	Celanese Corp. Class A	215,471	7,460
	Albemarle Corp.	122,445	7,303
*	Crown Holdings Inc.	204,695	7,060
	Vulcan Materials Co.	177,733	7,058
	MeadWestvaco Corp.	234,987	6,756
	Valspar Corp.	122,050	6,406
	Royal Gold Inc.	81,014	6,351
	International Flavors &
	Fragrances Inc.	111,425	6,106
	Rock-Tenn Co. Class A	97,302	5,308
	Reliance Steel &
	Aluminum Co.	103,471	5,225
	Martin Marietta
	Materials Inc.	62,654	4,938
	RPMInternational Inc.	180,859	4,919
*	WR Grace & Co.	96,491	4,868
	Solutia Inc.	168,313	4,721
	Aptargroup Inc.	90,886	4,640
	Allegheny
	Technologies Inc.	140,001	4,465
	Bemis Co. Inc.	142,312	4,460
	United States Steel Corp.	207,903	4,283
	Rockwood Holdings Inc.	96,081	4,261
	Sonoco Products Co.	138,598	4,179
*	Owens-IllinoisInc.	215,899	4,139
	Sealed Air Corp.	252,384	3,897
	Domtar Corp.	50,474	3,872
	Packaging Corp. of America	135,783	3,834
	Walter Energy Inc.	85,911	3,794
	Huntsman Corp.	279,047	3,611
	Cabot Corp.	86,753	3,531
	CytecIndustries Inc.	59,769	3,505
	Compass Minerals
	International Inc.	45,450	3,467
	Steel Dynamics Inc.	285,721	3,357
*	Allied Nevada Gold Corp.	117,426	3,333
	NewMarket Corp.	14,768	3,199
	Silgan Holdings Inc.	72,405	3,091
	Carpenter Technology Corp.	61,248	2,930
	Sensient Technologies Corp.	69,087	2,538

			Market
			Value
		Shares	($000)
	Scotts Miracle-Gro Co.
	Class A	58,949	2,424
	Olin Corp.	110,041	2,299
	Eagle Materials Inc.	58,973	2,202
*	Coeur d’Alene Mines Corp.	124,398	2,184
	HB Fuller Co.	68,114	2,091
*	Louisiana-Pacific Corp.	188,751	2,054
*	Molycorp Inc.	91,692	1,976
*	ChemturaCorp.	133,037	1,929
	Hecla Mining Co.	393,377	1,868
	Commercial Metals Co.	143,454	1,813
*	Intrepid Potash Inc.	77,787	1,770
	Innophos Holdings Inc.	29,919	1,689
	Worthington Industries Inc.	80,512	1,648
	PolyOne Corp.	117,448	1,607
*	Resolute Forest Products	134,629	1,559
	Buckeye Technologies Inc.	54,692	1,558
	Minerals Technologies Inc.	24,403	1,556
	Titanium Metals Corp.	133,966	1,515
	Schweitzer-Mauduit
	International Inc.	21,920	1,494
	Westlake Chemical Corp.	27,736	1,449
	Greif Inc. Class A	34,581	1,418
*	SunCoke Energy Inc.	94,386	1,383
*	Stillwater Mining Co.	157,555	1,345
	Balchem Corp.	40,206	1,311
*	Clearwater Paper Corp.	37,312	1,273
	AMCOL International Corp.	42,367	1,199
	American Vanguard Corp.	44,902	1,194
	Georgia Gulf Corp.	46,112	1,184
*	Calgon Carbon Corp.	79,049	1,124
	Texas Industries Inc.	28,637	1,117
	Globe Specialty Metals Inc.	82,305	1,105
	Haynes International Inc.	21,660	1,103
	PH Glatfelter Co.	65,793	1,077
*	Innospec Inc.	35,917	1,063
	MyersIndustries Inc.	60,032	1,030
	Quaker Chemical Corp.	21,113	976
*	Graphic Packaging
	Holding Co.	172,000	946
	Schnitzer Steel
	Industries Inc.	33,471	938
	Neenah Paper Inc.	34,589	923
	Stepan Co.	9,744	918
*	Kraton Performance
	Polymers Inc.	41,664	913
	AK Steel Holding Corp.	151,384	889
*	RTI International Metals Inc.	37,948	859
	Kaiser Aluminum Corp.	16,353	848
	Koppers Holdings Inc.	24,620	837
*	McEwen Mining Inc.	273,722	824
	Materion Corp.	34,794	801
*	OM Group Inc.	40,319	766
^	Gold Resource Corp.	28,207	733
	Deltic Timber Corp.	11,849	723
*	Flotek Industries Inc.	73,253	684

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Hawkins Inc.	16,787	641
	Boise Inc.	95,579	629
*	Ferro Corp.	131,007	629
*	Century Aluminum Co.	84,716	621
*	AM Castle & Co.	54,058	574
	A Schulman Inc.	28,868	573
*	Omnova Solutions Inc.	71,425	539
*	Headwaters Inc.	102,319	527
*	KapStone Paper and
	Packaging Corp.	33,068	524
	Tredegar Corp.	34,843	507
*	Horsehead Holding Corp.	47,129	469
*	Mercer International Inc.	81,563	466
*	LSB Industries Inc.	14,300	442
*	ADA-ES Inc.	17,056	433
*	General Moly Inc.	137,486	432
*	Landec Corp.	45,424	389
	Wausau Paper Corp.	34,826	339
	Zep Inc.	22,054	303
*	Zoltek Cos. Inc.	32,566	294
	Olympic Steel Inc.	17,882	294
^	Kronos Worldwide Inc.	17,560	277
	Noranda Aluminum
	Holding Corp.	34,663	276
*	TPCGroup Inc.	7,362	272
*	Metals USA Holdings Corp.	17,076	272
*	Universal Stainless & Alloy	5,459	224
	KMG Chemicals Inc.	10,994	212
	ChaseCorp.	13,725	181
*	Spartech Corp.	34,455	178
*	AEP Industries Inc.	3,657	159
*	Paramount Gold and
	Silver Corp.	65,935	158
*	American Pacific Corp.	11,774	124
*	Arabian American
	Development Co.	10,000	97
*	Penford Corp.	10,687	96
*	Golden Minerals Co.	16,060	72
*	Senomyx Inc.	16,555	39
*	United States Lime &
	Minerals Inc.	813	38
*,^	Clean Diesel
	Technologies Inc.	14,310	28
*	Solitario Exploration &
	Royalty Corp.	12,887	17
*	Verso Paper Corp.	12,787	15
*	Midway Gold Corp.	100	—
*	Continental Materials Corp.	5	—
			799,257
Telecommunication Services (2.8%)
	AT&T Inc.	8,139,515	290,255
	Verizon
	Communications Inc.	3,892,868	172,999
	CenturyLink Inc.	850,830	33,599
*	Crown Castle
	International Corp.	390,618	22,914

			Market
			Value
		Shares	($000)
*	Sprint Nextel Corp.	4,117,343	13,422
*	SBACommunications
	Corp. Class A	159,190	9,082
	Windstream Corp.	806,304	7,789
*	twtelecom inc Class A	206,581	5,301
^	Frontier
	Communications Corp.	1,369,909	5,247
*	Level 3
	Communications Inc.	200,603	4,443
	Telephone & Data
	Systems Inc.	132,790	2,827
	AboveNet Inc.	30,675	2,577
*	MetroPCS
	Communications Inc.	425,388	2,573
*	NII Holdings Inc.	236,067	2,415
*	Cincinnati Bell Inc.	372,584	1,386
*	Cogent Communications
	Group Inc.	63,007	1,213
*	United States Cellular Corp.	20,519	792
	Atlantic Tele-Network Inc.	22,144	747
*	Leap Wireless
	International Inc.	104,806	674
*	8x8 Inc.	153,141	643
*	Premiere Global
	Services Inc.	67,298	565
*	General Communication Inc.
	Class A	58,470	486
*	Clearwire Corp. Class A	420,631	471
	Consolidated
	Communications
	Holdings Inc.	29,780	441
	NTELOS Holdings Corp.	23,328	440
	HickoryTech Corp.	36,868	410
*	CbeyondInc.	56,839	385
*	Neutral Tandem Inc.	26,952	355
	Shenandoah
	Telecommunications Co.	25,862	352
^	Alaska Communications
	Systems Group Inc.	162,925	342
*	Vonage Holdings Corp.	158,412	318
*	Iridium Communications Inc.	33,739	302
	USA Mobility Inc.	23,093	297
	Lumos Networks Corp.	24,967	236
	SureWest Communications	11,131	234
	IDT Corp. Class B	23,847	234
	Primus Telecommunications
	Group Inc.	6,100	95
*	Towerstream Corp.	19,301	80
*,^	Globalstar Inc.	134,809	43
*	Elephant Talk
	Communications Inc.	19,600	33
*	ORBCOMM Inc.	9,769	32
	Warwick Valley
	Telephone Co.	38	1
			587,050

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
Utilities (3.7%)
	Southern Co.	1,183,470	54,795
	Exelon Corp.	1,169,088	43,981
*	Duke Energy Corp.	1,834,301	42,299
	Dominion Resources Inc.	782,940	42,279
	NextEra Energy Inc.	543,031	37,366
	FirstEnergy Corp.	574,363	28,253
	American Electric
	Power Co. Inc.	663,891	26,489
	PG&E Corp.	567,123	25,674
	Consolidated Edison Inc.	402,360	25,023
	Progress Energy Inc.	405,513	24,400
	Public Service Enterprise
	Group Inc.	694,800	22,581
	PPL Corp.	795,675	22,128
	Sempra Energy	312,836	21,548
	Edison International	425,376	19,652
	Xcel Energy Inc.	668,807	19,001
	Northeast Utilities	430,396	16,704
	Entergy Corp.	242,707	16,477
	DTE Energy Co.	232,876	13,817
	Wisconsin Energy Corp.	316,653	12,530
	CenterPoint Energy Inc.	556,864	11,510
	ONEOKInc.	271,492	11,487
*	AES Corp.	894,299	11,474
	Ameren Corp.	333,334	11,180
	NiSource Inc.	388,321	9,611
	CMS Energy Corp.	354,164	8,323
	American Water
	Works Co. Inc.	241,651	8,284
	SCANA Corp.	170,326	8,148
	Pinnacle West Capital Corp.	150,206	7,772
*	Calpine Corp.	430,438	7,107
	OGE Energy Corp.	134,986	6,991
	Alliant Energy Corp.	152,750	6,961
	AGL Resources Inc.	161,049	6,241
	Integrys Energy Group Inc.	108,118	6,149
	Pepco Holdings Inc.	313,711	6,139
	NV Energy Inc.	324,901	5,712
*	NRG Energy Inc.	313,240	5,438
	MDU Resources Group Inc.	246,493	5,327
	Westar Energy Inc.	173,138	5,185
	Questar Corp.	245,077	5,112
	TECO Energy Inc.	282,572	5,103
	ITC Holdings Corp.	70,805	4,879
	Aqua America Inc.	190,754	4,761
	National Fuel Gas Co.	97,071	4,560
	UGI Corp.	154,481	4,546
	Atmos Energy Corp.	123,907	4,345
	Great Plains Energy Inc.	187,072	4,005
	Hawaiian Electric
	Industries Inc.	132,739	3,786
	Cleco Corp.	83,822	3,506
	Vectren Corp.	112,640	3,325
	Piedmont Natural
	Gas Co. Inc.	99,680	3,209

			Market
			Value
		Shares	($000)
	IDACORP Inc.	69,033	2,905
	WGL Holdings Inc.	70,929	2,819
	Southwest Gas Corp.	63,352	2,765
	Portland General
	Electric Co.	103,514	2,760
	UIL Holdings Corp.	69,549	2,494
	New Jersey
	Resources Corp.	56,957	2,484
	Avista Corp.	80,712	2,155
	PNM Resources Inc.	110,268	2,155
	South Jersey Industries Inc.	41,796	2,130
	UNS Energy Corp.	52,513	2,017
	ALLETE Inc.	46,490	1,943
	Black Hills Corp.	57,814	1,860
*	GenOn Energy Inc.	1,070,466	1,830
	NorthWestern Corp.	49,848	1,829
	Northwest Natural Gas Co.	37,147	1,768
	El Paso Electric Co.	52,669	1,746
	MGE Energy Inc.	31,875	1,508
	Laclede Group Inc.	33,230	1,323
	CHEnergy Group Inc.	18,309	1,203
	American States Water Co.	28,774	1,139
	Empire District Electric Co.	52,999	1,118
	Otter Tail Corp.	43,785	1,001
	California Water
	Service Group	48,860	902
	SJW Corp.	27,475	660
	Connecticut Water
	Service Inc.	20,610	597
	Ormat Technologies Inc.	26,286	562
	ChesapeakeUtilities Corp.	11,624	508
	Middlesex Water Co.	15,893	302
	Unitil Corp.	8,188	217
	Genie Energy Ltd. Class B	22,882	178
*,^	Cadiz Inc.	19,263	139
	Artesian Resources Corp.
	Class A	6,245	135
	York Water Co.	7,075	127
	Consolidated Water Co. Ltd.	13,015	108
*	DynegyInc. Class A	143,246	84
	Delta Natural Gas Co. Inc.	2,400	52
*	SynthesisEnergy
	Systems Inc.	30,151	37
*	Pure Cycle Corp.	11,129	24
	RGC Resources Inc.	32	1
			762,758
Total Common Stocks
(Cost $17,501,855)			20,506,552
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.148%	94,531,033	94,531

Institutional Total Stock Market Index Fund

		Face	Market
		Amount	Value
		($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5]	Fannie Mae Discount
	Notes, 0.150%, 9/5/12	1,000	1,000
[5,6]	Federal Home Loan
	Bank Discount Notes,
	0.100%, 7/11/12	1,000	1,000
[4,5]	Freddie Mac Discount
	Notes, 0.145%, 9/17/12	4,000	3,999
5	United States Treasury
	Note/Bond, 0.375%,
	8/31/12	500	500
			6,499
Total Temporary Cash Investments
	(Cost $101,030)		101,030
	Total Investments (100.0%)
	(Cost $17,602,885)		20,607,582
Other Assets and Liabilities (0.0%)
	Other Assets		68,948
	Liabilities[3]		(64,753)
			4,195
	Net Assets (100%)		20,611,777

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	18,111,549
Undistributed Net Investment Income	4,976
Accumulated Net Realized Losses	(512,755)
Unrealized Appreciation (Depreciation)
Investment Securities	3,004,697
Futures Contracts	3,310
Net Assets	20,611,777

Institutional Shares—Net Assets
Applicable to 98,446,841 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,020,639
Net Asset Value Per Share—
Institutional Shares	$30.68

Institutional Plus Shares—Net Assets
Applicable to 573,247,250 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	17,591,138
Net Asset Value Per Share—
Institutional Plus Shares	$30.69

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $15,166,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $16,183,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $5,599,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Dividends	199,873
Interest[1]	42
Security Lending	2,466
Total Income	202,381
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	580
Management and Administrative—Institutional Plus Shares	1,716
Total Expenses	2,296
Net Investment Income	200,085
Realized Net Gain (Loss)
Investment Securities Sold	361,335
Futures Contracts	7,278
Realized Net Gain (Loss)	368,613
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,233,420
Futures Contracts	1,964
Change in Unrealized Appreciation (Depreciation)	1,235,384
Net Increase (Decrease) in Net Assets Resulting from Operations	1,804,082
1 Interest income from an affiliated company of the fund was $40,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	200,085	320,924
Realized Net Gain (Loss)	368,613	(195,466)
Change in Unrealized Appreciation (Depreciation)	1,235,384	145,627
Net Increase (Decrease) in Net Assets Resulting from Operations	1,804,082	271,085
Distributions
Net Investment Income
Institutional Shares	(28,394)	(50,403)
Institutional Plus Shares	(169,050)	(269,359)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(197,444)	(319,762)
Capital Share Transactions
Institutional Shares	(98,687)	661,395
Institutional Plus Shares	143,288	3,123,665
Net Increase (Decrease) from Capital Share Transactions	44,601	3,785,060
Total Increase (Decrease)	1,651,239	3,736,383
Net Assets
Beginning of Period	18,960,538	15,224,155
End of Period[1]	20,611,777	18,960,538
1 Net Assets—End of Period includes undistributed net investment income of $4,976,000 and $2,335,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$28.32	$28.54	$24.80	$19.68	$31.89	$30.71
Investment Operations
Net Investment Income	.302	.532	.495	.483	.550	.547
Net Realized and Unrealized Gain (Loss)
on Investments	2.356	(.222)	3.741	5.120	(12.208)	1.179
Total from Investment Operations	2.658	.310	4.236	5.603	(11.658)	1.726
Distributions
Dividends from Net Investment Income	(.298)	(.530)	(.496)	(.483)	(.552)	(.546)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.298)	(.530)	(.496)	(.483)	(.552)	(.546)
Net Asset Value, End of Period	$30.68	$28.32	$28.54	$24.80	$19.68	$31.89

Total Return	9.38%	1.09%	17.28%	28.84%	-36.90%	5.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,021	$2,874	$2,248	$1,700	$1,106	$1,271
Ratio of Total Expenses to
Average Net Assets	0.040%	0.042%	0.045%	0.045%	0.045%	0.045%
Ratio of Net Investment Income to
Average Net Assets	1.98%	1.93%	1.95%	2.36%	2.12%	1.81%
Portfolio Turnover Rate[1]	9%	12%	14%	13%	13%	10%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$28.32	$28.54	$24.81	$19.68	$31.89	$30.71
Investment Operations
Net Investment Income	.305	.537	.499	.487	.556	.553
Net Realized and Unrealized Gain (Loss)
on Investments	2.366	(.221)	3.732	5.130	(12.209)	1.179
Total from Investment Operations	2.671	.316	4.231	5.617	(11.653)	1.732
Distributions
Dividends from Net Investment Income	(.301)	(.536)	(.501)	(.487)	(.557)	(.552)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.301)	(.536)	(.501)	(.487)	(.557)	(.552)
Net Asset Value, End of Period	$30.69	$28.32	$28.54	$24.81	$19.68	$31.89

Total Return	9.43%	1.11%	17.25%	28.92%	-36.89%	5.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,591	$16,087	$12,976	$10,520	$6,631	$8,599
Ratio of Total Expenses to
Average Net Assets	0.020%	0.022%	0.025%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	2.00%	1.95%	1.97%	2.38%	2.14%	1.83%
Portfolio Turnover Rate[1]	9%	12%	14%	13%	13%	10%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $100 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Institutional Total Stock Market Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. Effective June 2011, the annual fee rate was reduced to 0.04% for the Institutional Shares and 0.02% for the Institutional Plus Shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	20,506,266	192	94
Temporary Cash Investments	94,531	6,499	—
Futures Contracts—Assets[1]	2,604	—	—
Total	20,603,401	6,691	94
1 Represents variation margin on the last day of the reporting period.

Institutional Total Stock Market Index Fund

D. At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2012	235	79,688	2,414
E-mini S&P 500 Index	September 2012	180	12,208	253
E-mini Russell 2000 Index	September 2012	128	10,181	643

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2012, the fund realized $282,169,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund had available capital loss carryforwards totaling $454,538,000 to offset future net capital gains. Of this amount, $115,540,000 may be used to offset future net capital gains through December 31, 2017. Capital losses of $338,998,000 realized beginning in fiscal 2011 may be carried forward indefinitely but must be used before any expiring loss carry-forwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2012, the cost of investment securities for tax purposes was $17,602,885,000. Net unrealized appreciation of investment securities for tax purposes was $3,004,697,000, consisting of unrealized gains of $4,416,467,000 on securities that had risen in value since their purchase and $1,411,770,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2012, the fund purchased $1,659,633,000 of investment securities and sold $1,598,858,000 of investment securities, other than temporary cash investments.

Institutional Total Stock Market Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	264,927	8,743	889,661	30,675
Issued in Lieu of Cash Distributions	24,967	812	44,048	1,551
Redeemed	(388,581)	(12,593)	(272,314)	(9,515)
Net Increase (Decrease)—Institutional Shares	(98,687)	(3,038)	661,395	22,711
Institutional Plus Shares
Issued	1,814,144	59,007	5,795,813	207,689
Issued in Lieu of Cash Distributions	156,113	5,073	246,311	8,660
Redeemed	(1,826,969)	(58,853)	(2,918,459)	(102,938)
Net Increase (Decrease)—Institutional Plus Shares	143,288	5,227	3,123,665	113,411

H. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	12/31/2011	6/30/2012	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,093.85	$0.21
Institutional Plus Shares	1,000.00	1,094.31	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.66	$0.20
Institutional Plus Shares	1,000.00	1,024.76	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Institutional Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Institutional Total Stock Market Index: Dow Jones Wilshire 5000 Index through April 8, 2005; MSCI US Broad Market Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U.S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001. [2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.	Chairman Emeritus and Senior Advisor

Peter F. Volanakis	John J. Brennan
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);	John C. Bogle
Overseer of the Amos Tuck School of Business	Chairman and Chief Executive Officer, 1974–1996
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

The funds or securities referred to herein are not
Fund Information > 800-662-7447	sponsored, endorsed, or promoted by MSCI, and MSCI
Direct Investor Account Services > 800-662-2739	bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8712 082012

Item 2:

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

VANGUARD INSTITUTIONAL INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 21, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.